                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                    Date of fiscal year end: April 30, 2004
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.
MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

                                                 MFS(R) EMERGING
                                                 OPPORTUNITIES FUND
                                                 ------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING OPPORTUNITIES FUND

The fund seeks long-term growth of capital.

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
MANAGEMENT REVIEW                              1
------------------------------------------------
PERFORMANCE SUMMARY                            3
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       5
------------------------------------------------
FINANCIAL STATEMENTS                           9
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 14
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        20
------------------------------------------------
FEDERAL TAX INFORMATION                       21
------------------------------------------------
TRUSTEES AND OFFICERS                         22

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NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
   NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

The turnaround in global stock markets that began in the spring of 2003 continued for much of the year ended April 30, 2004. This rally was driven by increasingly positive global economic numbers as the period progressed, particularly with regard to business confidence and corporate earnings. By late 2003, corporate capital spending, which had been weak for several years, had also begun to accelerate. Other drivers of the equity rally, in our view, were decisions made by most central banks worldwide to leave interest rates at near-historic lows throughout the period.

Toward the end of the period, however, a combination of several factors, in our view, started to dampen stock returns: A rate increase by the United States Federal Reserve Board (the Fed) seemed more imminent than investors had expected at the beginning of 2004. The March train bombings in Spain brought geopolitical concerns back to the forefront of investors' minds. In addition, oil prices that approached $40 per barrel in late April raised concerns that high energy costs could become a significant drag on the global recovery.

CONTRIBUTORS TO PERFORMANCE

The portfolio generated strong absolute and relative returns (when compared with its benchmark, the Russell Midcap Growth Index) from special business products stocks and from holdings in the utilities & communications and retailing sectors.

Among miscellaneous contributors to performance were EVCI Career Colleges, Digitas, and Autobytel. The utilities & communication sector was paced by the strong returns generated by SpectraSite, Crown Castle International, American Tower Corp., and Millicom International. The portfolio also had positions in Inmet Mining Corp., a basic materials firm, and in health care firms Hologic and Cytyc Corp. that rounded out the list of top 10 contributors to relative performance. Digitas, Autobytel, Inmet, and Hologic were sold from the portfolio by the end of the period.

DETRACTORS FROM PERFORMANCE

The fund's cash position was a leading detractor from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to cover shareholder redemptions. In a period when equity markets rose, cash hurt performance against our benchmark, which has no cash position.

Among equity holdings, stocks in the transportation and autos & housing sector were the greatest detractors from performance relative to the benchmark. The portfolio was also harmed by stock selection and by an overweight position in transportation companies, as the sector underperformed the broader market (as measured by the benchmark). The fund also had positions in several individual companies, such as Westwood One and Weight Watchers International, that generated negative returns during the period and that detracted from overall performance. Weight Watchers was sold from the portfolio by the end of the period.

    Respectfully,

/s/ Eric Fischman

    Eric Fischman
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
--------------------------------------------------------------------------------

Currently, the fund offers Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS EMERGING OPPORTUNITIES FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, May 2, 2000, through April 30, 2004. Index information is from May 1, 2000.)

                          MFS Emerging
                      Opportunities Fund --     Russell MidCap
                           Class A              Growth Index

          5/00            $ 9,425                $10,000
          4/01              7,905                  7,053
          4/02              8,422                  5,994
          4/03              7,124                  4,995
          4/04             10,553                  6,800

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                          Class
        Share           inception
        class              date           1-yr        3-yr         Life*
-------------------------------------------------------------------------------
          A              5/2/2000          48.15%       10.11%        2.87%
-------------------------------------------------------------------------------
          I              6/1/2000          48.01%       10.18%        2.92%
-------------------------------------------------------------------------------

  Comparative benchmarks

--------------------
Average annual
--------------------
-------------------------------------------------------------------------------
  Average mid cap core fund+               33.08%        4.21%        2.96%
-------------------------------------------------------------------------------
  Russell MidCap Growth Index#             36.14%       -1.21%       -9.19%
-------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

        Share
        class                             1-yr        3-yr         Life*
-------------------------------------------------------------------------------
          A                                39.63%        7.96%        1.36%
-------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

-------------------------------------------------------------------------------
          A                              48.15%         33.50%       11.97%
-------------------------------------------------------------------------------
          I                              48.01%         33.76%       12.19%
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* For the period from the commencement of the fund's investment operations,
  May 2, 2000, through April 30, 2004. Index information is from May 1, 2000.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL MIDCAP GROWTH INDEX - measures the performance of U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Because Class I shares have lower expenses than those of Class A shares, performance shown for Class I is lower than it would have been had this share been offered for the entire period. Performance has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). These results represent the percent change in net asset value.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small companies is riskier than investing in more-established companies.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Investing in mid-sized companies is riskier than investing in more-established companies.

When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 4/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 92.4%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES        $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Stocks - 77.8%
------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                          120         $5,112
------------------------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 0.5%
------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                                    300        $11,661
------------------------------------------------------------------------------------------------------------------------

Biotechnology - 4.2%
------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                                              1,400        $20,174
------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                                                     1,600         16,080
------------------------------------------------------------------------------------------------------------------------
Genelabs Technologies, Inc.*                                                                        5,600         15,400
------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                                                     1,100         17,094
------------------------------------------------------------------------------------------------------------------------
Kosan Biosciences, Inc.*                                                                            1,000         13,820
------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.*                                                                          600         12,726
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $95,294
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 11.2%
------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                           800        $13,880
------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                                   700         23,233
------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                                   300         13,680
------------------------------------------------------------------------------------------------------------------------
LIN TV Corp., "A"*                                                                                    500         11,245
------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                                       1,100         22,220
------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                          1,711         97,133
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                               1,200         54,348
------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                                   600         17,724
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $253,463
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.8%
------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                           1,400        $17,136
------------------------------------------------------------------------------------------------------------------------

Business Services - 11.6%
------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                          800        $27,816
------------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.*                                                                       800         25,816
------------------------------------------------------------------------------------------------------------------------
EVCI Career Colleges, Inc.*                                                                         6,100         74,664
------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                                   350         19,110
------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                                           5,700         41,553
------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.*                                                                                  1,500         18,960
------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                        300         14,070
------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                              600         15,366
------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc.*                                                                           600         24,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $261,541
------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                 730        $11,936
------------------------------------------------------------------------------------------------------------------------

Computer Software - 0.8%
------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                                                           1,200        $18,816
------------------------------------------------------------------------------------------------------------------------

Consumer Goods & Services - 5.8%
------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                             1,000        $64,000
------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                                                          1,200         36,744
------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                               100         12,497
------------------------------------------------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.*                                                                        500         17,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $130,866
------------------------------------------------------------------------------------------------------------------------
Electronics - 2.0%
------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                                                           7,000        $15,190
------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                                      1,360         17,177
------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                                     200          4,738
------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                                     700          8,505
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $45,610
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                                                             400        $21,072
------------------------------------------------------------------------------------------------------------------------

Entertainment - 0.9%
------------------------------------------------------------------------------------------------------------------------
New Frontier Media, Inc.*                                                                           3,000        $19,200
------------------------------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.7%
------------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc.*                                                                               1,400        $14,924
------------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 3.3%
------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                         400        $15,096
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                          900         36,477
------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                                                 800         22,592
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $74,165
------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                      1,100        $21,780
------------------------------------------------------------------------------------------------------------------------

Internet - 1.5%
------------------------------------------------------------------------------------------------------------------------
eCollege.com*                                                                                       1,200        $21,696
------------------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc.*                                                                                 1,300         12,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $34,306
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
------------------------------------------------------------------------------------------------------------------------
Encore Wire Corp.*                                                                                    900        $24,606
------------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.1%
------------------------------------------------------------------------------------------------------------------------
Curative Health Services, Inc.*                                                                     2,500        $29,000
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                                300         17,565
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $46,565
------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 14.6%
------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                                                       2,900        $48,836
------------------------------------------------------------------------------------------------------------------------
Cardiac Science, Inc.*                                                                              4,000         12,000
------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                                                    5,100         58,650
------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                        3,300         70,620
------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                          300         14,538
------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                                                     300         21,669
------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                      500         26,215
------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                                900         26,280
------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                                                     1,700         23,137
------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                         600         25,890
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $327,835
------------------------------------------------------------------------------------------------------------------------

Oil Services - 2.1%
------------------------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                                                      700        $31,150
------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                            300         16,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $47,575
------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.2%
------------------------------------------------------------------------------------------------------------------------
ScanSoft, Inc.*                                                                                     1,130         $5,492
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 1.1%
------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.                                                                          600        $25,752
------------------------------------------------------------------------------------------------------------------------

Printing & Publishing - 2.7%
------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc.                                                                                     900        $15,237
------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                        400         20,376
------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.*                                                                            700          9,135
------------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc.*                                                                                3,900         15,522
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $60,270
------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*                                                                  200         $4,294
------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                        670         18,559
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                                     200          6,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $28,953
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.5%
------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc.*                                                                             1,900        $10,431
------------------------------------------------------------------------------------------------------------------------

Wireless Communications - 6.2%
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                                                          4,000        $49,800
------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                                         500          8,475
------------------------------------------------------------------------------------------------------------------------
Arch Wireless, Inc.*                                                                                  100          3,417
------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                                   3,300         46,036
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.*                                                                           4,800         19,200
------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                                    320         11,958
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $138,886
------------------------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                                             $1,753,247
------------------------------------------------------------------------------------------------------------------------

Foreign Stocks - 14.6%
------------------------------------------------------------------------------------------------------------------------
Bahamas - 1.7%
------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. (Consumer Goods & Services)*                                                   1,900        $38,627
------------------------------------------------------------------------------------------------------------------------

Bermuda - 1.5%
------------------------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A" (Broadcast & Cable TV)*                                1,400        $25,480
------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                                          200          7,746
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $33,226
------------------------------------------------------------------------------------------------------------------------
Brazil - 1.0%
------------------------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR (Aerospace)                                       900        $23,220
------------------------------------------------------------------------------------------------------------------------

Canada - 4.3%
------------------------------------------------------------------------------------------------------------------------
Aber Diamond (Metals & Mining)*                                                                       100         $2,765
------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp. (Metals & Mining)*                                                                 100          2,765
------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic Beverages)                                     2,700         44,409
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp. (Gaming & Lodging)                                                                    900         13,752
------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (Biotechnology)*                                                                      700         17,073
------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc. (Biotechnology)*                                                                      2,800         15,540
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $96,304
------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%
------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG (Business Services)                                                                 4,350        $28,862
------------------------------------------------------------------------------------------------------------------------

Ireland - 0.3%
------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC, ADR (Airlines)*                                                                 200         $6,664
------------------------------------------------------------------------------------------------------------------------

Luxembourg - 0.9%
------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A. (Wireless Communications)*                                       800        $20,104
------------------------------------------------------------------------------------------------------------------------

Mexico - 1.6%
------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V. (Specialty Stores)                                                       4,700        $27,497
------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V. (Banks & Credit Companies)                                    7,600          9,499
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $36,996
------------------------------------------------------------------------------------------------------------------------
Sweden - 1.3%
------------------------------------------------------------------------------------------------------------------------
Q-Med AB (Biotechnology)                                                                            1,000        $28,565
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 0.7%
------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                      600        $15,930
------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                            $328,498
------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,780,864)                                                                    $2,081,745
------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 7.1%
------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT
ISSUER                                                                                   (000 Omitted)           $ VALUE
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, dated 4/30/04, due 5/03/04, total to be received $161,032 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost                                                                                                 $161       $161,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,941,864)                                                               $2,242,745
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                                             10,358
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $2,253,103
------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

As of April 30, 2004, 2 securities representing $31,330 and 1.40% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $1,941,864)                                             $2,242,745
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                   745
-----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                                     65,419
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                                       31
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $2,308,940
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                                  $55,775
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                        46
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                                     16
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $55,837
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $2,253,103
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                                 $2,175,669
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets and liabilities in
foreign currencies                                                                                 300,881
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                    (223,447)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $2,253,103
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                             216,284
-----------------------------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                                      $638,028
-----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                                61,346
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.40
-----------------------------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.40)                                                                          $11.03
-----------------------------------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                                                    $1,615,075
-----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                               154,938
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                                      $10.42
-----------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 4/30/04

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                           $4,531
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                             1,114
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                                 (92)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                $5,553
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                     $12,027
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                          2,193
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                                     157
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                        4,062
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                            10,796
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                                115
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                       27,411
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                           2,512
-----------------------------------------------------------------------------------------------------------------------------
  Dividend expense on securities sold                                                                    133
-----------------------------------------------------------------------------------------------------------------------------
  Professional services                                                                                5,201
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                        4,630
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                        $69,237
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                                   (48)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                        (53,020)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $16,169
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                  $(10,616)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                           $292,869
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                           79
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                   $292,948
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                       $235,982
-----------------------------------------------------------------------------------------------------------------------------
  Securities sold short                                                                                1,797
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                                                   $237,779
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                                                 $530,727
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                               $520,111
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 4/30
                                                                                                  2004               2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment loss                                                                                $(10,616)          $(3,219)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                           292,948          (180,186)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                                  237,779            45,936
-----------------------------------------------------------------------------------------        ----------         ---------
Increase (decrease) in net assets from operations                                                  $520,111         $(137,469)
-----------------------------------------------------------------------------------------        ----------         ---------
Net increase in net assets from fund share transactions                                            $792,210          $138,419
-----------------------------------------------------------------------------------------        ----------         ---------
Total increase in net assets                                                                     $1,312,321              $950
-----------------------------------------------------------------------------------------        ----------         ---------

NET ASSETS

At beginning of period                                                                             $940,782          $939,832
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated  net investment loss of $0 and $0, respectively)         $2,253,103          $940,782
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 4/30
                                                                                                                  PERIOD ENDED
CLASS A                                                                   2004            2003           2002       4/30/01*

Net asset value, beginning of period                                     $7.02           $8.30          $7.79         $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.06)         $(0.03)        $(0.03)        $(0.03)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        3.44           (1.25)          0.54          (1.51)
--------------------------------------------------------------------    ------         -------          -----        -------
Total from investment operations                                         $3.38          $(1.28)         $0.51         $(1.54)
--------------------------------------------------------------------    ------         -------          -----        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on investments and foreign
  currency transactions                                                    $--             $--            $--         $(0.67)
--------------------------------------------------------------------    ------         -------          -----        -------
Net asset value, end of period                                          $10.40           $7.02          $8.30          $7.79
--------------------------------------------------------------------    ------         -------          -----        -------
Total return (%)(+)                                                      48.15          (15.42)          6.55         (16.13)++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##^                                                              1.01            1.02           1.04           1.03+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.63)          (0.42)         (0.36)         (0.35)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         201             252            129            169
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $638            $454           $387           $503
----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.25%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on September 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.36)         $(0.37)        $(0.44)        $(0.27)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                4.32            6.16           6.50           3.45+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (3.94)          (5.56)         (5.82)         (2.77)+
----------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, May 2, 2000, through April 30, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.00% and 1.01% for the years ended April 30, 2004, and April 30, 2003, respectively.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30
                                                                                                                  PERIOD ENDED
CLASS I                                                                   2004            2003           2002       4/30/01*

Net asset value, beginning of period                                     $7.04           $8.29          $7.79         $10.00
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.07)         $(0.03)        $(0.03)        $(0.04)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                        3.45           (1.22)          0.53          (1.50)
--------------------------------------------------------------------    ------         -------          -----        -------
Total from investment operations                                         $3.38          $(1.25)         $0.50         $(1.54)
--------------------------------------------------------------------    ------         -------          -----        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on investments and foreign
  currency transactions                                                    $--             $--            $--         $(0.67)
--------------------------------------------------------------------    ------         -------          -----        -------
Net asset value, end of period                                          $10.42           $7.04          $8.29          $7.79
--------------------------------------------------------------------    ------         -------          -----        -------
Total return (%)                                                         48.01          (15.08)          6.42         (16.13)++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##^                                                              1.01            1.02           1.04           1.03+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.68)          (0.44)         (0.38)         (0.36)+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         201             252            129            169
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $1,615            $487           $552           $795
----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.25%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. The fund will not be required to reimburse MFS for expenses borne under a previous agreement that expired on September 1, 2003. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.38)         $(0.38)        $(0.46)        $(0.30)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                4.32            6.16           6.50           3.45+
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                      (3.99)          (5.58)         (5.84)         (2.77)+
----------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class I shares, June 1, 2000, through April 30, 2001.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 ^ Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 1.00% and 1.01% for the years ended April 30, 2004, and April 30, 2003, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Opportunities Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. The fund may also fair value foreign equity securities in cases where closing market quotations are not readily available or are deemed not reflective of readily available market quotations. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT SALES - The fund may enter into short sales. A short sale transaction involves selling a security which the fund does not own with the intent of purchasing it later at a lower price. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund must replace the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the fund may be required to pay in connection with a short sale. Whenever the fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The fund paid no distributions for the years ended April 30, 2003 and April 30, 2004.

During the year ended April 30, 2004, net investment loss decreased by $10,616, net realized loss on investments and foreign currency transactions increased by $79, and paid-in capital decreased by $10,537 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Capital loss carryforward            $(223,447)
                ----------------------------------------------
                Unrealized appreciation                300,881
                ----------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2010, $(49,067) and April 30, 2011 $(174,380).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At April 30, 2004, aggregate unreimbursed expenses amounted to $37,948. The fund will not be required to reimburse MFS the $53,189 for expenses borne under a previous agreement that expired on September 1, 2003.

The fund pays compensation to its Independent Trustees ("Trustees") in the form of both a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. The Trustees are currently waiving their right to receive compensation from the fund.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentages of the fund's average daily net assets:

                First $2 billion                        0.0175%
                ----------------------------------------------
                Next $2.5 billion                       0.0130%
                ----------------------------------------------
                Next $2.5 billion                       0.0005%
                ----------------------------------------------
                In excess of $7 billion                 0.0000%
                ----------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.01120%
                ----------------------------------------------
                Next $2.5 billion                      0.00832%
                ----------------------------------------------
                Next $2.5 billion                      0.00032%
                ----------------------------------------------
                In excess of $7 billion                 0.0000%
                ----------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $157, equivalent to 0.0098% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares for the year ended April 30, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently not being implemented.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent sales charges imposed during the year ended April 30, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $1,746 for shareholder services which amounted to 0.11% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $45 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,786,946 and $3,004,048, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                      $1,941,864
                ----------------------------------------------
                Gross unrealized appreciation         $378,053
                ----------------------------------------------
                Gross unrealized depreciation          (77,172)
                ----------------------------------------------
                Net unrealized appreciation           $300,881
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          YEAR ENDED 4/30/04           YEAR ENDED 4/30/03
                                                        SHARES         AMOUNT        SHARES        AMOUNT

CLASS A SHARES

Shares sold                                               26,453        $249,955       26,674       $175,429
------------------------------------------------------------------------------------------------------------
Shares reacquired                                        (29,791)       (274,823)      (8,645)       (56,454)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   (3,338)       $(24,868)      18,029       $118,975
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                              104,826      $1,000,203       41,849       $279,220
------------------------------------------------------------------------------------------------------------
Shares reacquired                                        (19,026)       (183,125)     (39,312)      (259,776)
------------------------------------------------------------------------------------------------------------
Net increase                                              85,800        $817,078        2,537        $19,444
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2004, was $8. The fund had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Shareholders of MFS Emerging Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Opportunities Fund (the Fund), including the portfolio of investments, as of April 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Opportunities Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                          ERNST & YOUNG LLP
Boston, Massachusetts
June 11, 2004

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004, if applicable.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
------------                              --------               --------                       -----------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President
----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect
Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Eric Fischman

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov


MFS(R) TAX MANAGED EQUITY FUND


[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116
                                                                  INCA-ANN 6/04

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

MFS(R) RESEARCH
BOND FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) RESEARCH BOND FUND

The fund seeks to provide total return (high current income and long-term growth of capital).

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                               10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          14
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     46
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                                   59
----------------------------------------------------
TRUSTEES AND OFFICERS                             60
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       64
----------------------------------------------------
FEDERAL TAX INFORMATION                           65
----------------------------------------------------
CONTACT INFORMATION                               66
----------------------------------------------------
ASSET ALLOCATION                                  67

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the one-year period ended April 30, 2004, long-term U.S. Treasury bond yields rose modestly, from 3.84% to 4.50%. The path upward, however, was marked by significant volatility in the overall bond market.

In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices and, therefore, negative for rates. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors, we believe, became concerned that the economic recovery was accelerating faster than expected. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down again. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that rates were indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, investors, we believe, moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate and emerging market debt. This caused spreads -- the differences between corporate or emerging market yields and the yields of "AAA"-rated Treasuries -- to tighten (decrease) over the period. Emerging market and high-yield corporate debt outperformed high-grade corporate debt, which in turn outperformed Treasuries. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and Treasuries. (The principal value and interest on Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

PORTFOLIO CONCENTRATION AS OF 4/30/04
QUALITY RATINGS
                "AAA"                       21.2%
                "AA"                         3.8%
                "A"                          8.9%
                "BBB"                       20.2%
                "BB"                         5.1%
                "B"                          2.0%
                Other                        1.3%
                Govts Agencies              37.5%

                The portfolio is actively managed, and current holdings may be different.
                Percentages based on assets on 4/30/04.

CONTRIBUTORS TO PERFORMANCE

In the area of credit quality, relative performance was helped by the fund's overweighting in lower-quality debt relative to its benchmark, the Lehman Brothers Government/Credit Index (the Lehman Index). During a period when spreads were tightening, lower-rated bonds outperformed, and the fund's overweighting in "BBB"-, "BB"-, and "B"-rated debt helped relative returns. (Bonds rated "BB" or below by the major credit rating agencies are referred to as below-investment-grade or "junk" bonds.)

Sector allocation also helped results. Relative to the Lehman Index, the fund was overweighted in the industrials sector as bonds in that sector generally benefited from the improving economy over the period. A number of the fund's holdings in emerging market corporate debt also performed well and helped relative returns.

Performance was also aided by the fact that a portion of our U.S. Treasury holdings were in TIPS, or Treasury inflation-protection securities. Over the period, these inflation-linked securities, which are issued by the U.S. Treasury, outperformed comparable ordinary, or nominal, Treasuries. We believe TIPS did well because the improving economy increased investor concerns about rising interest rates and higher inflation.

DETRACTORS FROM PERFORMANCE

The fund's holdings in the banking industry hurt performance relative to our benchmark. An overweighting in higher-quality banking company debt, particularly in "A"-rated bonds, detracted from relative returns.

    Respectfully,

/s/ Michael W. Roberge

    Michael W. Roberge
    Chief Fixed Income Officer

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Roberge.

Note to investors: Effective as of period-end on April 30, 2004, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Credit Index as the fund's benchmark. We believe the Lehman Brothers Aggregate Bond Index more closely reflects the fund's investment universe.

The views expressed in this report are those of the Chief Fixed Income Officer only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, January 4, 1999, through April 30, 2004. Index information is from January 1,
1999)

                MFS Research      Lehman Brothers       Lehman Brothers
                 Bond Fund -       Government/             Aggregate
                  Class A         Credit Index             Bond Index
      1/99        $ 9,525           $10,000                 $10,000
      4/00          9,621             9,999                  10,108
      4/01         10,910            11,210                  11,360
      4/02         11,803            12,048                  12,250
      4/03         13,288            13,546                  13,532
      4/04         13,701            13,790                  13,778

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date        1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A               1/4/99            3.11%      7.89%     7.60%     7.08%
------------------------------------------------------------------------------
        B              12/29/00           2.24%      7.01%     7.02%     6.53%
------------------------------------------------------------------------------
        C              12/29/00           2.24%      7.01%     7.03%     6.53%
------------------------------------------------------------------------------
        I               1/4/99            3.27%      8.09%     7.76%     7.18%
------------------------------------------------------------------------------
       R1              12/31/02           2.75%      7.72%     7.50%     6.98%
------------------------------------------------------------------------------
       R2              10/31/03           2.90%      7.82%     7.56%     7.03%
------------------------------------------------------------------------------
      529A              7/31/02           2.75%      7.65%     7.46%     6.94%
------------------------------------------------------------------------------
      529B              7/31/02           1.89%      7.17%     7.17%     6.67%
------------------------------------------------------------------------------
      529C              7/31/02           1.98%      7.17%     7.17%     6.67%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average A-rated corporate debt fund+      2.20%      6.13%     5.74%     5.19%
------------------------------------------------------------------------------
Lehman Brothers Government/Credit
Index#                                    1.80%      7.15%     6.84%     6.21%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index#                                    1.82%      6.65%     6.66%     6.19%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

   Share class
------------------------------------------------------------------------------
        A                                -1.79%      6.15%     6.56%     6.10%
------------------------------------------------------------------------------
        B                                -1.66%      6.13%     6.72%     6.39%
------------------------------------------------------------------------------
        C                                 1.27%      7.01%     7.03%     6.53%
------------------------------------------------------------------------------
      529A                               -2.13%      5.92%     6.42%     5.97%
------------------------------------------------------------------------------
      529B                               -2.01%      6.29%     6.87%     6.53%
------------------------------------------------------------------------------
      529C                                1.01%      7.17%     7.17%     6.67%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

   Share class                            1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A                                 3.11%     25.59%    44.26%    43.84%
------------------------------------------------------------------------------
        B                                 2.24%     22.53%    40.40%    39.99%
------------------------------------------------------------------------------
        C                                 2.24%     22.53%    40.43%    40.02%
------------------------------------------------------------------------------
        I                                 3.27%     26.29%    45.32%    44.60%
------------------------------------------------------------------------------
       R1                                 2.75%     25.01%    43.59%    43.18%
------------------------------------------------------------------------------
       R2                                 2.90%     25.33%    43.97%    43.55%
------------------------------------------------------------------------------
      529A                                2.75%     24.76%    43.31%    42.89%
------------------------------------------------------------------------------
      529B                                1.89%     23.08%    41.38%    40.97%
------------------------------------------------------------------------------
      529C                                1.98%     23.07%    41.38%    40.96%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 4, 1999 through April 30, 2004. Index information is from
  January 1, 1999.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Prior to January 1, 2001, the fund was available only to MFS employees and fund Trustees, and had limited assets. Between February 1, 1999 and December 29, 2000, a significant portion of the fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Through the date shown, average annual returns without sales charges for Class A would have been 7.89%, 7.42%, and 6.88%, respectively, for the 3 year, 5 year and life periods; for Class B, 7.01%, 6.84%, and 6.34%; for Class C, 7.01%, 6.85%, and 6.34%; for Class I,
8.09%, 7.64%, and 7.05%; for Class R1, 7.72%, 7.33%, and 6.79%; for Class R2,
7.82%, 7.38%, and 6.84%; for Class 529A, 7.65%, 7.28%, and 6.75%; for Class
529B, 7.17%, 6.99%, and 6.47%; and for Class 529C, 7.17%, 6.99%, and 6.47%.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, current exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.2%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
U.S. Bonds - 89.5%
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                               $798         $813,960
----------------------------------------------------------------------------------------------

Aerospace - 0.9%
----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                               $4,517       $4,813,306
----------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                        2,168        2,355,935
----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                          279          300,468
----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                      577          648,763
----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                       199          233,060
----------------------------------------------------------------------------------------------
                                                                                    $8,351,532
----------------------------------------------------------------------------------------------
Airlines - 0.5%
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                               $3,113       $3,075,893
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                  958          933,340
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                  440          426,018
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                    4            3,970
----------------------------------------------------------------------------------------------
                                                                                    $4,439,221
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
----------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                       $3,776       $3,822,169
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.9%
----------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                    $3,494       $3,471,747
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                     687          704,742
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                   3,474        3,530,394
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                        714          716,873
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                       3,089        3,062,725
----------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                           558          606,629
----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                     1,552        1,552,803
----------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                1,077          910,141
----------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
6.8%, 2008                                                                191          200,835
----------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                           158          159,294
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                               1,177        1,175,881
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                  303          305,048
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                 728          732,940
----------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                      10           10,598
----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                        1,906        2,032,492
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                               519          535,200
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                             2,393        2,376,365
----------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716%, 2004##                                153          153,339
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                 1,596        1,742,742
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                           72           73,533
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2008                       1,915        2,091,670
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                         718          773,101
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                       3,008        3,372,946
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.78%, 2009                           3,380        3,649,800
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                            239            1,909
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 1,552        1,669,417
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                   1,635        1,308,636
----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                              2,314        2,250,365
----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1743%, 2023^^                            10,558        1,957,451
----------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.385%, 2023##^^                               717          101,735
----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                             1,556        1,767,121
----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.2186%, 2043##^^                                                      25,259        1,326,395
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.7503%, 2028^^                                                        30,429          734,412
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                             4,267        4,621,791
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                             2,593        2,823,991
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                                798          800,244
----------------------------------------------------------------------------------------------
Fortress CBO Investments I Ltd., 1.9%, 2038                             2,194        2,193,657
----------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                      2,042        2,216,590
----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                       33           34,468
----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                 1,197        1,207,954
----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                              798          804,124
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                  352          354,507
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                               1,994        2,008,783
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031          1,162        1,289,025
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.7613%, 2035^^                                                        32,869          825,179
----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                         3,221        3,228,046
----------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                  10           10,106
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                       778          834,103
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65%, 2030                        10            9,852
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.5322%, 2008                             630          699,738
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                             1,157        1,232,907
----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                            3,362        3,619,951
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.48%, 2030                         2,076        2,260,812
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 1.1837%, 2031^^                    22,207          853,451
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                            1,025        1,120,063
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.074%, 2031^^                         20,535          601,376
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                            2,322        2,519,859
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                      1,774        1,962,711
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8773%, 2023^^                             10,360          260,645
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                   117          121,816
----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                           2,314        2,322,727
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                   1,111        1,099,934
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                   1,197        1,198,676
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                     1,994        1,972,191
----------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032##                                1,340        1,442,115
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                 981          980,558
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                               1,259        1,273,793
----------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                          106          107,137
----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                          247          247,983
----------------------------------------------------------------------------------------------
                                                                                   $94,220,142
----------------------------------------------------------------------------------------------
Automotive - 3.1%
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                        $3,411       $3,518,341
----------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                    2,840        3,351,200
----------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                             2,214        2,158,325
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                     3,958        4,348,330
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                         2,554        2,626,610
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                            3,127        3,311,196
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7%, 2012                                 319          335,702
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                               2,310        2,438,029
----------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                      4,312        4,663,501
----------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                 2,716        3,120,005
----------------------------------------------------------------------------------------------
                                                                                   $29,871,239
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.5%
----------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                           $1,584       $2,022,831
----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                       5,231        6,015,096
----------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                            3,225        3,683,392
----------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                           2,622        2,734,096
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                    1,885        2,017,203
----------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.125%, 2014                      805          787,808
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.38%, 2035                           3,180        3,465,941
----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                     1,635        1,885,485
----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                1,994        2,010,967
----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                      3,191        3,150,308
----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                   2,349        2,634,636
----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
4.53% to 2049##                                                         1,766        2,156,268
----------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                            3,000        2,898,951
----------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                            2,393        2,572,257
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                             199          210,580
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                          4,052        4,468,971
----------------------------------------------------------------------------------------------
                                                                                   $42,714,790
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                       $3,288       $3,509,940
----------------------------------------------------------------------------------------------
TCI Communication Financing III, 9.65%, 2027                               20           23,631
----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                    1,464        1,868,953
----------------------------------------------------------------------------------------------
                                                                                    $5,402,524
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                  $3,617       $3,729,160
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                             1,596        1,820,355
----------------------------------------------------------------------------------------------
Morgan Stanley DW, Inc., 6.6%, 2012                                     2,957        3,254,785
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                    742          741,589
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                 2,500        2,335,725
----------------------------------------------------------------------------------------------
                                                                                   $11,881,614
----------------------------------------------------------------------------------------------
Building - 1.0%
----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $1,072       $1,173,840
----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                              3,684        4,144,500
----------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009##                                        1,980        2,081,475
----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.875%, 2013                                         1,943        2,030,435
----------------------------------------------------------------------------------------------
                                                                                    $9,430,250
----------------------------------------------------------------------------------------------
Chemicals - 0.2%
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                            $775         $823,843
----------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                            821          879,802
----------------------------------------------------------------------------------------------
                                                                                    $1,703,645
----------------------------------------------------------------------------------------------
Conglomerates - 0.5%
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                             $4,643       $5,007,183
----------------------------------------------------------------------------------------------

Consumer Cyclical - 0.5%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                              $558         $604,641
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                              1,576        1,702,165
----------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                             1,874        2,119,576
----------------------------------------------------------------------------------------------
                                                                                    $4,426,382
----------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
----------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                 $515         $607,797
----------------------------------------------------------------------------------------------

Energy - Independent - 1.0%
----------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                $37          $43,317
----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016##                                 3,000        3,045,000
----------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                              1,769        1,964,022
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                          399          421,844
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                          798          815,284
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                           681          763,617
----------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5%, 2012                               1,759        2,019,193
----------------------------------------------------------------------------------------------
                                                                                    $9,072,277
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $3,232       $3,293,227
----------------------------------------------------------------------------------------------

Entertainment - 0.7%
----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 7.75%, 2024                                   $598         $684,395
----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 8.5%, 2025                                     120          145,079
----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.55%, 2033                                  2,273        2,308,352
----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.703%, 2034                                   399          399,735
----------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                            399          474,552
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                            1,073        1,145,344
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                           1,380        1,494,253
----------------------------------------------------------------------------------------------
                                                                                    $6,651,710
----------------------------------------------------------------------------------------------
Financial Institutions - 0.6%
----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                          $2,381       $2,359,471
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85%, 2004                                 399          401,455
----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                     2,062        2,048,729
----------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                 1,276        1,293,787
----------------------------------------------------------------------------------------------
                                                                                    $6,103,442
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.4%
----------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                               $1,474       $1,466,869
----------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                          2,548        2,729,356
----------------------------------------------------------------------------------------------
                                                                                    $4,196,225
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                          $984       $1,067,686
----------------------------------------------------------------------------------------------

Gaming & Lodging - 0.7%
----------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                  $1,560       $1,809,600
----------------------------------------------------------------------------------------------
Aztar Corp., 8.875%, 2007                                                 798          823,935
----------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                              1,336        1,474,176
----------------------------------------------------------------------------------------------
Horseshoe Gaming Holding Corp., 8.625%, 2009                            2,596        2,712,820
----------------------------------------------------------------------------------------------
                                                                                    $6,820,531
----------------------------------------------------------------------------------------------
Insurance - 0.9%
----------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                $4,444       $4,379,851
----------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                               1,955        2,053,161
----------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                  1,815        1,986,657
----------------------------------------------------------------------------------------------
                                                                                    $8,419,669
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
----------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                               $545         $626,766
----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                  3,403        3,422,659
----------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                              1,994        2,041,348
----------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                 144          163,827
----------------------------------------------------------------------------------------------
                                                                                    $6,254,600
----------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
----------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                          $1,266       $1,417,920
----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                            3,457        3,685,556
----------------------------------------------------------------------------------------------
                                                                                    $5,103,476
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
----------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                         $215         $228,608
----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                  2,082        2,388,970
----------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                 1,989        2,195,953
----------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                  1,219        1,273,569
----------------------------------------------------------------------------------------------
                                                                                    $6,087,100
----------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                        $1,931       $2,328,819
----------------------------------------------------------------------------------------------

Mortgage Backed - 7.6%
----------------------------------------------------------------------------------------------
Fannie Mae, 7.085%, 2006                                                 $402         $429,555
----------------------------------------------------------------------------------------------
Fannie Mae, 7.29%, 2006                                                   151          161,370
----------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                  381          407,033
----------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                 1,109        1,144,510
----------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                 1,456        1,562,598
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                      605          610,379
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                          22,732       22,712,899
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                  4,590        4,524,133
----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                             147          157,929
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                           4,592        4,781,362
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2033                                                    9,366        9,586,125
----------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2034                                              5,500        5,486,250
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                            8,325        8,485,652
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033                                                   9,025        9,236,329
----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                     25           26,498
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032                                                    3,190        3,268,751
----------------------------------------------------------------------------------------------
                                                                                   $72,581,373
----------------------------------------------------------------------------------------------
Municipals - 1.8%
----------------------------------------------------------------------------------------------
Honolulu, HI, "B", 5%, 2014                                            $8,020       $8,618,051
----------------------------------------------------------------------------------------------
State of Connecticut, "B", 5%, 2014                                     7,850        8,471,956
----------------------------------------------------------------------------------------------
                                                                                   $17,090,007
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
----------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                         $4           $4,390
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                        4,475        5,046,677
----------------------------------------------------------------------------------------------
                                                                                    $5,051,067
----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.5%
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                            $399         $436,425
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                               48           52,602
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                             968        1,104,833
----------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                         2,548        2,742,496
----------------------------------------------------------------------------------------------
                                                                                    $4,336,356
----------------------------------------------------------------------------------------------
Oil Services - 0.4%
----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                            $3,263       $3,334,629
----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.3%
----------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875%, 2010                                      $2,483       $2,578,886
----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.2%
----------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                      $1,994       $1,983,097
----------------------------------------------------------------------------------------------

Pollution Control - 0.6%
----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                         $1,747       $1,939,170
----------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                      1,994        2,099,419
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004                                          319          325,183
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                      1,197        1,271,620
----------------------------------------------------------------------------------------------
                                                                                    $5,635,392
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
----------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                  $860         $960,883
----------------------------------------------------------------------------------------------
Belo Corp., 7.25%, 2027                                                   279          295,590
----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013##                                      1,755        1,921,725
----------------------------------------------------------------------------------------------
                                                                                    $3,178,198
----------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
----------------------------------------------------------------------------------------------
Union Pacific Corp., 5.84%, 2004                                         $128         $128,296
----------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                        1,580        1,763,326
----------------------------------------------------------------------------------------------
                                                                                    $1,891,622
----------------------------------------------------------------------------------------------
Real Estate - 1.1%
----------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                      $2,345       $2,204,717
----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                            2,556        2,822,762
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                            1,197        1,257,974
----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                   1,955        2,138,225
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                      1,307        1,395,373
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                         798          783,964
----------------------------------------------------------------------------------------------
                                                                                   $10,603,015
----------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $2,086       $2,542,917
----------------------------------------------------------------------------------------------

Retailers - 0.5%
----------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                     $1,743       $1,982,663
----------------------------------------------------------------------------------------------
Gap, Inc., 10.55%, 2008                                                 2,429        2,987,670
----------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                    210          210,263
----------------------------------------------------------------------------------------------
                                                                                    $5,180,596
----------------------------------------------------------------------------------------------
Supermarkets - 0.2%
----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                 $1,855       $2,089,440
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.4%
----------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                  $2,689       $2,639,635
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.125%, 2006                                      1,003        1,075,951
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                      4,793        4,705,485
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                      806          858,694
----------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                    3,580        3,858,209
----------------------------------------------------------------------------------------------
                                                                                   $13,137,974
----------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                           $2,314       $2,463,241
----------------------------------------------------------------------------------------------

Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                 $625         $799,918
----------------------------------------------------------------------------------------------

U.S. Government Agencies - 10.8%
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                $16,432      $16,684,297
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                   10,291       11,173,062
----------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                6,622        7,211,252
----------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                3,900        3,836,660
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                   10,878       10,912,831
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                14,138       15,004,221
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2011                                                  11,648       12,644,230
----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                              11,233       11,130,476
----------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                517          529,987
----------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                103          109,735
----------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                 74           79,362
----------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                104          111,640
----------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                355          373,325
----------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                              2,109        2,005,533
----------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                              2,720        2,674,317
----------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                              2,712        2,685,026
----------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                              2,971        2,871,657
----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                              2,699        2,658,023
----------------------------------------------------------------------------------------------
                                                                                  $102,695,634
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 28.1%
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.25%, 2010                                       $7,229       $8,320,574
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                          19           25,055
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                          16,934       22,307,903
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                19,678       22,038,357
----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.875%, 2029                                       6,294        7,848,027
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2006                                   31,903       31,835,889
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                       82,800       87,101,708
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                          55,362       60,723,035
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                         1,157        1,181,225
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                       8,962        9,663,505
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                       8,282        8,066,535
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                           5,981        6,464,341
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                         670          644,404
----------------------------------------------------------------------------------------------
                                                                                  $266,220,558
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                $3,644       $3,589,340
----------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                             4,250        4,683,436
----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                  4,544        5,062,443
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                          4,489        4,726,015
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                           1,182        1,221,804
----------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                  432          438,760
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                   2,585        2,701,325
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                 3,948        3,733,628
----------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                       2,403        2,678,076
----------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                           407          426,882
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                               2,258        2,228,366
----------------------------------------------------------------------------------------------
                                                                                   $31,490,075
----------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                       $770         $816,987
----------------------------------------------------------------------------------------------

Wireless Communications - 0.5%
----------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                  $3,500       $2,546,250
----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                               1,360        1,470,500
----------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                     1,170        1,208,025
----------------------------------------------------------------------------------------------
                                                                                    $5,224,775
----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                  $849,016,967
----------------------------------------------------------------------------------------------

Foreign Bonds - 7.7%
----------------------------------------------------------------------------------------------
Australia - 0%
----------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012 (Food & Non-
Alcoholic Beverages)                                                     $479         $505,345
----------------------------------------------------------------------------------------------

Canada - 0.5%
----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008 (Forest & Paper
Products)                                                              $1,915       $1,973,237
----------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                   2,477        2,873,221
----------------------------------------------------------------------------------------------
                                                                                    $4,846,458
----------------------------------------------------------------------------------------------
Cayman Islands - 0.4%
----------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657%, 2049 (Banks & Credit
Companies)##                                                           $3,015       $3,410,068
----------------------------------------------------------------------------------------------

Chile - 0.4%
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                           $3,342       $3,585,832
----------------------------------------------------------------------------------------------

France - 0.5%
----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)               $1,743       $2,030,595
----------------------------------------------------------------------------------------------
France Telecom S.A., 8.75%, 2011 (Telecommunications -
Wireline)                                                               1,986        2,347,845
----------------------------------------------------------------------------------------------
                                                                                    $4,378,440
----------------------------------------------------------------------------------------------
Germany - 0.7%
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013
(Telecommunications - Wireline)                                          $621         $616,430
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030
(Telecommunications - Wireline)                                         4,879        6,060,128
----------------------------------------------------------------------------------------------
                                                                                    $6,676,558
----------------------------------------------------------------------------------------------
Japan - 0.7%
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit
Companies)##                                                           $3,232       $3,204,916
----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit
Companies)                                                              3,281        3,464,447
----------------------------------------------------------------------------------------------
                                                                                    $6,669,363
----------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)##                                                    $1,548       $1,656,606
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)+                                                      1,558        1,667,308
----------------------------------------------------------------------------------------------
                                                                                    $3,323,914
----------------------------------------------------------------------------------------------
Luxembourg - 0.2%
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications -
Wireline)##                                                            $2,275       $2,242,982
----------------------------------------------------------------------------------------------

Mexico - 1.5%
----------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011 (Banks & Credit Companies)                    $618         $689,070
----------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5%, 2011 (Banks & Credit Companies)##                 2,399        2,674,885
----------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit
Companies)##                                                            4,000        3,900,000
----------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market
Agencies)                                                                 144          168,480
----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market
Agencies)                                                               5,412        6,196,740
----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                 408          454,920
----------------------------------------------------------------------------------------------
                                                                                   $14,084,095
----------------------------------------------------------------------------------------------
Russia - 0.9%
----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)##                     $2,500       $2,425,000
----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Utilities - Gas)                             1,980        2,044,350
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 10.95%, 2004 (Wireless
Communications)                                                           957          997,673
----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Wireless
Communications)##                                                       2,963        2,859,295
----------------------------------------------------------------------------------------------
                                                                                    $8,326,318
----------------------------------------------------------------------------------------------
South Korea - 0.2%
----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                   $2,350       $2,361,750
----------------------------------------------------------------------------------------------

United Kingdom - 1.4%
----------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032 (Banks & Credit
Companies)##                                                           $1,596       $1,675,612
----------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55%, 2049 (Banks & Credit
Companies)##                                                              902        1,090,389
----------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013 (Food & Non-
Alcoholic Beverages)##                                                  3,904        3,853,709
----------------------------------------------------------------------------------------------
Orange PLC, 9%, 2009 (Wireless Communications)                             80           84,017
----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007 (Asset Backed &
Securitized)                                                            4,924        5,056,456
----------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011 (Food & Non-
Alcoholic Beverages)                                                  GBP 798        1,514,919
----------------------------------------------------------------------------------------------
                                                                                   $13,275,102
----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $73,686,225
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $924,934,667)                                 $922,703,192
----------------------------------------------------------------------------------------------

Repurchase Agreements - 2.2%
----------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 4/30/04, due 5/03/04, total to
be received $20,785,801 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                     $20,784      $20,784,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $945,718,667)                                 $943,487,192
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                5,344,988
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $948,832,180
----------------------------------------------------------------------------------------------
## SEC Rule 144A restriction.
 + Restricted security.
^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

         GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $945,718,667)           $943,487,192
--------------------------------------------------------------------------------------------------
Cash                                                                   4,055
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,017,096
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,487,449
--------------------------------------------------------------------------------------------------
Interest receivable                                               14,561,854
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                   262,096
--------------------------------------------------------------------------------------------------
Total assets                                                                          $961,819,742
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $3,678,493
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,396,105
--------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                               5,542,969
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,103,831
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       9,103
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         7,915
--------------------------------------------------------------------------------------------------
Deferred income                                                        4,253
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               244,893
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $12,987,562
--------------------------------------------------------------------------------------------------
Net assets                                                                            $948,832,180
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $957,286,850
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                      (2,231,501)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain on
investments and foreign currency tranactions                      (3,117,594)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (3,105,575)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $948,832,180
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               91,647,104
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $531,704,930
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              51,374,039
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.35
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.35)                                               $10.87
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $90,726,086
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               8,750,659
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.37
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $53,029,044
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,114,800
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.37
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $249,313,504
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              24,082,697
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.35
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $23,477,331
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,268,730
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.35
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,453
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,908
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.35
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                        $229,417
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  22,214
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.33
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.33)                                               $10.85
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $116,752
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  11,266
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.36
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $194,663
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  18,791
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.36
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME (LOSS)

Interest income                                                                        $36,733,030
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $4,088,053
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               11,671
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       1,126,241
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            1,288,594
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              968,177
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              509,699
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              86,928
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 100
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               692
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             1,099
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             1,364
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        494
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        275
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        341
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    50
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   74,209
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       248,906
--------------------------------------------------------------------------------------------------
  Printing                                                             94,451
--------------------------------------------------------------------------------------------------
  Postage                                                              29,840
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        46,231
--------------------------------------------------------------------------------------------------
  Legal fees                                                            7,808
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       269,207
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $8,854,430
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (13,965)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                      (2,224,529)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $6,615,936
--------------------------------------------------------------------------------------------------
Net investment income                                                                  $30,117,094
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $13,715,632
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         1,221
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                           $13,716,853
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $(22,944,253)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                             (103)
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                           $(22,944,356)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                               $(9,227,503)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $20,889,591
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 4/30                                             2004                   2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                          $30,117,094            $13,057,836
-------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                    13,716,853              5,746,810
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           (22,944,356)            20,476,837
--------------------------------------------------------     -------------          -------------
Increase in net assets from operations                         $20,889,591            $39,281,483
--------------------------------------------------------     -------------          -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------
  Class A                                                     $(18,489,118)           $(6,542,041)
-------------------------------------------------------------------------------------------------
  Class B                                                       (4,057,908)            (3,180,566)
-------------------------------------------------------------------------------------------------
  Class C                                                       (2,131,387)            (1,331,103)
-------------------------------------------------------------------------------------------------
  Class I                                                      (14,817,092)            (5,101,606)
-------------------------------------------------------------------------------------------------
  Class R1                                                        (816,377)              (124,405)
-------------------------------------------------------------------------------------------------
  Class R2                                                            (887)                    --
-------------------------------------------------------------------------------------------------
  Class 529A                                                        (9,463)                (2,407)
-------------------------------------------------------------------------------------------------
  Class 529B                                                        (4,341)                  (632)
-------------------------------------------------------------------------------------------------
  Class 529C                                                        (5,369)                  (658)
-------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
-------------------------------------------------------------------------------------------------
  Class A                                                       (2,168,957)              (100,998)
-------------------------------------------------------------------------------------------------
  Class B                                                         (558,156)               (60,918)
-------------------------------------------------------------------------------------------------
  Class C                                                         (311,351)               (24,979)
-------------------------------------------------------------------------------------------------
  Class I                                                       (2,143,919)               (73,126)
-------------------------------------------------------------------------------------------------
  Class R1                                                        (108,847)                    --
-------------------------------------------------------------------------------------------------
  Class R2                                                            (238)                    --
-------------------------------------------------------------------------------------------------
  Class 529A                                                        (1,276)                   (46)
-------------------------------------------------------------------------------------------------
  Class 529B                                                          (713)                    (7)
-------------------------------------------------------------------------------------------------
  Class 529C                                                          (689)                   (14)
--------------------------------------------------------     -------------          -------------
Total distributions declared to shareholders                  $(45,626,088)          $(16,543,506)
--------------------------------------------------------     -------------          -------------
Net increase in net assets from fund
share transactions                                            $341,221,038           $492,906,320
--------------------------------------------------------     -------------          -------------
Total increase in net assets                                  $316,484,541           $515,644,297
--------------------------------------------------------     -------------          -------------

Statement of Changes in Net Assets - continued

FOR YEARS ENDED 4/30                                             2004                   2003

NET ASSETS

At beginning of period                                        $632,347,639           $116,703,342
-------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $3,105,575 and
$700,390, respectively)                                       $948,832,180           $632,347,639
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 4/30

CLASS A                                              2004              2003              2002             2001            2000
Net asset value - beginning of period              $10.62             $9.97             $9.80            $9.27           $9.80
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.40             $0.45             $0.50            $0.58           $0.64
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.07)             0.77              0.29             0.62+          (0.53)
---------------------------------------------     -------           -------           -------          -------         -------
Total from investment operations                    $0.33             $1.22             $0.79            $1.20           $0.11
---------------------------------------------     -------           -------           -------          -------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.54)           $(0.56)           $(0.53)          $(0.64)         $(0.64)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.05)           (0.03)             --
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                     (0.06)            (0.01)            (0.01)              --              --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.03)              --              --
---------------------------------------------     -------           -------           -------          -------         -------
Total distributions declared to
shareholders                                       $(0.60)           $(0.57)           $(0.62)          $(0.67)         $(0.64)
---------------------------------------------     -------           -------           -------          -------         -------
Net asset value - end of period                    $10.35            $10.62             $9.97            $9.80           $9.27
---------------------------------------------     -------           -------           -------          -------         -------
Total return (%)(+)                                  3.11             12.58              8.19            13.39            1.31
------------------------------------------------------------------------------------------------------------------------------

FOR YEARS ENDED 4/30

CLASS A (CONTINUED)                                  2004              2003              2002             2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                           0.70              0.70              0.70             0.41            0.03
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.81              4.44              5.21             6.54            6.82
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    170               141               166              272             209
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $531,705          $221,872           $55,592           $5,447          $1,011
------------------------------------------------------------------------------------------------------------------------------

(S) Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. Prior to December 29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.36             $0.40             $0.44            $0.15           $0.23
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.08              1.16              1.37             5.24            4.43
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                3.43              3.98              4.54             1.71            2.42
------------------------------------------------------------------------------------------------------------------------------

     + The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS B                                                                                                   PERIOD ENDED
                                                       2004              2003              2002               4/30/01*
Net asset value - beginning of period                $10.64             $9.98             $9.81                  $9.77
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income(S)                            $0.31             $0.37             $0.43                  $0.12
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.07)             0.77              0.28                   0.10+++
-----------------------------------------------     -------           -------           -------                -------
Total from investment operations                      $0.24             $1.14             $0.71                  $0.22
-----------------------------------------------     -------           -------           -------                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                         $(0.45)           $(0.47)           $(0.45)                $(0.17)
------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --                --             (0.05)                 (0.01)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.06)            (0.01)            (0.01)                    --
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                           --                --             (0.03)                    --
-----------------------------------------------     -------           -------           -------                -------
Total distributions declared to shareholders         $(0.51)           $(0.48)           $(0.54)                $(0.18)
-----------------------------------------------     -------           -------           -------                -------
Net asset value - end of period                      $10.37            $10.64             $9.98                  $9.81
-----------------------------------------------     -------           -------           -------                -------
Total return (%)                                       2.24             11.72              7.27                   2.26++**
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                             1.55              1.55              1.55                   1.57+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            2.92              3.62              4.35                   5.19+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      170               141               166                    272
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $90,726           $98,653           $40,800                 $5,454
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets.
    In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                 $0.29             $0.34             $0.38                  $0.01
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                             1.73              1.81              2.02                   6.30+
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.74              3.36              3.88                   0.46+
------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class B shares, December 29, 2000, through April 30, 2001.
    ** For the year ended April 30, 2001 the total return was previously reported incorrectly as 5.89%.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gain and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated
       to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS C                                                                                                   PERIOD ENDED
                                                       2004              2003              2002               4/30/01*
Net asset value - beginning of period                $10.64             $9.98             $9.81                  $9.77
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income(S)                            $0.31             $0.37             $0.43                  $0.13
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.07)             0.77              0.28                   0.09+++
-----------------------------------------------     -------           -------           -------                -------
Total from investment operations                      $0.24             $1.14             $0.71                  $0.22
-----------------------------------------------     -------           -------           -------                -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                         $(0.45)           $(0.47)           $(0.45)                $(0.17)
------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --                --             (0.05)                 (0.01)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.06)            (0.01)            (0.01)                    --
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                           --                --             (0.03)                    --
-----------------------------------------------     -------           -------           -------                -------
Total distributions declared to shareholders         $(0.51)           $(0.48)           $(0.54)                $(0.18)
-----------------------------------------------     -------           -------           -------                -------
Net asset value - end of period                      $10.37            $10.64             $9.98                  $9.81
-----------------------------------------------     -------           -------           -------                -------
Total return (%)                                       2.24             11.72              7.27                   2.28++**
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                             1.55              1.55              1.55                   1.57+
------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            2.93              3.62              4.34                   5.20+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      170               141               166                    272
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $53,029           $41,768           $16,411                 $4,274
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets.
    In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                 $0.29             $0.34             $0.38                  $0.01
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                             1.73              1.81              2.02                   6.30+
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  2.75              3.36              3.87                   0.47+
------------------------------------------------------------------------------------------------------------------------
     * For the period from the inception of Class C shares, December 29, 2000, through April 30, 2001.
    ** For the year ended April 30, 2001 the total return was previously reported incorrectly as 5.90%.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.43%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated
       to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS I                                                2004                2003             2002           2001           2000
Net asset value - beginning of period                $10.62               $9.96            $9.79          $9.26          $9.78
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                            $0.42               $0.45            $0.45          $0.66          $0.65
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (0.08)               0.80             0.35           0.55++        (0.53)
---------------------------------------------       -------             -------          -------        -------        -------
Total from investment operations                      $0.34               $1.25            $0.80          $1.21          $0.12
---------------------------------------------       -------             -------          -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                         $(0.55)             $(0.58)          $(0.54)        $(0.65)        $(0.64)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --                  --            (0.05)         (0.03)            --
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                       (0.06)              (0.01)           (0.01)            --             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                           --                  --            (0.03)            --             --
---------------------------------------------       -------             -------          -------        -------        -------
Total distributions declared to shareholders         $(0.61)             $(0.59)          $(0.63)        $(0.68)        $(0.64)
---------------------------------------------       -------             -------          -------        -------        -------
Net asset value - end of period                      $10.35              $10.62            $9.96          $9.79          $9.26
---------------------------------------------       -------             -------          -------        -------        -------
Total return (%)                                       3.27               12.86             8.36          13.47           1.41
------------------------------------------------------------------------------------------------------------------------------

FOR YEARS ENDED 4/30

CLASS I (CONTINUED)                                    2004                2003             2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                             0.55                0.55             0.55           0.04           0.03
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            3.93                4.52             5.48           6.92           6.92
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      170                 141              166            272            209
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $249,314            $259,920           $3,900             $0+            $0+
------------------------------------------------------------------------------------------------------------------------------

(S) Effective December 29, 2000, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fees in excess of 0.20% of average daily net assets. In addition, the investment adviser contractually waived a portion of their fees for the periods indicated. Prior to
    December 29, 2000 and effective February 1, 1999, the investment adviser had contractually agreed, under a temporary expense agreement, to pay all of the fund's operating expenses, exclusive of management and distribution fees. In addition, the investment adviser and the distributor contractually waived their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                 $0.40               $0.42            $0.41          $0.21          $0.27
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             0.73                0.81             1.02           4.77           4.08
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  3.75                4.26             5.01           2.19           2.87
------------------------------------------------------------------------------------------------------------------------------
     + Class I net assets were less than $500.
    ++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and to decrease the ratio of net investment income to average net assets by 0.45%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   YEAR ENDED             PERIOD ENDED
CLASS R1**                                                           4/30/04                4/30/03*
Net asset value - beginning of period                                 $10.62                 $10.42
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.37                  $0.14
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     (0.08)                  0.24+++
---------------------------------------------------------------     --------                -------
Total from investment operations                                       $0.29                  $0.38
---------------------------------------------------------------     --------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.50)                $(0.18)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         (0.06)                    --
---------------------------------------------------------------     --------                -------
Total distributions declared to shareholders                          $(0.56)                $(0.18)
---------------------------------------------------------------     --------                -------
Net asset value - end of period                                       $10.35                 $10.62
---------------------------------------------------------------     --------                -------
Total return (%)                                                        2.75                   3.43++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.05                   1.05+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.46                   3.88+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                       170                    141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $23,477                 $9,880
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.20% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.35                  $0.13
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.23                   1.31+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.28                   3.62+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
                                                                     4/30/04*

CLASS R2

Net asset value - beginning of period                                $10.50
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                             $0.17
----------------------------------------------------------------------------
 Net realized and unrealized loss on investments and
 foreign currency                                                     (0.03)+++
----------------------------------------------------------------     ------
Total from investment operations                                      $0.14
----------------------------------------------------------------     ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                         $(0.23)
----------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                               (0.06)
----------------------------------------------------------------     ------
Total distributions declared to shareholders                         $(0.29)
----------------------------------------------------------------     ------
Net asset value - end of period                                      $10.35
----------------------------------------------------------------     ------
Total return (%)                                                       1.34++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
ANDSUPPLEMENTAL DATA(S):

Expenses##                                                             1.29+
----------------------------------------------------------------------------
Net investment income                                                  3.24+
----------------------------------------------------------------------------
Portfolio turnover                                                      170
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $40
----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                 $0.16
----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                             1.47+
----------------------------------------------------------------------------
Net investment income                                                  3.06+
----------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529A                                                            4/30/04               4/30/03*
Net asset value - beginning of period                                 $10.61                 $10.05
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.36                  $0.29
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     (0.07)                  0.68+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.29                  $0.97
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.51)                $(0.40)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         (0.06)                 (0.01)
----------------------------------------------------------------     -------                -------
Total distributions declared to shareholders                          $(0.57)                $(0.41)
----------------------------------------------------------------     -------                -------
Net asset value - end of period                                       $10.33                 $10.61
----------------------------------------------------------------     -------                -------
Total return (%)                                                        2.75                  10.56++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.05                   1.05+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.44                   3.99+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                       170                    141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $229                   $157
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.33                  $0.26
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.33                   1.41+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   3.16                   3.63+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529B                                                            4/30/04               4/30/03*
Net asset value - beginning of period                                 $10.64                 $10.07
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.29                  $0.23
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     (0.09)                  0.69+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.20                  $0.92
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.42)                $(0.34)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         (0.06)                 (0.01)
----------------------------------------------------------------     -------                -------
Total distributions declared to shareholders                          $(0.48)                $(0.35)
----------------------------------------------------------------     -------                -------
Net asset value - end of period                                       $10.36                 $10.64
----------------------------------------------------------------     -------                -------
Total return (%)                                                        1.89                  10.00++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.80                   1.80+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.69                   3.24+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                       170                    141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $117                    $41
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.27                  $0.21
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.98                   2.06+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.51                   2.98+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529C                                                            4/30/04               4/30/03*
Net asset value - beginning of period                                 $10.63                 $10.07
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.28                  $0.22
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                     (0.07)                  0.69+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.21                  $0.91
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.42)                $(0.34)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         (0.06)                 (0.01)
----------------------------------------------------------------     -------                -------
Total distributions declared to shareholders                          $(0.48)                $(0.35)
----------------------------------------------------------------     -------                -------
Net asset value - end of period                                       $10.36                 $10.63
----------------------------------------------------------------     -------                -------
Total return (%)                                                        1.98                   9.89++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.80                   1.80+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.70                   3.23+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                       170                    141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $195                    $57
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.45% of average daily net assets. In addition, the investment adviser and the distributor contractually waived a portion of their fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.26                  $0.20
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.98                   2.06+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.52                   2.97+
-----------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by GNMA, FNMA, and FHLMC, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. The fund's total return is enhanced through either a reduced purchase price on the buy, or receipt of an income fee from the broker.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United Sates of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                             4/30/04          4/30/03
      Distributions declared from:
          Ordinary income                $44,773,396      $16,543,506
      ---------------------------------------------------------------
          Long-term capital gain             852,692               --
      ---------------------------------------------------------------
                                         $45,626,088      $16,543,506
      ---------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income decreased by $7,809,663, accumulated net realized gain on investments and foreign currency transactions decreased by $13,983,965, and paid-in capital increased by $6,174,302 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, the offset of net investment loss against short-term capital gains, amortization and accretion on debt securities, and market discount. This change had no effect on the net assets or net asset value per share.

At April 30, 2004, accumulated distributions in excess of net investment income and accumulated distributions in excess of realized gain on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for amortization and accretion on debt securities, market discount, and wash sales.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                   $1,383,026
        ----------------------------------------------------------
        Undistributed long-term capital gain            $1,328,797
        ----------------------------------------------------------
        Unrealized depreciation$                        (7,510,945)
        ----------------------------------------------------------
        Other temporary differences                    $(3,655,548)
        ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribtuion and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2004 were 0.35% of average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management, distribution and service and program manager fees such that the fund's other expenses do not exceed 0.20% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1, and do not exceed 0.45% of average daily net assets for Class R2, Class 529A, Class 529B, and Class 529C. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to the Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004 the fund paid MFS an administration fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $74,209, equivalent to 0.0091% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $170,746 and $398 for the year ended April 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                        0.10%           0.75%           0.75%           0.25%           0.25%
-------------------------------------------------------------------------------------------------------------
Service Fee                             0.25%           0.25%           0.25%           0.25%           0.25%
-------------------------------------------------------------------------------------------------------------
Total Distribution Plan                 0.35%           1.00%           1.00%           0.50%           0.50%
-------------------------------------------------------------------------------------------------------------

                                   CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                        0.25%           0.75%           0.75%
-------------------------------------------------------------------------------------------------------------
Service Fee                             0.25%           0.25%           0.25%
-------------------------------------------------------------------------------------------------------------
Total Distribution Plan                 0.50%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
April 30, 2004, amounted to:

                                      CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD            $8,320            $126            $337             $29             $--
-------------------------------------------------------------------------------------------------------------

                                   CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD               $85              $9             $37
-------------------------------------------------------------------------------------------------------------

The Class A distribution fee and 0.10% of the Class A and Class 529A service fee are currently being waived on a contractual basis.

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended April 30, 2004, were as follows:

                                      CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Total Distribution Plan                 0.15%           1.00%           1.00%           0.50%           0.50%
-------------------------------------------------------------------------------------------------------------

                                   CLASS 529A      CLASS 529B      CLASS 529C

Total Distribution Plan                 0.25%           1.00%           1.00%
-------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and
Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004, were as follows:

                                      CLASS A         CLASS B      CLASS 529B         CLASS C      CLASS 529C

Contingent Deferred Sales
Charges Imposed                        $2,745        $278,718             $--         $23,451             $--
-------------------------------------------------------------------------------------------------------------

The fund has, and may from time to time, enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets, is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average daily net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $817,417 for shareholder services which amounted to 0.10% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $132,506 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES

U.S. government securities                      $1,125,082,136      $962,214,427
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       535,499,101       366,483,612
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                              $950,998,111
        --------------------------------------------------------
        Gross unrealized appreciation                 $5,979,866
        --------------------------------------------------------
        Gross unrealized depreciation                (13,490,785)
        --------------------------------------------------------
        Net unrealized depreciation                  $(7,510,919)
        --------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 4/30/04                  Year ended 4/30/03
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                             45,294,883       $479,065,399       21,301,327       $219,722,265
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            1,284,537         13,552,243          446,788          4,604,741
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (16,097,551)      (169,835,207)      (6,434,161)       (66,305,242)
----------------------------------------------------------------------------------------------------------
Net increase                            30,481,869       $322,782,435       15,313,954       $158,021,764
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              3,198,583        $33,962,381        6,795,714        $69,916,045
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              349,317          3,691,978          240,661          2,477,529
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (4,069,939)       (42,923,225)      (1,850,884)       (19,066,192)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (522,039)       $(5,268,866)       5,185,491        $53,327,382
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              3,035,195        $32,277,099        3,146,247        $32,327,164
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              140,414          1,483,458           84,884            873,622
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,986,929)       (20,980,959)        (949,327)        (9,760,776)
----------------------------------------------------------------------------------------------------------
Net increase                             1,188,680        $12,779,598        2,281,804        $23,440,010
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             20,441,586       $216,103,118       26,012,408       $268,160,960
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              826,441          8,716,934          143,945          1,493,016
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (21,660,724)      (228,391,600)      (2,072,534)       (21,446,901)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (392,697)       $(3,571,548)      24,083,819       $248,207,075
----------------------------------------------------------------------------------------------------------

                                            Year ended 4/30/04                Period ended 4/30/03*
                                        SHARES            AMOUNT            SHARES            AMOUNT

CLASS R1 SHARES
Shares sold                              2,921,428        $30,884,591        1,086,251        $11,292,420
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               81,624            860,463            8,058             84,526
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,664,650)       (17,585,963)        (163,981)        (1,716,753)
----------------------------------------------------------------------------------------------------------
Net increase                             1,338,402        $14,159,091          930,328         $9,660,193
----------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/04**
                                            SHARES            AMOUNT

CLASS R2 SHARES
Shares sold                                  3,815            $40,015
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   93                982
----------------------------------------------------------------------------------------------------------
Net increase                                 3,908            $40,997
----------------------------------------------------------------------------------------------------------

                                                Year ended 4/30/04               Period ended 4/30/03***
                                            SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                  9,152            $96,114           14,623           $151,778
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  979             10,311              187              1,945
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (2,705)           (28,228)             (22)              (230)
----------------------------------------------------------------------------------------------------------
Net increase                                 7,426            $78,197           14,788           $153,493
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  8,133            $86,564            3,862            $40,061
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  455              4,803               48                498
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,207)           (12,826)             (25)              (259)
----------------------------------------------------------------------------------------------------------
Net increase                                 7,381            $78,541            3,885            $40,300
----------------------------------------------------------------------------------------------------------

                                                Year ended 4/30/04               Period ended 4/30/03***
                                            SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529C SHARES
Shares sold                                 13,176           $140,224            5,363            $55,810
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  532              5,616               48                504
----------------------------------------------------------------------------------------------------------
Shares reacquired                             (308)            (3,247)             (20)              (211)
----------------------------------------------------------------------------------------------------------
Net increase                                13,400           $142,593            5,391            $56,103
----------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 ** For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
*** For the period from the inception of Class 529A, 529B, and 529C shares, July 31, 2002, through
    April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The committment fee allocated to the fund for the year ended April 30, 2004 was $5,618 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.18% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                             DATE OF       SHARE/PRINCIPAL
DESCRIPTION                                ACQUISITION         AMOUNT            COST            VALUE

Kazkommerts International B.V.               5/30/2003        1,558,000       $1,736,590      $1,667,308
-------------------------------------------------------------------------------------------------------------

(9) REDEMPTION IN-KIND

On December 22, 2003, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $190,274,214. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The sale of such securities generated a realized loss of $6,182,636 for the fund.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To The Trustees of MFS Series Trust IX and Shareholders of
MFS Research Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund (a portfolio of MFS Series Trust IX (the Trust)) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Bond Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------        -----------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services                    State Street Bank and Trust Company
Company                                             225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                          AUDITORS
                                                    Deloitte & Touche LLP
DISTRIBUTOR                                         200 Berkeley Street, Boston, MA 02116
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

CHIEF FIXED INCOME OFFICER
Michael W. Roberge

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has designated $852,692 as a capital gain dividend for the year ended April 30, 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption shares.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Graphic Omitted]
500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              RBF-ANN-6/04 65M

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

                                             MFS(R) RESEARCH BOND FUND J
                                             ----------------------------------


                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) RESEARCH BOND FUND J

The fund seeks to provide total return (high current income and long-term growth of capital).

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
LETTER FROM THE CEO                            1
------------------------------------------------
MANAGEMENT REVIEW                              3
------------------------------------------------
PERFORMANCE SUMMARY                            5
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       7
------------------------------------------------
FINANCIAL STATEMENTS                          17
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 21
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        27
------------------------------------------------
TAX INFORMATION                               28
------------------------------------------------
TRUSTEES AND OFFICERS                         29

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
   NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Prior to December 22, 2003, the Research Bond Fund J ("the fund") was a "fund of funds" and invested substantially all of its assets in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund. As of December 22, 2003, the fund received a transfer- in-kind of securities relative of the position it held in the MFS Research Bond Fund.

Over the one-year period ended April 30, 2004, long-term U.S. Treasury bond yields rose modestly, from 3.84% to 4.50%. The path upward, however, was marked by significant volatility in the overall bond market.

In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices and, therefore, negative for rates. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors, we believe, became concerned that the economic recovery was accelerating faster than expected. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down again. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that rates were indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals -- business factors such as earnings and cash flow growth.

In response, investors, we believe, moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate and emerging market debt. This caused spreads -- the differences between corporate or emerging market yields and the yields of "AAA"-rated Treasuries -- to tighten (decrease) over the period. Emerging market and high-yield corporate debt outperformed high-grade corporate debt, which in turn outperformed Treasuries. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and Treasuries. (The principal value and interest on Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

              PORTFOLIO CONCENTRATION AS OF 4/30/04
              QUALITY RATINGS

              "AAA"                   25.9%
              "AA"                     3.7%
              "A"                      9.5%
              "BBB"                   20.9%
              "BB"                     5.3%
              "B"                      1.9%
              Other                    0.4%
              Govts & Agencies        32.4%

The portfolio is actively managed, and current holdings may be different. Percentages based on assets on 4/30/04.

CONTRIBUTORS TO PERFORMANCE

In the area of credit quality, relative performance was helped by the fund's overweighting in lower-quality debt relative to its benchmark, the Lehman Brothers Government/Credit Index (the Lehman Index). During a period when spreads were tightening, lower-rated bonds outperformed, and the fund's overweighting in "BBB"-, "BB"-, and "B"-rated debt helped relative returns. (Bonds rated "BB" or below by the major credit rating agencies are referred to as below-investment-grade or "junk" bonds.)

Sector allocation also helped results. Relative to the Lehman Index, the fund was overweighted in the industrials sector as bonds in that sector generally benefited from the improving economy over the period. A number of the fund's holdings in emerging market corporate debt also performed well and helped relative returns.

Performance was also aided by the fact that a portion of our U.S. Treasury holdings were in TIPS, or Treasury inflation-protection securities. Over the period, these inflation-linked securities, which are issued by the U.S. Treasury, outperformed comparable ordinary, or nominal, Treasuries. We believe TIPS did well because the improving economy increased investor concerns about rising interest rates and higher inflation.

DETRACTORS FROM PERFORMANCE

The fund's holdings in the banking industry hurt performance relative to our benchmark. An overweighting in higher-quality banking company debt, particularly in "A"-rated bonds, detracted from relative returns.

        Respectfully,

    /s/ Michael W. Roberge

        Michael W. Roberge
        Chief Fixed Income Officer

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Roberge.

Note to investors: Effective as of period-end on April 30, 2004, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Credit Index as the fund's benchmark. We believe the Lehman Brothers Aggregate Bond Index more closely reflects the fund's investment universe.

The views expressed in this report are those of the Chief Fixed Income Officer only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

Currently, the fund offers only Class B shares.

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2004. Index information is from November 1, 2002.)

                                  Lehman Brothers      Lehman Brothers
               MFS Research Bond     Government          Aggregate
               Fund J - Class B     Credit/Index         Bond Index

      11/02      $10,000              $10,000             $10,000
      4/03        10,808               10,552              10,431
      4/04        10,634               10,741              10,621

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                        Class
       Share          inception
       class            date                              1-yr        Life*
---------------------------------------------------------------------------
         B            10/17/02                            2.09%       6.62%
---------------------------------------------------------------------------

-----------------------
Average Annual
-----------------------

Comparative benchmarks
---------------------------------------------------------------------------
Average A-rated corporate
debt fund+                                                2.20%       5.15%
---------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index#                                               1.82%       4.10%
---------------------------------------------------------------------------
Lehman Brothers Government/
Credit Index#                                             1.80%       4.88%
---------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

---------------------------------------------------------------------------
         B                                               -1.80%       4.09%
---------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

       Share
       class                                             1-yr        Life*
---------------------------------------------------------------------------
         B                                                2.09%      10.34%
---------------------------------------------------------------------------


* For the period from the commencement of the fund's investment operations, October 17, 2002 through April 30, 2004. Index information is from
  November 1, 2002.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

Note to Investors: Effective as of period-end on April 30, 2004, the Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Credit Index as the fund's benchmark. We believe the Lehman Brothers Aggregate Bond Index more closely reflects the fund's investment universe. We will continue to provide returns for the Lehman Brothers Government/Credit Index for a period of 1-year after the effective date of this benchmark change.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

Prior to December 22, 2003, the Research Bond Fund J ("the fund") was a "fund of funds" and invested substantially in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

Performance results prior to December 22, 2003, reflect the fund's performance as a "fund of funds".

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investments in securities involves risks relating to interest rates, currency exchange rates, market conditions and the economic and political conditions of the countries where investments are made.

Investments in lower-rated securities may provide greater returns, but they are also associated with greater than average risk.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 98.2%
------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. Bonds - 90.0%
------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                         $100         $102,000
------------------------------------------------------------------------------------------------------------------------

Aerospace - 0.8%
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                           $647         $689,442
------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                                    350          380,340
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                                                     71           76,463
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%, 2011                                                                146          164,158
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                                  51           59,729
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,370,132
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                           $789         $779,595
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                            243          236,830
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                                            112          107,947
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,124,372
------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                                   $776         $785,488
------------------------------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 13.5%
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                                                $806         $800,867
------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                                               174          178,308
------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                               839          852,620
------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                                                  181          181,728
------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                                                   746          739,526
------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                     142          154,375
------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                                                 393          393,203
------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                            246          207,630
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                                        49           51,048
------------------------------------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                                                      40           40,349
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                                             76           77,058
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                           184          185,696
------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009                                                             298          297,654
------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                    483          515,054
------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                         131          135,089
------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                         607          602,780
------------------------------------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716%, 2004##                                                           38           38,335
------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                             404          441,145
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2030                                                     18           18,758
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                   182          195,967
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.49%, 2031                                                   485          529,744
------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                   732          820,810
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.78%, 2009                                                       610          658,692
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             393          422,733
------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                               415          332,162
------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                      61              487
------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                          586          569,885
------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8551%, 2023^^                                                      2,676          496,054
------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0746%, 2023##^^                                                       181           25,752
------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                                    394          447,459
------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 1.2186%, 2043##                              6,402          336,186
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.7456%, 2028^^                                     7,713          186,150
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                                  771          835,518
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                                  657          715,527
------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                                   202          202,568
------------------------------------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.9%, 2038                                                        556          555,913
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                                  518          562,289
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                                  8            8,617
------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                             303          305,773
------------------------------------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                                                        202          203,550
------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                                             89           89,737
------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                           506          509,751
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                      294          326,160
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.7613%, 2035^^                               8,332          209,168
------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                                                     632          633,383
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                                 197          211,139
------------------------------------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                                             3            2,526
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                         293          312,223
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                        500          538,363
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.5322%, 2030                                                       160          177,711
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.48%, 2030                                                     507          552,135
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 1.1837%, 2031^^                                              5,629          216,325
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2030                                                        260          284,114
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.074%, 2031^^                                                   5,206          152,448
------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                        588          638,104
------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                  450          497,624
------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8773%, 2023^^                                                       2,626           66,060
------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.001%, 2030                                                              30           31,149
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                                                       586          588,210
------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                                               282          279,191
------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                                               303          303,424
------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                                                 506          500,466
------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO, Ltd., 7.17%, 2032##                                                           340          365,929
------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                                           249          248,888
------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                           319          322,823
------------------------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                                                     27           27,264
------------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                                                     63           63,251
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $22,470,625
------------------------------------------------------------------------------------------------------------------------

Automotive - 3.4%
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                                                    $638         $658,077
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                                485          572,300
------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                         458          446,483
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                 650          714,102
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                     394          405,201
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                                                        792          838,653
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7%, 2012                                                            81           85,241
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%, 2031                                                           298          314,516
------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  848          917,126
------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                             624          716,820
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $5,668,519
------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.3%
------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                                       $301         $384,389
------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                                   937        1,077,451
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                                                        668          762,948
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                       465          484,880
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.38%, 2035                                                       770          839,237
------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125%, 2011                                                  478          511,524
------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                                                 415          478,579
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                            356          359,029
------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                  559          551,872
------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                                               412          462,099
------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 4.53% to 2049##                                 358          437,114
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                        487          523,481
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                      294          324,254
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co., 7.8%, 2010                                                                          51           53,968
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $7,250,825
------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.6%
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                   $707         $754,722
------------------------------------------------------------------------------------------------------------------------
TCI Communication Financing III, 9.65%, 2027                                                          5            5,908
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                256          326,811
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,087,441
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                              $560         $577,365
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                         404          460,791
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley DW, Inc., 6.6%, 2012                                                                 424          466,699
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                              188          187,896
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                             410          383,059
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,075,810
------------------------------------------------------------------------------------------------------------------------
Building - 0.9%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                         $398         $435,810
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                          391          439,875
------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009##                                                                    340          357,425
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.875%, 2013                                                                     292          305,140
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,538,250
------------------------------------------------------------------------------------------------------------------------

Chemicals - 0.3%
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                      $197         $209,416
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                      207          221,826
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $431,242
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.5%
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                        $142         $153,869
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                          300          324,016
------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 7.375%, 2013                                                                         338          382,293
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $860,178
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                          $10          $11,707
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016##                                                             495          502,425
------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                          215          238,702
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                    101          106,783
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                    202          206,375
------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                     197          220,899
------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.5%, 2012                                                           346          397,181
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,684,072
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                     $568         $578,760
------------------------------------------------------------------------------------------------------------------------

Entertainment - 0.5%
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.703%, 2004                                                            $101         $101,186
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 8.5%, 2025                                                                30           36,270
------------------------------------------------------------------------------------------------------------------------
News Media Holdings, Inc., 6.55%, 2033                                                              202          205,142
------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                      101          120,125
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                        155          165,450
------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                       278          301,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $929,189
------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.8%
------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                      $403         $399,356
------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85%, 2004                                                           101          101,621
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                                 523          519,634
------------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                             324          328,517
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,349,128
------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                                           $250         $248,790
------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                      546          584,862
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $833,652
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                                    $250         $271,262
------------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.8%
------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                                              $250         $290,000
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 8.875%, 2007                                                                           202          208,565
------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                          339          374,061
------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming Holding Corp., 8.625%, 2009                                                        404          422,180
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,294,806
------------------------------------------------------------------------------------------------------------------------

Insurance - 1.2%
------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XIX, 4.9%, 2013##                                                          $1,127       $1,110,732
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                           495          519,854
------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                              310          339,319
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,969,905
------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.7%
------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                                                          $75          $86,252
------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                              613          616,541
------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                          381          390,047
------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                            36           40,957
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,133,797
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                      $207         $231,840
------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                        666          710,032
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $941,872
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                             $528         $605,848
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                             344          379,793
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $985,641
------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                    $404         $487,231
------------------------------------------------------------------------------------------------------------------------

Mortgage Backed - 7.3%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.085%, 2006                                                                           $102         $108,670
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.29%, 2006                                                                              38           40,824
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                                                             96          102,984
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                                             281          289,713
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                                             337          362,065
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016                                                                                154          154,887
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                     2,656        2,656,033
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                            1,164        1,147,199
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2031                                                                               37           39,597
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2032                                                                     1,164        1,211,832
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2033 - 2033                                                                       2,306        2,359,526
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                                                      2,110        2,150,538
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                               712          729,177
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                                6            6,625
------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032                                                                                808          828,406
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $12,188,076
------------------------------------------------------------------------------------------------------------------------
Municipals - 2.0%
------------------------------------------------------------------------------------------------------------------------
Honolulu, HI, City and County, "B", 5%, 2014                                                     $1,595       $1,713,939
------------------------------------------------------------------------------------------------------------------------
State of Connecticut, "B", 5%, 2014                                                               1,565        1,688,995
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $3,402,934
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                   $1           $1,098
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    727          819,874
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $820,972
------------------------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.5%
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                      $101         $110,473
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                         12           13,151
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                       245          279,632
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.5%, 2012                                                                     394          424,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $827,331
------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                        $555         $567,183
------------------------------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.3%
------------------------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875%, 2010                                                                  $420         $436,219
------------------------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.2%
------------------------------------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                                                  $373         $370,960
------------------------------------------------------------------------------------------------------------------------

Pollution Control - 0.6%
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                                                     $283         $314,130
------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                                  306          322,178
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004                                                                     81           82,570
------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                                  203          215,655
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $934,533
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                            $218         $243,573
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013##                                                                  303          331,785
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $575,358
------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.84%, 2004                                                                    $32          $32,074
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                    275          306,908
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $338,982
------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.2%
------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                                  $445         $418,379
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                        448          494,756
------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                        303          318,435
------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                               345          377,334
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                                  320          341,637
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,950,541
------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                   $342         $416,912
------------------------------------------------------------------------------------------------------------------------

Retailers - 0.6%
------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                 $362         $411,775
------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.55%, 2008                                                                             426          523,980
------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                               40           40,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $975,805
------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                             $470         $529,400
------------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.3%
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                              $399         $391,675
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.125%, 2006                                                                  179          192,019
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                  732          718,634
------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                                204          217,337
------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                                537          578,731
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,098,396
------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                       $400         $425,798
------------------------------------------------------------------------------------------------------------------------

Transportation - Services - 0.1%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                            $83         $106,229
------------------------------------------------------------------------------------------------------------------------

U.S. Government Agencies - 12.4%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                                           $2,082       $2,113,967
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                              2,609        2,832,623
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                          1,208        1,315,493
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                                            880          865,708
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                              2,757        2,765,828
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                           2,688        2,852,691
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2011                                                                             2,172        2,357,767
------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                         2,170        2,150,194
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                          131          134,712
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                           26           27,434
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                           19           19,841
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                           26           27,910
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                           90           94,501
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                          535          508,366
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                          690          678,411
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                          688          681,157
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                          612          591,536
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                          656          646,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $20,664,179
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 23.0%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.25%, 2010                                                                 $1,832       $2,109,118
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                     5            6,593
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 - 2030                                                           5,057        5,655,219
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.875%, 2029                                                                 1,065        1,327,302
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                   159          161,087
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2004 - 2006                                                              3,641        3,653,858
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                                                   5,403        5,670,195
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005                                                                  7,270        7,647,698
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                     293          299,135
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                 1,592        1,734,285
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                     4,592        5,036,671
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                                 2,271        2,449,135
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                     1,516        1,638,469
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                                                     1,000          960,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $38,349,390
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.6%
------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                            $670         $659,950
------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                         751          827,591
------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                              818          911,329
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      876          922,252
------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                       300          310,102
------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                            109          110,706
------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                               525          548,625
------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                             839          793,443
------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                   519          578,411
------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                      50           52,442
------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                           346          341,459
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $6,056,310
------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                 $100         $106,102
------------------------------------------------------------------------------------------------------------------------

Wireless Communications - 0.5%
------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                              $515         $374,663
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                           245          264,906
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                                 240          247,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $887,369
------------------------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                                            $150,253,176
------------------------------------------------------------------------------------------------------------------------

Foreign Bonds - 8.2%
------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%
------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                    $121         $127,655
------------------------------------------------------------------------------------------------------------------------

Canada - 0.5%
------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008 (Forest & Paper Products)                                  $310         $319,427
------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                                               440          510,382
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $829,809
------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.4%
------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657%, 2049 (Banks & Credit Companies)##                               $614         $694,455
------------------------------------------------------------------------------------------------------------------------

Chile - 0.4%
------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                    $537         $576,180
------------------------------------------------------------------------------------------------------------------------

France - 0.5%
------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)                                           $292         $340,180
------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 8.75%, 2011 (Telecommunications - Wireline)                                    379          448,053
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $788,233
------------------------------------------------------------------------------------------------------------------------

Germany - 0.7%
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013 (Telecommunications -
Wireline)                                                                                          $158         $156,838
------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications -
Wireline)                                                                                           815        1,012,298
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,169,136
------------------------------------------------------------------------------------------------------------------------
Italy - 0.2%
------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                               $397         $391,413
------------------------------------------------------------------------------------------------------------------------

Japan - 0.7%
------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit Companies)##                             $617         $611,830
------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                       584          616,653
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,228,483
------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                         $392         $419,502
------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)+                           142          151,963
------------------------------------------------------------------------------------------------------------------------
                                                                                                                $571,465
------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%
------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011 (Conglomerates)                                         $864         $931,770
------------------------------------------------------------------------------------------------------------------------

Mexico - 1.5%
------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                            $458         $510,670
------------------------------------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit Companies)##                                     725          706,875
------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market Agencies)                                           36           42,120
------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                          920        1,053,400
------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                                           103          114,845
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,427,910
------------------------------------------------------------------------------------------------------------------------
Russia - 0.9%
------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)##                                                 $325         $315,250
------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Utilities - Gas)                                                         410          423,325
------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 10.95%, 2004 (Wireless Communications)                                     243          253,328
------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Wireless Communications)##                                   497          479,605
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $1,471,508
------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%
------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                               $380         $381,900
------------------------------------------------------------------------------------------------------------------------

United Kingdom - 1.2%
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2049 (Banks & Credit Companies)##                                        $255         $267,720
------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55%, 2049 (Banks & Credit Companies)##                                         154          186,164
------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013 (Food & Non-Alcoholic Beverages)##                     633          624,846
------------------------------------------------------------------------------------------------------------------------
Orange PLC, 9%, 2009 (Wireless Communications)                                                       20           21,004
------------------------------------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007 (Asset Backed & Securitized)                                    696          714,722
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011 (Food & Non-Alcoholic Beverages)                      GBP 127          241,096
------------------------------------------------------------------------------------------------------------------------
                                                                                                              $2,055,552
------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                          $13,645,469
------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $166,569,471)                                                                 $163,898,645
------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments - continued

Repurchase Agreements - 1.1%
------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT
ISSUER                                                                                 (000 Omitted)             $ VALUE
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 04/30/04, due 05/03/04, total to be received $1,764,153
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                         $1,764       $1,764,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $168,333,471)                                                           $165,662,645
------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                                          1,234,797
------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $166,897,442
------------------------------------------------------------------------------------------------------------------------
 ##  SEC Rule 144A restriction.
 ^^  Interest only security.
  +  Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below.

GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $168,333,471)                                       $165,662,645
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                             183,524
-----------------------------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $12,144)                                             12,111
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                  254,706
-----------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                                  912,466
-----------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                            2,471,540
-----------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                                                25,676
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $169,522,668
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                           $568,766
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                            5,789
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                362,369
-----------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                             1,643,436
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                   1,608
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                        468
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                                     4,595
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                                  80
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                            38,115
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $2,625,226
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $166,897,442
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                             $166,807,410
-----------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of assets and liabilities in
foreign currencies                                                                            (2,676,656)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments and foreign currency
transactions                                                                                   2,819,467
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                     (52,779)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $166,897,442
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          16,246,582
-----------------------------------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                                                $166,897,442
-----------------------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                          16,246,582
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                                         $10.27
-----------------------------------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividend income from MFS Research Bond Fund                                                  $7,569,561
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      2,917,568
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $10,487,129
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                 $943,456
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                            5,346
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                      70,710
-----------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                                        1,882,155
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                               17,348
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                         78,094
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                    39,617
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                       30,879
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                    15,400
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                    25,429
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,108,436
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (3,296)
-----------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                                                    (766,778)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,338,362
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $8,148,767
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------------------------------
  Investment transactions                                                                      $3,778,815
-----------------------------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                                       921
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                 $3,779,736
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                 $(7,718,800)
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                      (5,830)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency translation                                               $(7,724,630)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign currency                                              $(3,944,894)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                             $4,203,873
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                              YEAR                 PERIOD
                                                                                              ENDED                ENDED
                                                                                             4/30/04              4/30/03*
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                                         $8,148,767           $2,706,202
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             3,779,736              239,853
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                    (7,724,630)           5,047,974
--------------------------------------------------------------------------------            ------------           ----------
Increase in net assets from operations                                                        $4,203,873           $7,994,029
--------------------------------------------------------------------------------            ------------           ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class B)                                                         $(8,502,007)         $(2,967,959)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions (Class B)               (637,904)                  --
--------------------------------------------------------------------------------            ------------           ----------
Total distributions declared to shareholders                                                 $(9,139,911)         $(2,967,959)
--------------------------------------------------------------------------------            ------------           ----------
Net increase (decrease) in net assets from fund share transactions                           $(2,946,209)        $169,753,619
--------------------------------------------------------------------------------            ------------           ----------
Total increase (decrease) in net assets                                                      $(7,882,247)        $174,779,689
--------------------------------------------------------------------------------            ------------           ----------

NET ASSETS

At beginning of period                                                                      $174,779,689                  $--
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in excess of net investment
income of $52,779 and $261,757, respectively)                                               $166,897,442         $174,779,689
-----------------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, October 17, 2002 through April 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. The information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

CLASS B
                                                                                             YEAR ENDED           PERIOD ENDED
                                                                                              4/30/04               4/30/03*

Net asset value, beginning of period                                                             $10.56                $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                                        $0.46                 $0.28
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign currency                     (0.24)                 0.52
---------------------------------------------------------------------------------------------   -------               -------
Total from investment operations                                                                  $0.22                 $0.80
---------------------------------------------------------------------------------------------   -------               -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                                     $(0.48)               $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                         (0.03)                   --
---------------------------------------------------------------------------------------------   -------               -------
  Total distributions declared to shareholders                                                   $(0.51)               $(0.24)
---------------------------------------------------------------------------------------------   -------               -------
Net asset value, end of period                                                                   $10.27                $10.56
---------------------------------------------------------------------------------------------   -------               -------
Total return (%)                                                                                   2.09                  8.08++^
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                                         1.24                  1.05+(1)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              4.33                  4.48+
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                  179                   141(2)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                      $166,897              $174,780
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective December 22, 2003, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.25% of average daily net assets. Prior to December 22, 2003, the investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.05% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been inplace, the net investment income per share and the ratios would have been:

Net investment income                                                                             $0.42                 $0.23
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                                         1.65                  1.75+(1)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              3.92                  3.78+
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.
(1) Reflects direct fund expenses only.
(2) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  ^ For the period ended April 30, 2003, the total return was previously reported incorrectly as 7.66%.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Prior to December 22, 2003, the fund was a "fund of funds", and invested substantially all of its assets in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investments in the underlying fund are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. The fund's account transactions are currently maintained on an omnibus account basis and are excluded from the redemption fee. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                  4/30/04              4/30/03

Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                              $9,012,330           $2,967,959
  Long-term capital gain                          127,581                   --
--------------------------------------------------------------------------------
Total distributions declared                   $9,139,911           $2,967,959
--------------------------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income decreased by $562,218, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $562,218 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, amortization and accretion on debt securities and capital losses. This change had no effect on the net assets or net asset value per share.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Undistributed ordinary income           $1,560,187
                --------------------------------------------------
                Undistributed long-term capital gain     2,341,697
                --------------------------------------------------
                Unrealized depreciation                 (3,243,086)
                --------------------------------------------------
                Other temporary differences               (568,766)
                --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2004 were 0.12% of the average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's aggregate expenses do not exceed 0.25% of its average daily net assets effective December 22, 2003. Prior to December 22, 2003 the fund incurred 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of both a retainer and attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                        0.0175%
                ----------------------------------------------
                Next $2.5 billion                       0.0130%
                ----------------------------------------------
                Next $2.5 billion                       0.0005%
                ----------------------------------------------
                In excess of $7 billion                 0.0000%
                ----------------------------------------------

Effective April 1, 2004 the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.01120%
                ----------------------------------------------
                Next $2.5 billion                      0.00832%
                ----------------------------------------------
                Next $2.5 billion                      0.00032%
                ----------------------------------------------
                In excess of $7 billion                 0.0000%
                ----------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $17,348, equivalent to 0.00922% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                   CLASS B

                    Distribution Fee                  0.75%
                    --------------------------------------
                    Service Fee                       0.25%
                    --------------------------------------
                    Total Distribution Plan           1.00%
                    --------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended April 30, 2004, amounted to:

                                                   CLASS B

                    Service Fee Retained by MFD   $377,012
                    --------------------------------------

Fees incurred under the distribution plan during the year ended April 30, 2004, were as follows:

                                                      CLASS B

                    Effective Annual Percentage Rates   1.00%
                    -----------------------------------------

A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004, were as follows:

                                                          CLASS B

            Contingent Deferred Sales Charges Imposed   $2,846,606
            ------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. Effective December 22, 2003, the fund incurred a fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average daily net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $70,658 for shareholder services which equated to 0.0375% of the fund's average net assets. Also included in shareholder servicing costs are out-of- pocket expenses, paid to MFSC, which amounted to $52 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                     PURCHASES                 SALES

U.S. government securities                                        $149,182,013           $76,673,767
------------------------------------------------------------------------------------------------------
Investments (non-U.S. government securities)                      $178,877,274          $257,588,367
------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $168,905,690
          ----------------------------------------------------------
          Gross unrealized appreciation                      $72,181
          ----------------------------------------------------------
          Gross unrealized depreciation                   (3,315,226)
          ----------------------------------------------------------
          Net unrealized depreciation                    $(3,243,045)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 4/30/04              Period ended 4/30/03*
                                               SHARES          AMOUNT           SHARES            AMOUNT

CLASS B SHARES

Shares sold                                    6,638,512      $70,122,807       17,199,580      $176,428,815
---------------------------------------------------------------------------------------------------------------
Shares reacquired                             (6,946,970)     (73,069,016)        (644,540)       (6,675,196)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (308,458)     $(2,946,209)      16,555,040      $169,753,619
---------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 17, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2004, was $952, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

             PURCHASES
                                                                                                NET
                                  CONTRACTS TO                               CONTRACTS       UNREALIZED
            SETTLEMENT DATE      DELIVER/RECEIVE        IN EXCHANGE FOR      AT VALUE       DEPRECIATION

                    5/17/04  GBP              86,248             $158,567       $152,778          $(5,789)
                                                                  -------        -------            -----

At April 30, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004, the fund owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.09% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                    DATE OF      SHARE/PRINCIPAL
DESCRIPTION                                                     ACQUISITION               AMOUNT           COST         VALUE

Kazkomommerts International B.V., 10.125% 05/08/07                 12/19/03              142,000       $160,105      $151,963
-------------------------------------------------------------------------------------------------------------------------------

(9) TRANSFER IN-KIND

The fund was a "fund of funds" which invested substantially all of its assets in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund. As of December 22, 2003, the fund received a transfer in-kind of securities reflective of the position it held in the MFS Research Bond Fund.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and Shareholders of MFS Research Bond Fund J:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund J (a portfolio of MFS Series Trust IX (the Trust)) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Bond Fund J as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has designated $127,581 as a capital gain dividend for the year ended April 30, 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------                 ----------------        ---------------       -----------------------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President
----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             AUDITORS
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

CHIEF FIXED INCOME OFFICER
Michael W. Roberge

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov

MFS(R) RESEARCH BOND FUND J


[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116
                                                                  RBJ-ANN  6/04

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

MFS(R) MUNICIPAL
LIMITED MATURITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL LIMITED MATURITY FUND

The fund seeks as high a level of current income exempt from federal income tax as is consistent with prudent investing, while seeking protection of shareholders' capital.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              32
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     39
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            50
----------------------------------------------------
TRUSTEES AND OFFICERS                             51
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       55
----------------------------------------------------
FEDERAL TAX INFORMATION                           56
----------------------------------------------------
CONTACT INFORMATION                               57
----------------------------------------------------
ASSET ALLOCATION                                  58

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Yields in most sectors of the bond market increased over the one-year period ended April 30, 2004. Yields for 10-year U.S. Treasury bonds, for example, rose from 3.84% to 4.50%, or 66 basis points, over the period. (A basis point is 0.01% of yield.) Ten-year municipal bonds rose only 42 basis points, outperforming Treasuries of comparable maturities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) The upward path of interest rates, however, was marked by significant volatility in the bond market over the period.

In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices and, therefore, negative for rates. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply. But in the fall and winter of 2003, bond prices revived as several factors combined to drive rates down. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that rates were indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for lower quality bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period, as investors sought out higher-yielding debt. This caused spreads - the differences between yields on "AAA"-rated municipals and riskier "BBB"- rated issues - to tighten (decrease) over the period. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues.

PORTFOLIO CONCENTRATION 4/30/04
QUALITY RATINGS

              "AAA"                       65.3%
              "AA"                        12.0%
              "A"                          8.6%
              "BBB"                       13.1%
              Other                        1.0%

              The portfolio is actively managed, and current holdings may be different.
              Percentages based on assets on 4/30/04.

PERFORMANCE RELATIVE TO THE FUND'S BENCHMARK

The fund has two benchmarks, the Lehman Brothers 3-year Municipal Bond Index and the Lehman Brothers 5-year Municipal Bond Index. While the fund's holdings encompass a range of maturities up to about 12 years, the fund is limited by prospectus to an average maturity of no more than 5.00 years. Over the period, the portfolio's average maturity was about 4.8 years.

The chief detractor from performance relative to both benchmarks was duration, a measure of sensitivity to interest rate changes. The fund had a longer duration (a greater sensitivity to interest rate changes) than both of its benchmarks. For that reason, the fund was more adversely affected than its benchmarks by the rising interest rate environment over the period.

In the area of credit quality, relative performance was helped by the fund's overweighting in lower-quality debt, particularly in the health care sector, relative to its benchmarks. During a period when spreads were tightening, lower-rated bonds outperformed, and the fund's overweighting in "BBB"-rated debt helped relative returns. (The Lehman indices are composed primarily of higher-grade securities.)

    Respectfully,

/s/ Michael L. Dawson                   /s/ Geoffrey L. Schechter

    Michael L. Dawson                       Geoffrey L. Schechter
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 4/30/04)

                   MFS Municipal      Lehman Brothers      Lehman Brothers
                 Limited Maturity     Municipal Bond       Municipal Bond
                  Fund - Class A     Five-Year Index      Three-Year Index

    4/94             $ 9,750             $10,000             $10,000
    4/96              10,612              11,120              11,270
    4/98              11,536              12,276              12,589
    4/00              12,119              13,185              13,453
    4/02              13,719              15,071              15,685
    4/04              14,798              16,180              17,213

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A              3/17/1992          1.35%      4.37%     4.15%     4.26%
------------------------------------------------------------------------------
        B              9/7/1993           0.58%      3.59%     3.35%     3.45%
------------------------------------------------------------------------------
        C              7/1/1994           0.49%      3.44%     3.27%     3.40%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short/intermediate-term
municipal bond fund+                      1.62%      4.21%     3.87%     4.54%
------------------------------------------------------------------------------
Lehman Brothers Three-Year Municipal
Bond Index#                               1.45%      4.43%     4.50%     4.93%
------------------------------------------------------------------------------
Lehman Brothers Five-Year Municipal
Bond Index#                               1.72%      5.46%     5.13%     5.58%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

Share class
------------------------------------------------------------------------------
        A                                -1.19%      3.50%     3.63%     4.00%
------------------------------------------------------------------------------
        B                                -3.37%      2.65%     3.00%     3.45%
------------------------------------------------------------------------------
        C                                -0.49%      3.44%     3.27%     3.40%
------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                                 1.35%     13.70%    22.57%    51.77%
------------------------------------------------------------------------------
        B                                 0.58%     11.16%    17.93%    40.44%
------------------------------------------------------------------------------
        C                                 0.49%     10.69%    17.46%    39.69%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE LEHMAN BROTHERS THREE-YEAR MUNICIPAL BOND INDEX - measures the performance of the medium-term (2 to 4 years) municipal bond market.

THE LEHMAN BROTHERS FIVE-YEAR MUNICIPAL BOND INDEX - measures the performance of the medium-term (4 to 6 years) municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 2.50% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes offered after Class B shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS:

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Income earned on bonds issued by states of which you are not a resident, or their political subdivisions, may be subject to taxation by the state in which you reside.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 4/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.6%
----------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), "A", AMBAC,
6%, 2005                                                               $1,900       $1,959,179
----------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport), FSA, 5.25%, 2013            1,500        1,591,215
----------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                 250          270,935
----------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC,
6%, 2013                                                                1,000        1,122,600
----------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey
(Refunding Port District Project), "A", FSA, 5.25%, 2009                  550          603,944
----------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006             1,000        1,094,740
----------------------------------------------------------------------------------------------
Long Beach, CA, "A", FGIC, 5%, 2015                                     1,000        1,029,770
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                       375          405,379
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                       175          195,893
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "B", FSA, 4.35%, 2004                  500          502,465
----------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D",
FGIC, 5.25%, 2009                                                         500          538,425
----------------------------------------------------------------------------------------------
Omaha, NE, Airport Authority Rev., FSA, 4%, 2006                          500          516,940
----------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                             500          540,315
----------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev.,
"A", FGIC, 5%, 2012                                                       750          786,923
----------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport
Rev., "A", FSA, 5%, 2009                                                  200          216,640
----------------------------------------------------------------------------------------------
Wayne Charter County, MI, Airport Rev., Refunding Detroit
Metropolitan, "D", FGIC, 5.25%, 2006                                    1,000        1,075,330
----------------------------------------------------------------------------------------------
                                                                                   $12,450,693
----------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), "B-2", 4.75%, 2033                                        $330         $341,078
----------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.),
4.6%, 2014                                                                350          368,330
----------------------------------------------------------------------------------------------
                                                                                      $709,408
----------------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.4%
----------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), 5.75%, 2009                      $235         $264,352
----------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                         500          540,120
----------------------------------------------------------------------------------------------
Central Falls, RI, ASST GTY, 5.5%, 2005                                   440          457,560
----------------------------------------------------------------------------------------------
Chicago, IL, Neighborhoods Alive, MBIA, 5%, 2008                        1,250        1,348,038
----------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                 705          778,532
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 5.75%, 2005                           500          516,485
----------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2011                              310          357,039
----------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, "C", 6%, 2013                                800          887,120
----------------------------------------------------------------------------------------------
Dickson County, TN, FGIC, 4%, 2007                                        820          859,614
----------------------------------------------------------------------------------------------
Du Page County, IL (Ars Jail Project), 5%, 2009                           870          943,167
----------------------------------------------------------------------------------------------
Gulf Shores, AL, "C", FSA, 5%, 2012                                     1,460        1,575,734
----------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                     425          452,583
----------------------------------------------------------------------------------------------
Henderson, NV, Parks & Recreation, "A", FGIC, 6%, 2006                    340          368,842
----------------------------------------------------------------------------------------------
Huntsville, AL, "D", 5%, 2008                                             350          379,981
----------------------------------------------------------------------------------------------
King County, WA, "B", 4.75%, 2009                                       1,500        1,597,185
----------------------------------------------------------------------------------------------
Kingsport, TN, "A", FGIC, 4%, 2008                                      1,000        1,044,230
----------------------------------------------------------------------------------------------
Lansing, IL, "A", FSA, 4.25%, 2007                                        530          559,346
----------------------------------------------------------------------------------------------
Milwaukee County, WI, "A", 4.75%, 2007                                  1,000        1,070,610
----------------------------------------------------------------------------------------------
Mobile County, AL, MBIA, 5%, 2007                                         500          535,480
----------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                            265          284,329
----------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                            375          412,043
----------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                            250          270,450
----------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                             780          853,063
----------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2014                                               800          831,472
----------------------------------------------------------------------------------------------
New York, NY, "J", 5%, 2010                                             1,000        1,066,040
----------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                               370          396,200
----------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                          820          893,431
----------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                     1,000        1,087,600
----------------------------------------------------------------------------------------------
Philadelphia, PA, "A", XLCA, 5%, 2011                                   1,000        1,083,480
----------------------------------------------------------------------------------------------
Philadelphia, PA, FGIC, 5.25%, 2008                                     2,000        2,186,080
----------------------------------------------------------------------------------------------
Saraland, AL, MBIA, 4.5%, 2009                                            865          918,717
----------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                  500          557,985
----------------------------------------------------------------------------------------------
State of California, 5%, 2011 - 2012                                    3,400        3,595,925
----------------------------------------------------------------------------------------------
State of California, FSA, 5.25%, 2010                                   2,000        2,193,200
----------------------------------------------------------------------------------------------
State of Hawaii, "CY", FSA, 5.25%, 2008                                   500          545,965
----------------------------------------------------------------------------------------------
State of Illinois, FGIC, 5%, 2005                                         500          513,815
----------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                   500          539,760
----------------------------------------------------------------------------------------------
State of Washington, "R", 5.375%, 2007                                    750          819,698
----------------------------------------------------------------------------------------------
State of Washington, "R", MBIA, 4%, 2008                                1,000        1,044,940
----------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                          400          437,308
----------------------------------------------------------------------------------------------
State of Wisconsin, "C", FSA, 5%, 2010                                  1,000        1,089,880
----------------------------------------------------------------------------------------------
State of Wisconsin, MBIA, 5%, 2017                                        500          525,890
----------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                         500          556,905
----------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                       510          546,088
----------------------------------------------------------------------------------------------
Weslaco, TX, MBIA, 3.25%, 2007                                            795          814,112
----------------------------------------------------------------------------------------------
                                                                                   $38,600,394
----------------------------------------------------------------------------------------------
General Obligations - Improvement - 4.6%
----------------------------------------------------------------------------------------------
Dallas, TX, 4%, 2015                                                   $1,900       $1,832,854
----------------------------------------------------------------------------------------------
Jefferson County, KY, "B", FSA, 0%, 2004                                1,000          996,590
----------------------------------------------------------------------------------------------
Jersey City, NJ (Refunding & General Improvement), "A",
AMBAC, 4%, 2007                                                           500          523,365
----------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010(++)                              375          439,433
----------------------------------------------------------------------------------------------
Madison & St. Clair Counties, IL (School Building), FGIC,
4.25%, 2005                                                               500          511,065
----------------------------------------------------------------------------------------------
Montgomery County, MD, Public Improvement, "A", 5.375%, 2005              500          513,715
----------------------------------------------------------------------------------------------
Montgomery, AL, AMBAC, 5%, 2011                                         1,000        1,083,930
----------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                500          560,425
----------------------------------------------------------------------------------------------
North Slope Borough, AK, "A", MBIA, 0%, 2005                              500          490,900
----------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                            300          320,925
----------------------------------------------------------------------------------------------
Pittsburgh, PA, "A", AMBAC, 5%, 2009                                   $1,000       $1,083,600
----------------------------------------------------------------------------------------------
Springfield, MA, State Quality, MBIA, 5%, 2011                          1,000        1,085,660
----------------------------------------------------------------------------------------------
State of Mississippi, 6.2%, 2008(++)                                      440          491,344
----------------------------------------------------------------------------------------------
State of Mississippi, "I", 5.5%, 2006(++)                                 250          271,778
----------------------------------------------------------------------------------------------
State of Ohio, Highway Capital Improvements, "E", 5.5%, 2008            1,450        1,603,715
----------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                500          546,150
----------------------------------------------------------------------------------------------
                                                                                   $12,355,449
----------------------------------------------------------------------------------------------
General Obligations - Schools - 9.1%
----------------------------------------------------------------------------------------------
Birdville, TX, Independent School District, "A", PSF,
4.25%, 2008                                                              $500         $526,905
----------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2011            500          546,660
----------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                        600          654,114
----------------------------------------------------------------------------------------------
Cincinnati, OH, City School District, FSA, 4.5%, 2006                     500          526,600
----------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2011                           315          363,781
----------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, 0%, 2008             500          431,040
----------------------------------------------------------------------------------------------
Cook County, IL, High School District Number 205, "D",
FSA, 0%, 2004                                                             500          499,545
----------------------------------------------------------------------------------------------
Cook County, IL, School District Number 135, "A", MBIA,
3.25%, 2006                                                               500          513,310
----------------------------------------------------------------------------------------------
Cypress Fairbanks, TX, Independent School District, PSF,
5%, 2008                                                                  500          540,270
----------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009               1,000          845,190
----------------------------------------------------------------------------------------------
Detroit, MI, City School District (School Building & Site
Improvement), "B", FGIC, 5%, 2010                                       2,000        2,179,760
----------------------------------------------------------------------------------------------
Dodge, KS, Unified School District Number 443, FGIC,
4%, 2006                                                                  500          520,080
----------------------------------------------------------------------------------------------
Ferndale, MI, School District, 5.5%, 2013                               1,115        1,227,738
----------------------------------------------------------------------------------------------
Ferndale, MI, School District, FGIC, 5%, 2015                             850          900,286
----------------------------------------------------------------------------------------------
Hall County, GA, School District, FGIC, 4.5%, 2007                      1,540        1,631,553
----------------------------------------------------------------------------------------------
Kaufman, TX, Independent School District, PSF, 0%, 2005                   500          494,680
----------------------------------------------------------------------------------------------
Lake County, IL, Community School District, "B", FGIC,
0%, 2005                                                                  500          486,335
----------------------------------------------------------------------------------------------
Lancaster County, NE, School District (Lincoln Public
School), 4%, 2008                                                         500          521,975
----------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009(++)                       100          110,234
----------------------------------------------------------------------------------------------
Maricopa County, AZ, School District Number 038, Madison
Elementary, FSA, 5%, 2013                                               1,000        1,084,320
----------------------------------------------------------------------------------------------
Mauston, WI, Joint School District, FGIC, 5.55%, 2005                     500          519,245
----------------------------------------------------------------------------------------------
Mesquite, TX, Independent School District, PSF, 0%, 2004                  685          682,685
----------------------------------------------------------------------------------------------
Michigan City, IN, School Building, FSA, 5%, 2006                         250          262,818
----------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF,
4.4%, 2007                                                                700          738,346
----------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First
Mortgage), FGIC, 5.5%, 2007                                               250          270,708
----------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                        500          539,690
----------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010(++)                           250          287,533
----------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA,
5.25%, 2007                                                               500          539,210
----------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, 5%, 2011                           500          545,190
----------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, 6.5%, 2011                   500          583,675
----------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF,
5.375%, 2012                                                              570          629,702
----------------------------------------------------------------------------------------------
State of Florida, Board of Education, Lottery Rev., "B",
5.5%, 2011                                                                150          167,235
----------------------------------------------------------------------------------------------
State of Ohio, Common Schools, "D", 2.45%, 2024                         1,000          997,100
----------------------------------------------------------------------------------------------
State of Ohio, Common Schools, Capital Facilities, "A",
5.25%, 2004                                                               450          452,057
----------------------------------------------------------------------------------------------
State of South Carolina, "A", 5.75%, 2007                                 500          546,340
----------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                  465          497,025
----------------------------------------------------------------------------------------------
Unionville Chadds Ford, PA, School District, MBIA, 4%, 2004               490          491,014
----------------------------------------------------------------------------------------------
Vidor, TX, Independent School District, PSF, 5.875%, 2007                 410          448,626
----------------------------------------------------------------------------------------------
Warren Township, IN (First Mortgage), FGIC, 4.5%, 2005                    360          368,161
----------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2012                   300          338,094
----------------------------------------------------------------------------------------------
                                                                                   $24,508,830
----------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.3%
----------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital District Rev. (Children's
Hospital), FSA, 4.125%, 2013                                           $1,870       $1,890,458
----------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev. Refunding & Improvement,
"A", 4.7%, 2005                                                           320          329,091
----------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona
Hospital), AMBAC, 5.375%, 2006                                            460          491,777
----------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.
(Catholic Healthcare West), "I", 4.95%, 2014                            3,000        3,019,980
----------------------------------------------------------------------------------------------
California Statewide Community (Kaiser Permanente), "D",
4.35%, 2036                                                               600          622,728
----------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic
Health Initiatives), "A", 5%, 2008                                        500          528,790
----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development,
Healthcare Systems (McKenna Memorial), "A",
3.625%, 2005                                                              195          196,205
----------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development,
Healthcare Systems (McKenna Memorial), "A", 4%, 2006                      170          171,386
----------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                  500          516,415
----------------------------------------------------------------------------------------------
Delaware County, PA, Hospital Rev. (Crozer-Chester
Medical Center), 4.75%, 2005                                              500          515,430
----------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                     200          210,542
----------------------------------------------------------------------------------------------
Erie County, OH, Hospital Facilities Rev. (Firelands
Regional Medical Center), "A", 4%, 2004                                   420          422,617
----------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority
(Northeast GA Health System), 3.5%, 2005                                  500          507,590
----------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems Facilities, "A", AMBAC,
5%, 2008                                                                  500          540,850
----------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities (Adventist
Health), 3.35%, 2032                                                      500          508,820
----------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority
Hospital Rev. (Tampa General Hospital), "A", 5%, 2007                     500          529,305
----------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority, "A", 5.25%, 2005                   300          309,768
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's
Memorial Hospital), "A", AMBAC, 5.75%, 2011                               250          286,375
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 4%, 2004                                                 825          825,528
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 4%, 2004                                              415          419,038
----------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sherman Health
Systems), AMBAC, 5.5%, 2007                                               440          480,520
----------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev.
(Ascension Health), "F", 5.5%, 2008                                       500          546,860
----------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy
Cross Health Systems Corp.), MBIA, 5.375%, 2008                         1,000        1,102,450
----------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis
Medical Center), 6%, 2010                                                 210          234,121
----------------------------------------------------------------------------------------------
Kent Hospital Finance Authority Rev. (Spectrum Health),
"A", 5.25%, 2009                                                          750          804,788
----------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton
Healthcare, Inc.), "A", 6.125%, 2010                                      150          159,870
----------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood
Hospital Assn.), 5.5%, 2009                                             1,000        1,077,880
----------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Regional), 4.75%, 2005                                                    500          520,300
----------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 4.5%, 2005 - 2006                  465          476,050
----------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities (Martin Memorial
Medical Center), "A", 5.25%, 2008                                         800          838,352
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (MA Biomedical
Research Corp.), "C", 5.75%, 2006                                         260          276,929
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Bay State Medical Center), "F", 5%, 2009                            235          249,187
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Berkshire Health), "E", 4.5%, 2005                                  260          267,023
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Covenant Health), 5%, 2007                                          190          197,744
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Jordan Hospital), "D", 4.8%, 2006                                   600          594,744
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare), "E", 5%, 2007                               1,000        1,068,150
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Crittenton
Hospital), "A", 5.5%, 2013                                                310          330,640
----------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health
System), 5.5%, 2007(++)                                                   750          829,200
----------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities (SW
Mississippi Medical), 5%, 2014                                            500          494,490
----------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities (Baptist Medical
Center), "C", FSA, 5.15%, 2005                                            250          261,525
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), 3.6%, 2006                                               250          251,853
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Catholic
Medical Center), "A", 3.25%, 2005                                         265          267,698
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant
Health), 5%, 2014                                                       1,030        1,051,764
----------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter
Hospital), 4.6%, 2007                                                     395          410,496
----------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Oklahoma
Hospital Assn.), AMBAC, 5.25%, 2004                                       250          250,720
----------------------------------------------------------------------------------------------
Oklahoma State Development Finance Authority (Unity
Health Center), 5%, 2013                                                  875          892,544
----------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's
Hospital), "E", MBIA, 5%, 2032                                            750          807,473
----------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital
Financing (Lifespan Obligations Group), 5.75%, 2010                       250          265,018
----------------------------------------------------------------------------------------------
Scranton-Lackawanna, PA, Health & Welfare (Community
Medical Center), MBIA, 5.25%, 2006                                        935          997,140
----------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital
Facilities Rev. (Palmetto Health Alliance), "A", 4%, 2004                 260          260,785
----------------------------------------------------------------------------------------------
South Carolina Jobs Economic Development Hospital
Facilities Rev. (Palmetto Health Alliance), "A", 4.25%, 2005              290          295,574
----------------------------------------------------------------------------------------------
South Dakota Health & Educational (Prairie Lakes Health
Care Systems), 3.1%, 2005                                                 215          216,954
----------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA,
6%, 2007                                                                  675          743,472
----------------------------------------------------------------------------------------------
St. Cloud, MN (St. Cloud Hospital), FSA, 5.5%, 2005                       260          277,131
----------------------------------------------------------------------------------------------
Steubenville, OH (Trinity Hospital), 5.7%, 2010                           220          240,616
----------------------------------------------------------------------------------------------
Sullivan County, TN, Health Educational & Housing
Facilities Board Rev. (Wellmont Health Systems), 4%, 2005                 500          510,405
----------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 4.5%, 2006                                             500          515,100
----------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother
Frances Hospital), 5%, 2007                                               500          522,810
----------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension
Health), "A", 5.5%, 2009                                                  250          275,363
----------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston
Medical Center), 6.5%, 2005                                                20           21,144
----------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority (Charleston
Medical Center), 6.5%, 2005(++)                                            80           85,434
----------------------------------------------------------------------------------------------
Wisconsin Health & Higher Educational Facilities
Authority Rev. (Agnesian Healthcare, Inc.), 5%, 2006                       65           68,150
----------------------------------------------------------------------------------------------
Wisconsin Health & Higher Educational Facilities
Authority Rev. (Wheaton Franciscan Services), 5%, 2007                    260          274,940
----------------------------------------------------------------------------------------------
                                                                                   $33,156,100
----------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0%
----------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA,
5%, 2006                                                                  $50          $52,976
----------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 1.1%
----------------------------------------------------------------------------------------------
California Statewide Community Development Authority,
Solid Waste Facilities Rev. (Republic Services, Inc.),
"A", 4.95%, 2012                                                         $250         $251,800
----------------------------------------------------------------------------------------------
Michigan Strategic Fund, Solid Waste Disposal Rev. (Waste
Management), 3%, 2013                                                   1,500        1,478,595
----------------------------------------------------------------------------------------------
Michigan Strategic Fund (Waste Management, Inc.), 4.2%, 2027              400          401,880
----------------------------------------------------------------------------------------------
State of Ohio Solid Waste Rev. (Republic Services),
4.25%, 2033                                                             1,000          949,950
----------------------------------------------------------------------------------------------
                                                                                    $3,082,225
----------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.8%
----------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser
Busch), 5.1%, 2012                                                       $375         $401,003
----------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                               610          626,238
----------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay,
Inc.), 3%, 2011                                                           575          586,926
----------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak),
"A", 6%, 2006                                                             100          104,115
----------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (USX
Corp.), 5.05%, 2017                                                       300          322,401
----------------------------------------------------------------------------------------------
                                                                                    $2,040,683
----------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.1%
----------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013                $750         $787,478
----------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), 5.3%, 2012                                     570          613,143
----------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority
(International Paper Co.), "A", 5.25%, 2010                               250          271,175
----------------------------------------------------------------------------------------------
Ohio State Air Quality Development Authority Rev.
(Environmental Meadwestvaco), 2%, 2023                                  1,250        1,250,300
----------------------------------------------------------------------------------------------
                                                                                    $2,922,096
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
----------------------------------------------------------------------------------------------
Arizona Tourism & Sports Authority, Tax Rev.
(Multipurpose Stadium), "A", MBIA, 5%, 2010                            $1,000       $1,089,800
----------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority
Rev. (Domed Stadium), MBIA, 6%, 2011                                    1,000        1,112,380
----------------------------------------------------------------------------------------------
                                                                                    $2,202,180
----------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.0%
----------------------------------------------------------------------------------------------
District of Columbia Tax, Manadrin Oriental, FSA, 0%, 2005               $600         $584,286
----------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013              600          604,188
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin
School), FSA, 0%, 2010                                                    500          400,370
----------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev.
(Project Number 69), "A", FSA, 5.5%, 2011                                 500          561,105
----------------------------------------------------------------------------------------------
State of Kentucky Property & Buildings Commerce Rev.
(Project Number 74), 5.25%, 2005                                          500          514,580
----------------------------------------------------------------------------------------------
                                                                                    $2,664,529
----------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.3%
----------------------------------------------------------------------------------------------
Missouri Housing Development Commission, "II", 4.35%, 2007               $200         $206,540
----------------------------------------------------------------------------------------------
Philadelphia PA, Housing Authority, "A", FSA, 5%, 2008                    500          544,920
----------------------------------------------------------------------------------------------
                                                                                      $751,460
----------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.0%
----------------------------------------------------------------------------------------------
Fayetteville, AR, Sales & Use, 3.2%, 2007                                 $90          $90,066
----------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., First Series, 5%, 2007                         1,000        1,076,540
----------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                       845          957,605
----------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA,
5.75%, 2012                                                               425          474,989
----------------------------------------------------------------------------------------------
                                                                                    $2,599,200
----------------------------------------------------------------------------------------------
Single Family Housing - Local - 0%
----------------------------------------------------------------------------------------------
Chicago, IL, "C", GNMA, 5.4%, 2010                                        $10          $10,401
----------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375%, 2020                                                         25           25,766
----------------------------------------------------------------------------------------------
                                                                                       $36,167
----------------------------------------------------------------------------------------------
Single Family Housing - State - 1.5%
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.3%, 2012                    $155         $161,138
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 8.4%, 2021                      60           62,093
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.7%, 2016               65           67,633
----------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Single Family
Program Authority, "A-3", 7.25%, 2010                                     105          107,945
----------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010              230          238,142
----------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, "F", 3.7%, 2010                  620          613,248
----------------------------------------------------------------------------------------------
Ohio Housing Finance Agency, Single Family Mortgage Rev.,
Residential Mortgage Backed, "A-1", GNMA, 5.45%, 2006                     200          207,168
----------------------------------------------------------------------------------------------
Oklahoma Housing Development Authority Rev. (Lease
Purchase Program), "A", 5.1%, 2005                                        200          207,702
----------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev.,
Mortgage Homeownership, GNMA, 7.6%, 2015                                  185          198,370
----------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "A", 4.15%, 2007                                                300          304,041
----------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership
Mortgage, "D", 4.9%, 2008                                                 610          639,683
----------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev.,
"A", AMBAC, 4.9%, 2005                                                    160          165,650
----------------------------------------------------------------------------------------------
Wisconsin Housing & Economic Development Authority Rev.,
"A", MBIA, 3.2%, 2004                                                     500          504,270
----------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev.,
"4", 5%, 2006                                                             600          619,254
----------------------------------------------------------------------------------------------
                                                                                    $4,096,337
----------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
----------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007            $500         $500,695
----------------------------------------------------------------------------------------------
Detroit, MI, Economic Development Corp., "A", AMBAC,
3.8%, 2005                                                                375          384,255
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource
Recovery Rev. (Semass Systems), "B", MBIA, 5.625%, 2012                   400          442,256
----------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid
Waste Disposal Rev., "C", 5.625%, 2024                                    300          310,236
----------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden
Martin Systems), 5.9%, 2005                                               500          520,920
----------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                     400          435,424
----------------------------------------------------------------------------------------------
                                                                                    $2,593,786
----------------------------------------------------------------------------------------------
State & Local Appropriation - 9.9%
----------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                  $1,000       $1,063,950
----------------------------------------------------------------------------------------------
Alaska Certificates of Participation (Alaska Psychiatric
Institute), AMBAC, 4%, 2006                                               500          521,575
----------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5%, 2006                500          529,710
----------------------------------------------------------------------------------------------
Arizona Certificates of Participation, "A", MBIA, 5.5%, 2010              670          748,665
----------------------------------------------------------------------------------------------
Columbia, SC, Certificates of Participation, Tourism
Development Fee Pledge, AMBAC, 5%, 2011                                   650          710,639
----------------------------------------------------------------------------------------------
Columbus, IN, Multi School Building, FSA, 5%, 2010                        725          785,864
----------------------------------------------------------------------------------------------
District of Columbia, Certificates of Participation,
AMBAC, 5.25%, 2008                                                      1,500        1,622,460
----------------------------------------------------------------------------------------------
Escambia County, FL, School Board, MBIA, 3.5%, 2005                       500          508,390
----------------------------------------------------------------------------------------------
Hamilton County, IN, Public Building Corp., AMBAC,
3.5%, 2004                                                              1,010        1,014,989
----------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                        760          798,228
----------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, 5.3%, 2007                            350          377,412
----------------------------------------------------------------------------------------------
Indianapolis, IN (Public Improvement Bond Bank), "A",
5.25%, 2006                                                               275          291,016
----------------------------------------------------------------------------------------------
Macon County & Decatur, IL, FGIC, 6.5%, 2005                              325          336,187
----------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2011(++)               1,500        1,649,325
----------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, 4.5%, 2007                         320          338,195
----------------------------------------------------------------------------------------------
New Jersey Building Authority, 5.5%, 2006                               1,000        1,074,560
----------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009            500          544,050
----------------------------------------------------------------------------------------------
New Jersey State Transit Corp. (Federal Transit
Administration Grants), "B", AMBAC, 5.5%, 2007                            650          713,349
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
MBIA, 5.25%, 2011                                                       1,270        1,404,569
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., "A", MBIA, 5.25%, 2009               1,000        1,102,350
----------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                  675          705,962
----------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., Correctional
Capital, "A", AMBAC, 5.4%, 2006                                         1,000        1,059,110
----------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building),
"A", 5.75%, 2008                                                          425          472,562
----------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building),
FSA, 5%, 2009                                                           1,290        1,405,236
----------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration
Building), "A", 5.375%, 2013                                            1,000        1,104,350
----------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic
Development, AMBAC, 5.25%, 2011                                         1,900        2,102,597
----------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                  250          271,978
----------------------------------------------------------------------------------------------
Portage, IN, High School, First Mortgage, 2.15%, 2005                     255          256,132
----------------------------------------------------------------------------------------------
Prescott Valley, AZ, Municipal Property Corp., FGIC,
3.25%, 2007                                                               500          512,550
----------------------------------------------------------------------------------------------
State of Oregon, Department Administrative Services, "A",
5.5%, 2008                                                                500          552,205
----------------------------------------------------------------------------------------------
State of Utah, Building Ownership Authority Lease Rev.,
"A", FSA, 0%, 2005                                                        685          675,177
----------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan
Complex), AMBAC, 5.75%, 2011                                              160          179,334
----------------------------------------------------------------------------------------------
Texas Public Finance Authority Building Rev., Building
Rev., "B", AMBAC, 6.25%, 2006                                           1,000        1,074,380
----------------------------------------------------------------------------------------------
                                                                                   $26,507,056
----------------------------------------------------------------------------------------------
Student Loan Revenue - 0%
----------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E",
AMBAC, 4.5%, 2009                                                        $100         $103,052
----------------------------------------------------------------------------------------------

Tax - Other - 1.0%
----------------------------------------------------------------------------------------------
Chicago, IL, Motor Fuel Tax Rev., AMBAC, 6.125%, 2009                    $500         $565,380
----------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA,
5.25%, 2008                                                               250          275,090
----------------------------------------------------------------------------------------------
District of Columbia, Tax Increment (Galary Place), FSA,
4%, 2006                                                                  370          385,448
----------------------------------------------------------------------------------------------
State of Wisconsin, Petroleum, "A", 6%, 2004                              500          503,780
----------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "C", 5.5%, 2005                1,000        1,041,440
----------------------------------------------------------------------------------------------
                                                                                    $2,771,138
----------------------------------------------------------------------------------------------
Tax Assessment - 1.5%
----------------------------------------------------------------------------------------------
Birmingham Jefferson, AL, Civic, "A", FSA, 5.25%, 2005 - 2007          $1,825       $1,934,199
----------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital
Appreciation Central, "A", AMBAC, 0%, 2006                              1,000          941,680
----------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special
Assessment (Castle Hills Number 3), 4.125%, 2031                          500          521,335
----------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront
Redevelopment), "A", 4.125%, 2008                                         285          298,515
----------------------------------------------------------------------------------------------
Washington, DC, Convention Center Authority, Dedicated
Tax Rev., AMBAC, 4.75%, 2005                                              345          359,990
----------------------------------------------------------------------------------------------
                                                                                    $4,055,719
----------------------------------------------------------------------------------------------
Tobacco - 2.1%
----------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed
Bonds, 5.2%, 2008                                                        $450         $451,211
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "A", 5%, 2021                   500          497,785
----------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, "B", 5.25%, 2016              2,335        2,370,912
----------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019               250          244,908
----------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1",
5.25%, 2012                                                             1,000        1,042,600
----------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1",
5.25%, 2013                                                             1,000        1,045,650
----------------------------------------------------------------------------------------------
                                                                                    $5,653,066
----------------------------------------------------------------------------------------------
Toll Roads - 0.4%
----------------------------------------------------------------------------------------------
State of Texas Turnpike Authority, Central Turnpike
Systems Rev., 5%, 2007                                                 $1,000       $1,075,620
----------------------------------------------------------------------------------------------

Transportation - Special Tax - 2.2%
----------------------------------------------------------------------------------------------
Arizona State Transportation Board Highway Rev., 5%, 2006                $550         $586,553
----------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC,
6%, 2008                                                                  235          264,293
----------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                1,000        1,110,880
----------------------------------------------------------------------------------------------
New Mexico State Highway Commission, "A", 5.5%, 2006                      430          462,061
----------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund,
"A", FGIC, 5.25%, 2010                                                  1,000        1,102,010
----------------------------------------------------------------------------------------------
New York Thruway Authority, Highway & Bridge Trust Fund,
"C", FGIC, 5.5%, 2006                                                   1,200        1,280,220
----------------------------------------------------------------------------------------------
Oklahoma Turnpike Authority, Turnpike Rev., "A", FGIC,
5.5%, 2007                                                              1,000        1,083,020
----------------------------------------------------------------------------------------------
                                                                                    $5,889,037
----------------------------------------------------------------------------------------------
Universities - Colleges - 5.0%
----------------------------------------------------------------------------------------------
Auburn University, AL, University Rev., AMBAC, 5%, 2006                  $255         $269,969
----------------------------------------------------------------------------------------------
Clemson University, SC, University Rev., AMBAC, 5.5%, 2007                875          955,168
----------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School),
FSA, 5%, 2012                                                             500          537,095
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art
Institute Chicago), 3.35%, 2009                                         1,550        1,520,070
----------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 4%, 2006                                                   615          629,588
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts
College of Pharmacy), "C", 5%, 2007                                       475          497,971
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New
England College), 4%, 2008                                                685          683,178
----------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts
Institute of Technology), "K", 5.25%, 2012                                375          414,000
----------------------------------------------------------------------------------------------
Northern Arizona University Rev., FGIC, 4%, 2005                          500          513,835
----------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building (Johnson &
Wales), XLCA, 5%, 2010                                                  2,265        2,459,586
----------------------------------------------------------------------------------------------
Southeast Missouri State University, MBIA, 5.625%, 2010                   250          281,350
----------------------------------------------------------------------------------------------
Texas A & M University Rev., Financing Systems, 2.5%, 2006                750          759,060
----------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University
Financing Systems, MBIA, 5%, 2007                                         500          541,340
----------------------------------------------------------------------------------------------
Texas University Systems Financing Rev., FSA, 5%, 2008                    565          610,816
----------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA,
5%, 2006                                                                  570          605,009
----------------------------------------------------------------------------------------------
University of Arizona Rev. (Refunding Systems), FSA,
5.25%, 2010                                                             1,000        1,105,230
----------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback
Stadium), FSA, 3.55%, 2021                                                500          519,840
----------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A",
5%, 2009                                                                  580          631,388
----------------------------------------------------------------------------------------------
                                                                                   $13,534,493
----------------------------------------------------------------------------------------------
Universities - Dormitories - 0.5%
----------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                   $1,000       $1,083,130
----------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer Housing
Corp.), "A", 6%, 2004 - 2005                                              120          122,290
----------------------------------------------------------------------------------------------
                                                                                    $1,205,420
----------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.1%
----------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                               $150         $152,118
----------------------------------------------------------------------------------------------

Utilities - Investor Owned - 4.3%
----------------------------------------------------------------------------------------------
Brazos River Authority, TX (Centerpoint Energy), "A",
FGIC, 3.375%, 2012                                                     $1,000         $959,180
----------------------------------------------------------------------------------------------
Brazos River Authority, TX (TXU Energy Co.), "D", 5.4%, 2029              780          819,913
----------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev.
(Pollution Control), 5.25%, 2008                                          250          260,810
----------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev., 3.25%, 2031                     500          488,875
----------------------------------------------------------------------------------------------
Hillsborough County, FL (Tampa Electric Co.), 4%, 2025                    500          508,955
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority (Peoples Gas),
"B", AMBAC, 3.05%, 2033                                                 1,000        1,000,710
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control
Rev. (Commonwealth Edison Co.), "B", AMBAC,
4.4%, 2006                                                                500          528,000
----------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control
Rev., AMBAC, 7.375%, 2006(++)                                             580          659,205
----------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, MI,
Power Co.), "F", 2.625%, 2019                                             775          768,118
----------------------------------------------------------------------------------------------
Louisa, VA, Industrial Development Authority, Solid Waste
& Sewer Disposal (Electricity & Power Co.), "A",
2.3%, 2031                                                              1,000        1,000,000
----------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas &
Electric Co.), "B", 4.875%, 2027                                          420          439,803
----------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev., 2.35%, 2030                 500          500,000
----------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Rev. (Dominion Term
Assoc.), 3.3%, 2033                                                       775          773,993
----------------------------------------------------------------------------------------------
State of Missouri, Environmental Improvement & Energy
Authority, 3.9%, 2012                                                   1,000        1,008,610
----------------------------------------------------------------------------------------------
State of Ohio, Air Quality Development Authority Rev.
(Ohio Edison), "A", 2.25%, 2033                                         1,250        1,241,213
----------------------------------------------------------------------------------------------
Wilsonville, AL, Industrial Development Pollution Control
Rev. (Southern Electric Gaston), "A", AMBAC, 4.2%, 2019                   500          520,450
----------------------------------------------------------------------------------------------
                                                                                   $11,477,835
----------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.2%
----------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC,
5.75%, 2006                                                              $325         $356,002
----------------------------------------------------------------------------------------------
American Public Energy Agency, NE (Public Gas Agency),
"C", AMBAC, 4.2%, 2010                                                    395          413,249
----------------------------------------------------------------------------------------------
Carrollton & Henderson, KY, Kentucky Trust, "B", FSA,
4.2%, 2005                                                              1,000        1,018,720
----------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, FSA, 5%, 2008              400          430,792
----------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC,
5.25%, 2008                                                             1,380        1,498,156
----------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution
Systems, AMBAC, 5.25%, 2008                                               500          547,615
----------------------------------------------------------------------------------------------
Corpus Christi, TX, Utilities Systems Rev., FSA, 4%, 2007                 480          502,560
----------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                 500          573,610
----------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                        500          543,660
----------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                500          545,530
----------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev.,
"A", 5%, 2009                                                           1,100        1,176,252
----------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "A", MBIA,
5%, 2011                                                                  500          543,140
----------------------------------------------------------------------------------------------
Lower Colorado River Authority, TX, Rev., "F", FSA,
5.5%, 2008                                                                600          660,306
----------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens
Electrical Systems), 5.125%, 2011                                         210          219,032
----------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev. (Belle River), "A",
MBIA, 5.25%, 2008                                                         500          543,715
----------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                    1,000        1,109,730
----------------------------------------------------------------------------------------------
Nebraska Public Power District Rev., "B", AMBAC, 4%, 2007                 695          725,066
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", 5.5%, 2010                    750          803,498
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", MBIA,
5.5%, 2013                                                                500          536,345
----------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, MBIA, 5.25%, 2007                  500          538,305
----------------------------------------------------------------------------------------------
Oak Ridge, TN, Electric Systems Rev., AMBAC, 5%, 2012                   1,000        1,084,370
----------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 4%, 2006                         1,000        1,040,650
----------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River),
"A", 5%, 2011 - 2012                                                    1,100        1,195,588
----------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas Rev., 5.8%, 2006                          660          692,182
----------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., FSA, 5.25%, 2007             1,000        1,078,420
----------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008           1,000        1,098,230
----------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008             500          531,650
----------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "D", 5%, 2007                    500          535,235
----------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan),
"A", FSA, 5.375%, 2012                                                    595          655,970
----------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power
Supply Rev., "A", 5.5%, 2010                                              600          661,872
----------------------------------------------------------------------------------------------
State of California, Department Water Resources, Power
Supply Rev., "A", FSA, 5.25%, 2011                                      1,000        1,098,600
----------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                   500          554,195
----------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., AMBAC, 6%, 2006                      1,125        1,200,555
----------------------------------------------------------------------------------------------
                                                                                   $24,712,800
----------------------------------------------------------------------------------------------
Utilities - Other - 0.6%
----------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, 6.25%, 2011              $1,000       $1,162,340
----------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility
System Rev., AMBAC, 4.5%, 2008                                            500          534,310
----------------------------------------------------------------------------------------------
                                                                                    $1,696,650
----------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.9%
----------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                    $925       $1,005,845
----------------------------------------------------------------------------------------------
Brevard County, FL, Utility Rev., FGIC, 5.25%, 2010                     1,000        1,102,340
----------------------------------------------------------------------------------------------
Columbus, IN, Waterworks Rev., MBIA, 3.5%, 2005                           500          508,750
----------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev., Cauley
Creek Water Facilities, "A", AMBAC, 4.4%, 2008                            490          517,092
----------------------------------------------------------------------------------------------
Glendale, AZ, Water & Sewer Rev., AMBAC, 5%, 2014                         975        1,045,541
----------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities,
"A", FGIC, 5.5%, 2011                                                     400          445,100
----------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                            750          820,155
----------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County,
Water & Sewer Rev., FGIC, 6.5%, 2010                                    1,000        1,156,410
----------------------------------------------------------------------------------------------
Myrtle Beach, SC, Water & Sewer Rev., FGIC, 5%, 2008                    1,150        1,246,704
----------------------------------------------------------------------------------------------
Nassau County, NY, Combined Sewer Districts, "G", MBIA,
5.35%, 2009                                                             1,000        1,097,680
----------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, "93", MBIA,
5.5%, 2007                                                              1,105        1,208,461
----------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                   595          660,057
----------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                    500          532,185
----------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 5.25%, 2009                   255          280,862
----------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., "A", FSA, 5%, 2010                   750          815,933
----------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                            475          515,114
----------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                        690          756,440
----------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007              500          539,660
----------------------------------------------------------------------------------------------
State of Kansas, Development Finance Authority Rev.,
Water Pollution Control Revolving Fund, 5%, 2008                          500          543,410
----------------------------------------------------------------------------------------------
Tarrant Regional Water District, Texas Water, FSA, 4%, 2007               500          522,250
----------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011              1,000        1,122,310
----------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                      500          539,940
----------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                     1,260        1,354,324
----------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                       300          328,162
----------------------------------------------------------------------------------------------
                                                                                   $18,664,725
----------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $258,101,768)                             $262,321,242
----------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
----------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", due 5/05/04                     $100         $100,000
----------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA,
Inc.), due 5/03/04                                                        300          300,000
----------------------------------------------------------------------------------------------
Massachusetts Central Artery, "A", due 5/03/04                            100          100,000
----------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, due 5/03/04                                 700          700,000
----------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power
Supply Rev., "C-2", due 5/05/04                                         1,500        1,500,000
----------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA,
Inc.), due 5/03/04                                                        200          200,000
----------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost,
$2,900,000)                                                                         $2,900,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $261,001,768)                                 $265,221,242
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                3,599,223
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $268,820,465
----------------------------------------------------------------------------------------------
(++) Refunded bond.

The following abbreviations for insurers are used in the Portfolio of Investments and are defined:

Insurers
AMBAC     = AMBAC Indemnity Corp.
ASST GTY  = Asset Guaranty Insurance Co.
FGIC      = Financial Guaranty Insurance Co.
FSA       = Financial Security Assurance Inc.
GNMA      = Government National Mortgage Assn.
MBIA      = Municipal Bond Investors Corp.
PSF       = Permanent School Fund
Q-SBLF    = Qualified School Board Loan Fund
XLCA      = XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $261,001,768)           $265,221,242
--------------------------------------------------------------------------------------------------
Cash                                                                  34,808
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                      105,489
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,284,385
--------------------------------------------------------------------------------------------------
Interest receivable                                                3,542,887
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     2,407
--------------------------------------------------------------------------------------------------
Unrealized appreciation on interest rate swap agreements             759,801
--------------------------------------------------------------------------------------------------
Other assets                                                             385
--------------------------------------------------------------------------------------------------
Total assets                                                                          $270,951,404
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $550,880
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,052,124
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   392,118
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       1,847
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          9,954
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        27,866
--------------------------------------------------------------------------------------------------
  Administrative fee                                                      76
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                96,074
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,130,939
--------------------------------------------------------------------------------------------------
Net assets                                                                            $268,820,465
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $266,461,160
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             4,979,275
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (2,159,043)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (460,927)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $268,820,465
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               34,347,926
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $171,824,278
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              21,949,174
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $7.83
--------------------------------------------------------------------------------------------------
  Offering price per share (100/97.5X$7.83)                                                  $8.03
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $41,732,910
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,339,586
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.82
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $55,263,277
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,059,166
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.83
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME

Interest income                                                                         $9,377,801
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,090,346
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,394
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         429,672
--------------------------------------------------------------------------------------------------
  Service fee (Class A)                                               259,921
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              394,012
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              572,375
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   25,382
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        95,363
--------------------------------------------------------------------------------------------------
  Printing                                                             30,604
--------------------------------------------------------------------------------------------------
  Postage                                                               5,153
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        36,921
--------------------------------------------------------------------------------------------------
  Legal fees                                                            2,188
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       108,611
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $3,060,942
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (2,567)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (295,206)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $2,763,169
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $6,614,632
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                           $(147,815)
--------------------------------------------------------------------------------------------------
  Future contracts                                                     68,603
--------------------------------------------------------------------------------------------------
  Swap transactions                                                (1,009,000)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       $(1,088,212)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $(3,745,999)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                   116,115
--------------------------------------------------------------------------------------------------
  Swap transactions                                                   759,801
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                     $(2,870,083)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(3,958,295)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $2,656,337
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEAR ENDED 4/30                                              2004                   2003

INCREASE IN NET ASSETS

OPERATIONS
Net investment income                                           $6,614,632             $4,836,262
-------------------------------------------------------------------------------------------------
Net realized loss on investments                                (1,088,212)               (72,430)
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (2,870,083)             5,460,086
----------------------------------------------------------     -----------           ------------
Increase in net assets from operations                          $2,656,337            $10,223,918
----------------------------------------------------------     -----------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------
  Class A                                                      $(4,731,919)           $(3,777,760)
-------------------------------------------------------------------------------------------------
  Class B                                                         (831,599)              (584,022)
-------------------------------------------------------------------------------------------------
  Class C                                                       (1,078,133)              (711,199)
----------------------------------------------------------     -----------           ------------
Total distributions declared to shareholders                   $(6,641,651)           $(5,072,981)
----------------------------------------------------------     -----------           ------------
Net increase in net assets from fund
share transactions                                             $17,663,345           $128,277,751
----------------------------------------------------------     -----------           ------------
Total increase in net assets                                   $13,678,031           $133,428,688
----------------------------------------------------------     -----------           ------------

NET ASSETS

At beginning of period                                        $255,142,434           $121,713,746
-------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $460,927 and $431,417,
respectively)                                                 $268,820,465           $255,142,434
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEAR ENDED 4/30
CLASS A                                              2004              2003              2002             2001            2000
Net asset value, beginning of period                $7.94             $7.69             $7.57            $7.35           $7.62
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.22             $0.23             $0.26            $0.31           $0.30
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.11)             0.26              0.14             0.22           (0.27)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.11             $0.49             $0.40            $0.53           $0.03
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.22)           $(0.24)           $(0.26)          $(0.31)         $(0.30)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.02)           (0.00)+            --
----------------------------------------------     ------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.22)           $(0.24)           $(0.28)          $(0.31)         $(0.30)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $7.83             $7.94             $7.69            $7.57           $7.35
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)(+)                                  1.35              6.43              5.41             7.39            0.38
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.71              0.74              0.85             0.88            0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          2.73              2.90              3.45             4.14            3.99
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     18                12                15               27              60
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $171,824          $165,598           $87,222          $48,057         $42,277
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                               $0.21             $0.22             $0.25            $0.31           $0.30
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           0.82              0.84              1.00             0.96            0.91
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                2.62              2.80              3.30             4.06            3.96
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by $0.01%. Per share ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30

CLASS B                                              2004              2003              2002             2001            2000
Net asset value, beginning of period                $7.93             $7.68             $7.56            $7.34           $7.61
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.15             $0.16             $0.20            $0.25           $0.24
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.10)             0.27              0.15             0.22           (0.27)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.05             $0.43             $0.35            $0.47          $(0.03)
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.16)           $(0.18)           $(0.20)          $(0.25)         $(0.24)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.03)           (0.00)+            --
----------------------------------------------     ------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.16)           $(0.18)           $(0.23)          $(0.25)         $(0.24)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $7.82             $7.93             $7.68            $7.56           $7.34
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)                                     0.58              5.61              4.65             6.55           (0.43)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.50              1.53              1.59             1.68            1.69
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          1.94              2.10              2.70             3.35            3.18
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     18                12                15               27              60
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $41,733           $38,360           $15,104           $7,397          $6,781
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                               $0.15             $0.16             $0.19            $0.25           $0.24
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.61              1.63              1.74             1.76            1.72
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.83              2.00              2.55             3.27            3.15
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by $0.01%. Per share ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS C                                              2004              2003              2002             2001            2000
Net asset value, beginning of period                $7.94             $7.69             $7.58            $7.35           $7.63
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.15             $0.16             $0.19            $0.24           $0.23
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.11)             0.26              0.14             0.24           (0.28)
----------------------------------------------     ------            ------            ------           ------          ------
Total from investment operations                    $0.04             $0.42             $0.33            $0.48          $(0.05)
----------------------------------------------     ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.15)           $(0.17)           $(0.19)          $(0.25)         $(0.23)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.03)           (0.00)+            --
----------------------------------------------     ------            ------            ------           ------          ------
Total distributions declared to
shareholders                                       $(0.15)           $(0.17)           $(0.22)          $(0.25)         $(0.23)
----------------------------------------------     ------            ------            ------           ------          ------
Net asset value, end of period                      $7.83             $7.94             $7.69            $7.58           $7.35
----------------------------------------------     ------            ------            ------           ------          ------
Total return (%)                                     0.49              5.52              4.38             6.62           (0.48)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.56              1.59              1.70             1.73            1.73
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          1.87              2.02              2.52             3.28            3.14
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     18                12                15               27              60
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $55,263           $51,184           $19,388           $4,820          $2,968
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, for periods prior to May 1, 2002, subject to reimbursement by the fund, the adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average net daily assets. To the extent the waiver had not been in place and actual expenses were over this limitation the investment income per share and the ratios would have been:

Net investment income                               $0.14             $0.15             $0.18            $0.24           $0.23
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.67              1.69              1.85             1.81            1.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.76              1.92              2.37             3.20            3.11
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by $0.01%. Per share ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

     + Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non- hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                              4/30/04        4/30/03
        Distributions declared from tax
        exempt income                      $6,641,651     $5,072,981
        ------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income increased by $2,491, accumulated net realized loss on investments decreased by $34,561, and paid-in capital decreased by $32,070 due to differences between book and tax accounting for capital losses and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed  tax-exempt income                    $101,726
        ------------------------------------------------------------
        Capital loss carryforward                         (1,380,248)
        ------------------------------------------------------------
        Post-October capital loss deferral                  (781,690)
        ------------------------------------------------------------
        Unrealized appreciation                            4,982,086
        ------------------------------------------------------------
        Other temporary differences                         (562,569)
        ------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

        EXPIRATION DATE
        April 30, 2005                                     $(42,827)
        -----------------------------------------------------------
        April 30, 2006                                           --
        -----------------------------------------------------------
        April 30, 2007                                           --
        -----------------------------------------------------------
        April 30, 2008                                     (383,520)
        -----------------------------------------------------------
        April 30, 2009                                     (516,819)
        -----------------------------------------------------------
        April 30, 2011                                     (159,222)
        -----------------------------------------------------------
        April 30, 2012                                     (277,860)
        -----------------------------------------------------------
        Total                                           $(1,380,248)
        -----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are due to differences in separate class expenses charged. Class B and shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. From May 1, 2003 to February 29, 2004, MFS reduced the management fee to 0.30% of average daily net assets. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the year ended April 30, 2004 were 0.29% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $747 for retired Independent Trustees for the year ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as the investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $25,382, equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $20,288 for the year ended April 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund respectively.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                          CLASS A        CLASS B        CLASS C

Distribution Fee                            0.10%          0.75%          0.75%
-------------------------------------------------------------------------------
Service Fee                                 0.25%          0.25%          0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                     0.35%          1.00%          1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended April 30, amounted to:

                                          CLASS A        CLASS B        CLASS C

Service Fee Retained by MFD               $10,209            $--           $157
-------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% Class A service fee will become payable on such date as the Trustees of the fund may determine. Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the Class B service fee is currently 0.15% per annum and may be increased to the maximum of 0.25% per annum on such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the year ended April 30, 2004, were as follows:

                                          CLASS A        CLASS B        CLASS C

Effective Annual Percentage Rates           0.15%          0.93%          1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C, shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004, were as follows:
                                            CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed   $89,425      $103,752       $41,488
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $297,731 for shareholder services which equated to 0.11% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $38,497 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $73,055,395 and $ 46,345,415, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          ----------------------------------------------------------
          Aggregate cost                                $260,998,956
          ----------------------------------------------------------
          Gross unrealized appreciation                   $5,066,396
          ----------------------------------------------------------
          Gross unrealized depreciation                     (844,110)
          ----------------------------------------------------------
          Net unrealized appreciation                     $4,222,286
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 4/30/04                  Year ended 4/30/03
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                             13,636,596       $108,295,092       15,047,309       $118,304,622
----------------------------------------------------------------------------------------------------------

Shares issued to shareholders in
reinvestment of distributions              395,601          3,145,637          331,908          2,604,477
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (12,939,790)      (102,662,467)      (5,859,266)       (46,047,614)
----------------------------------------------------------------------------------------------------------
Net increase                             1,092,407         $8,778,262        9,519,951        $74,861,485
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              1,831,931        $14,519,887        3,552,864        $27,869,717
----------------------------------------------------------------------------------------------------------

Shares issued to shareholders in
reinvestment of distributions               50,440            400,440           31,329            245,874
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,380,882)       (10,948,175)        (712,266)        (5,586,480)
----------------------------------------------------------------------------------------------------------
Net increase                               501,489         $3,972,152        2,871,927        $22,529,111
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              3,298,584        $26,245,135        5,034,866        $39,570,129
----------------------------------------------------------------------------------------------------------

Shares issued to shareholders in
reinvestment of distributions               60,549            481,372           41,458            325,583
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,746,117)       (21,813,576)      (1,149,959)        (9,008,557)
----------------------------------------------------------------------------------------------------------
Net increase                               613,016         $4,912,931        3,926,365        $30,887,155
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2004, was $1,338. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swap Agreements

                    NOTIONAL PRINCIPAL                                 CASH FLOWS
                        AMOUNT OF            CASH FLOWS PAID            RECEIVED           UNREALIZED
   EXPIRATION            CONTRACT              BY THE FUND             BY THE FUND        APPRECIATION
------------------------------------------------------------------------------------------------------
     8/25/14            10,000,000            Fixed - 3.629%        Floating - 7 Day
                                                                     BMA Swap Index         $273,516
------------------------------------------------------------------------------------------------------
     6/16/11            12,500,000            Fixed - 2.940%        Floating - 7 Day
                                                                     BMA Swap Index          486,285
------------------------------------------------------------------------------------------------------
                                                                                            $759,801
------------------------------------------------------------------------------------------------------

At April 30, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) CONCENTRATION OF CREDIT RISK

At April 30, 2004, 59.69% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.72% of total investments.

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To The Trustees of MFS Series Trust IX and Shareholders of
MFS Municipal Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (a portfolio of MFS Series Trust IX (the "Trust")) as of April 30, 2004, the related statements of operations, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended April 30, 2004. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Limited Maturity Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       -----------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIANS
Massachusetts Financial Services                      State Street Bank and Trust Company
Company                                               225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                            JP Morgan Chase Bank
                                                      One Chase Manhattan Plaza
DISTRIBUTOR                                           New York, NY 10081
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA                       AUDITORS
02116-3741                                            Deloitte & Touche LLP
                                                      200 Berkeley Street, Boston, MA 02116
PORTFOLIO MANAGERS
Michael L. Dawson
Geoffrey L. Schechter

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For federal income tax purposes, approximately 100% of the total dividends paid by the fund from net investment income during the year ended March 31, 2004, is designated as an exempt-interest dividend.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption shares.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MML-ANN-6/04 18M

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

                                                 MFS(R) INFLATION-ADJUSTED
                                                 BOND FUND
                                                 ------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) INFLATION-ADJUSTED BOND FUND

The fund seeks a total return that exceeds the rate of inflation over the long term.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


TABLE OF CONTENTS
------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------
MANAGEMENT REVIEW                              1
------------------------------------------------
PERFORMANCE SUMMARY                            2
------------------------------------------------
PORTFOLIO OF INVESTMENTS                       4
------------------------------------------------
FINANCIAL STATEMENTS                           5
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 10
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        15
------------------------------------------------
FEDERAL TAX INFORMATION                       16
------------------------------------------------
TRUSTEES AND OFFICERS                         17


-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
   NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

MFS Inflation-Adjusted Bond Fund began investment operations on September 30, 2003, and the reporting period covers the seven months ended April 30, 2004. The fund invests primarily in inflation-adjusted debt securities issued by the U.S. Treasury (also known as Treasury Inflation Protected Securities, or
TIPS). These securities performed relatively well during the period when compared with other segments of the fixed-income market. The bond market in general during the early months of the period was highlighted by a continuation of low interest rates, high bond prices, and solid returns for fixed-income investors. However, the market began to change rapidly toward the end of the period, following a string of strong economic numbers and reports in March and April of rapid improvement in the U.S. employment market. Improving economic indicators and better employment numbers set the stage for rising interest rates and declining prices for fixed-income securities. These conditions were exacerbated late in the period by the expectation that the U.S. Federal Reserve board would raise interest rates sometime in the near future. Together, the improving economic and employment outlook and the expectation of rising interest rates led to declining bond prices and lower returns for bond investors late in the period, erasing many of the gains earned in previous months.

PORTFOLIO POSITIONING

The portfolio invests primarily in inflation adjusted securities, which comprise at least 80% of the portfolio's weighting, and can comprise as much as 100% of the portfolio's weighting. Assets not invested in inflation-adjusted securities are invested in nominal U.S. Treasuries or kept as cash.

PORTFOLIO PERFORMANCE

The portfolio was positioned short on duration early in the period, as we anticipated that rates would soon rise off their near-historic lows. However, rates remained low throughout late 2003 and into early 2004, which led to a continuation of a rally that drove up the prices of U.S. Treasuries. This proved to be the primary detractor from performance relative to our benchmark, the Lehman Brothers U.S. TIPS Index.

    Respectfully,

/s/ Mark Dow                            /s/ Erik Weisman

    Mark Dow                                Erik Weisman
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

Currently, the fund offers Class A and Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS INFLATION-ADJUSTED BOND FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004. Index information is from October 1, 2003.)

                 MFS Inflation-Adjusted    Lehman Brothers
                  Bond Fund - Class A      U.S. TIPS Index

        9/03           $9,525                 $10,000
        4/04            9,556                  10,167

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                          Class
     Share class      inception date                              Life*
--------------------------------------------------------------------------
          A             9/30/2003                                    0.33%
--------------------------------------------------------------------------
          I             9/30/2003                                    0.33%
--------------------------------------------------------------------------

-----------------------
Average Annual
-----------------------

Comparative benchmarks
--------------------------------------------------------------------------
Average intermediate U.S. Treasury
fund+                                                                1.45%
--------------------------------------------------------------------------
Lehman Brothers U.S.
TIPS Index#                                                          1.67%
--------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

     Share class                                                     Life*
--------------------------------------------------------------------------
        A                                                           -4.44%
--------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

--------------------------------------------------------------------------
        A                                                            0.33%
--------------------------------------------------------------------------
        I                                                            0.33%
--------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004. Index information is from October 1, 2003.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS U.S. TIPS INDEX - measures inflation-protection securities issued by the U.S. Treasury.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class I shares have no sales charges and are available only to certain investors.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

When interest rates rise, the price of inflation-adjusted debt securities tend to decrease. Interest payments on inflation-adjusted debt securities can be unpredictable.

Investments in securities involve risks relating to interest rates, currency exchange rates, market conditions and the economic and political conditions of the countries where investments are made.

Because the portfolio may invest a substantial amount of its assets in a single issuer, or small number of issuers, it may be more volatile than a portfolio that is more diversified.

The portfolio may invest in derivative securities which may include futures and options. These types of hedging instruments can increase price fluctuation.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Bonds - 93.5%
-------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL AMOUNT
ISSUER                                                                  (000 Omitted)           $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 84.9%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.25%, 2010                                                    $167       $192,317
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                    398        475,352
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                    217        243,147
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                      163        181,113
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                        152        164,518
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                         57         57,022
-------------------------------------------------------------------------------------------------------
                                                                                             $1,313,469
-------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 8.6%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%, 2029                                                   $121       $133,601
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,472,212)                                              $1,447,070
-------------------------------------------------------------------------------------------------------

Repurchase Agreements - 5.8%
-------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 4/30/04, due 5/03/04, total to
be received $89,008 (secured by U.S. Treasury & Federal
Agency obligations in a jointly traded account),
at Cost                                                                              $89        $89,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,561,212)                                              $1,536,070
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                            11,077
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,547,147
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $1,561,212)                               $1,536,070
----------------------------------------------------------------------------------------------------------
Cash                                                                                   4,906
----------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                            3
----------------------------------------------------------------------------------------------------------
Interest receivable                                                                   10,091
----------------------------------------------------------------------------------------------------------
Total assets                                                                                    $1,551,070
----------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                 $3,902
----------------------------------------------------------------------------------------------------------
Payable to affiliates
----------------------------------------------------------------------------------------------------------
  Management fee                                                                          15
----------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                        6
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   $3,923
----------------------------------------------------------------------------------------------------------
Net assets                                                                                      $1,547,147
----------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                   $1,571,714
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                                               (25,142)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (5,077)
----------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                        5,652
----------------------------------------------------------------------------------------------------------
Net assets                                                                                      $1,547,147
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                          157,091
----------------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                                        $502,698
----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                  51,046
----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $9.85
----------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.85)                                                        $10.34
----------------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                                      $1,044,449
----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                                 106,045
----------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                    $9.85
----------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

PERIOD ENDED 4/30/04*

NET INVESTMENT INCOME

Interest income                                                                                    $26,066
----------------------------------------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------------------------------------
  Management fee                                                                      $4,025
----------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                            931
----------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                               1,022
----------------------------------------------------------------------------------------------------------
  Administrative fee                                                                      79
----------------------------------------------------------------------------------------------------------
  Custodian fee                                                                          752
----------------------------------------------------------------------------------------------------------
  Printing                                                                            11,391
----------------------------------------------------------------------------------------------------------
  Postage                                                                                217
----------------------------------------------------------------------------------------------------------
  Auditing fees                                                                       14,500
----------------------------------------------------------------------------------------------------------
  Legal fees                                                                           2,285
----------------------------------------------------------------------------------------------------------
  Registration fees                                                                    2,557
----------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                        2,414
----------------------------------------------------------------------------------------------------------
Total expenses                                                                                     $40,173
----------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (36)
----------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor                        (36,106)
----------------------------------------------------------------------------------------------------------
Net expenses                                                                                        $4,031
----------------------------------------------------------------------------------------------------------
Net investment income                                                                              $22,035
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis) on investment transactions                                    $3,217
----------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                                  $(25,142)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                   $(21,925)
----------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                $110
----------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2003, through
  April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

PERIOD ENDED 4/30/04*

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                                                $22,035
----------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                       3,217
----------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                   (25,142)
----------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                                $110
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
----------------------------------------------------------------------------------------------------------
  Class A                                                                            $(9,271)
----------------------------------------------------------------------------------------------------------
  Class I                                                                            (15,406)
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                      $(24,677)
----------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                                         $1,571,714
----------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                    $1,547,147
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                                 $--
----------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of $5,652)          $1,547,147
----------------------------------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2003, through
  April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accountant, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                                                           PERIOD ENDED
                                                                                                                    4/30/04*
Net asset value, beginning of period                                                                                $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                                                           $0.16
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                                                                    (0.13)
----------------------------------------------------------------------------------------------------------------    ------
Total from investment operations                                                                                     $0.03
----------------------------------------------------------------------------------------------------------------    ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                                                        $(0.18)
----------------------------------------------------------------------------------------------------------------    ------
Net asset value, end of period                                                                                       $9.85
----------------------------------------------------------------------------------------------------------------    ------
Total return (%)(+)                                                                                                   0.33++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                                                            0.50+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 2.72+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                     141
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                                             $503
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and the distributor contractually waived a portion of their fees for certain of the periods indicated.
    To the extent actual expenses were over this limitation, and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                                 $(0.12)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                            5.20+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                  (1.98)+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                                                  PERIOD ENDED
CLASS I                                                                                                             4/30/04*
Net asset value, beginning of period                                                                                $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                                                           $0.16
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                                                                    (0.13)
----------------------------------------------------------------------------------------------------------------    ------
Total from investment operations                                                                                     $0.03
----------------------------------------------------------------------------------------------------------------    ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                                                        $(0.18)
----------------------------------------------------------------------------------------------------------------    ------
Net asset value, end of period                                                                                       $9.85
----------------------------------------------------------------------------------------------------------------    ------
Total return (%)                                                                                                      0.33++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                                                            0.50+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 2.74+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                     141
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                                           $1,044
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying
    MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and the distributor contractually waived a portion of their fees for certain of the periods indicated. To the extent actual expenses were over this limitation, and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                                 $(0.10)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                            4.86+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                  (1.61)+
------------------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended April 30 2004, is shown as a reduction of total expenses on the Statement of Operations.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities.

The tax character of distributions declared for the period ended April 30, 2004 was as follows:

                                                       4/30/04

                Distributions declared from:
                ----------------------------------------------
                  Ordinary income                      $24,677
                ----------------------------------------------

During the period ended April 30, 2004, accumulated undistributed net investment income increased by $8,294, and accumulated net realized loss on investments increased by $8,294 due to differences between book and tax accounting for amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Undistributed ordinary income          $10,832
                ----------------------------------------------
                Unrealized depreciation                (31,497)
                ----------------------------------------------
                Other temporary differences             (3,902)
                ----------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled and estimated shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the period ended April 30, 2004 were 0.35% of average daily net assets on an annualized basis.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Class A and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At April 30, 2004, aggregate unreimbursed expenses amounted to $33,881.

The fund pays compensation to its Independent Trustees ("Trustees") in the form of both a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                    First $2 billion               0.0175%
                    --------------------------------------
                    Next $2.5 billion              0.0130%
                    --------------------------------------
                    Next $2.5 billion              0.0005%
                    --------------------------------------
                    In excess of $7 billion        0.0000%
                    --------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                    First $2 billion              0.01120%
                    --------------------------------------
                    Next $2.5 billion             0.00832%
                    --------------------------------------
                    Next $2.5 billion             0.00032%
                    --------------------------------------
                    In excess of $7 billion        0.0000%
                    --------------------------------------

For the period ended April 30, 2004, the fund paid MFS $79, equivalent to 0.0098% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the period ended April 30, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. There were no contingent deferred sales charges imposed during the period ended April 30, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFS Service Center, Inc. (MFSC), a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average daily net assets. For the period ended April 30, 2004, the fund paid MFSC a fee of $870 for shareholder services which equated to 0.108% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $12 for the period ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                        $3,186,580        $1,719,975
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                      $1,567,567
                ----------------------------------------------
                Gross unrealized depreciation         $(31,497)
                ----------------------------------------------
                Gross unrealized appreciation               --
                ----------------------------------------------
                Net unrealized depreciation           $(31,497)
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                       Period ended 4/30/04*
                                                      SHARES         AMOUNT

CLASS A SHARES

Shares sold                                             50,246        $502,500
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                              800           8,038
-------------------------------------------------------------------------------
Net increase                                            51,046        $510,538
-------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                            109,499      $1,095,696
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                            1,268          12,775
-------------------------------------------------------------------------------
Shares reacquired                                       (4,722)        (47,295)
-------------------------------------------------------------------------------
Net increase                                           106,045      $1,061,176
-------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, September 30, 2003 through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. There was no commitment fee allocated to the fund for the period ended April 30, 2004. The fund had no borrowings during the period.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and Shareholders of MFS Inflation-Adjusted Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Inflation-Adjusted Bond Fund (a portfolio of MFS Series Trust IX (the "Trust")) as of April 30, 2004, and the related statements of operations, the statement of changes in net assets, and the financial highlights from the commencement of operations, September 30, 2003, through the period ended April 30, 2004. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Inflation-Adjusted Bond Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights from the commencement of operations, September 30, 2003, through the period ended April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)
-------------------------------------------------------------------------------

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years.
(Their titles may have varied during that period.) The business address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                                    POSITION(s) HELD        TRUSTEE/OFFICER       PRINCIPAL OCCUPATIONS & OTHER DIRECTORSHIPS(2)
NAME, DATE OF BIRTH                    WITH FUND               SINCE(1)                     DURING THE PAST FIVE YEARS
-------------------                 ----------------        ---------------       ----------------------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                Trustee and President   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

Robert J. Manning(3)             Trustee and President   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

Kevin R. Parke(3)                Trustee                 January 2002 until     Massachusetts Financial Services Company,
(born 12/14/59)                                          February 2004          President, Chief Investment Officer and Director
                                                                                (until February 2004)

Robert C. Pozen(3)               Trustee                 February 2004          Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                                 (since February 2004); Harvard Law School
                                                                                (education), John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic Affairs, The
                                                                                Commonwealth of Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments, Vice Chairman
                                                                                (June 2000 to December 2001); Fidelity Management &
                                                                                Research Company (investment adviser), President
                                                                                (March 1997 to July 2001); The Bank of New York
                                                                                (financial services), Director; Bell Canada
                                                                                Enterprises (telecommunications), Director; Telesat
                                                                                (satellite communications), Director

Jeffrey L. Shames(3)             Trustee                 October 1993 until     Massachusetts Financial Services Company, Chairman
(born 06/02/55)                                          February 2004          (until February 2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                   Chairman                February 1992          Private investor; KeySpan Corporation (energy
(born 05/01/36)                                                                 related services), Director; Eastern Enterprises
                                                                                (diversified services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.           Trustee                 August 1993            Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                                 Surgery; Harvard Medical School, Professor of
                                                                                Surgery

David H. Gunning                 Trustee                 January 2004           Cleveland-Cliffs, Inc. (mining products and service
(born 05/30/42)                                                                 provider), Vice Chairman/Director (since April
                                                                                2001); Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April 2001); Lincoln
                                                                                Electric Holdings, Inc. (welding equipment
                                                                                manufacturer), Director; Southwest Gas Corporation
                                                                                (natural gas distribution company), Director

William R. Gutow                 Trustee                 December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                 Capitol Entertainment Management Company (video
                                                                                franchise), Vice Chairman

Amy B. Lane                      Trustee                 January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                 Director, Investment Banking Group (1997 to
                                                                                February 2001); Borders Group, Inc. (book and music
                                                                                retailer), Director; Federal Realty Investment
                                                                                Trust (real estate investment trust), Trustee

Lawrence T. Perera               Trustee                 July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                Trustee                 August 1982            Private investor; Harvard University Graduate
(born 04/10/35)                                                                 School of Business Administration, Class of 1961
                                                                                Adjunct Professor in Entrepreneurship Emeritus; CBL
                                                                                & Associates Properties, Inc. (real estate
                                                                                investment trust), Director

J. Dale Sherratt                 Trustee                 August 1993            Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                                 specialists), President; Wellfleet Investments
                                                                                (investor in health care companies), Managing
                                                                                General Partner (since 1993); Cambridge
                                                                                Nutraceuticals (professional nutritional products),
                                                                                Chief Executive Officer (until May 2001)

Elaine R. Smith                  Trustee                 February 1992          Independent health care industry consultant
(born 04/25/46)

Ward Smith                       Trustee                 October 1992           Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)             President and Trustee   February 2004          Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                                 Executive Officer, President, Chief Investment
                                                                                Officer and Director

John W. Ballen(3)                President and Trustee   August 2001 until      Massachusetts Financial Services Company, Chief
(born 09/12/59)                                          February 2004          Executive Officer and Director (until February
                                                                                2004)

James R. Bordewick, Jr.(3)       Assistant Secretary     September 1990         Massachusetts Financial Services Company, Senior
(born 03/06/59)                  and Assistant Clerk                            Vice President and Associate General Counsel

Stephen E. Cavan(3)              Secretary and Clerk     December 1989 until    Massachusetts Financial Services Company, Senior
(born 11/06/53)                                          March 2004             Vice President, General Counsel and Secretary
                                                                                (until March 2004)

Stephanie A. DeSisto(3)          Assistant Treasurer     May 2003               Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                                 President (since April 2003); Brown Brothers
                                                                                Harriman & Co., Senior Vice President (November
                                                                                2002 to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice President (prior
                                                                                to November 2002)

Robert R. Flaherty(3)            Assistant Treasurer     August 2000            Massachusetts Financial Services Company, Vice
(born 09/18/63)                                                                 President (since August 2000); UAM Fund Services,
                                                                                Senior Vice President (prior to August 2000)

Richard M. Hisey(3)              Treasurer               August 2002            Massachusetts Financial Services Company, Senior
(born 08/29/58)                                                                 Vice President (since July 2002); The Bank of New
                                                                                York, Senior Vice President (September 2000 to July
                                                                                2002); Lexington Global Asset Managers, Inc.,
                                                                                Executive Vice President and Chief Financial
                                                                                Officer (prior to September 2000); Lexington Funds,
                                                                                Chief Financial Officer (prior to September 2000)

Ellen Moynihan(3)                Assistant Treasurer     April 1997             Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President

James O. Yost(3)                 Assistant Treasurer     September 1990         Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street,
    Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each
Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIAN
Massachusetts Financial Services Company            State Street Bank and Trust Company
500 Boylston Street, Boston, MA                     225 Franklin Street, Boston, MA
02116-3741                                          02110

DISTRIBUTOR                                         AUDITORS
MFS Fund Distributors, Inc.                         Deloitte & Touche LLP
500 Boylston Street, Boston, MA                     200 Berkeley Street, Boston, MA
02116-3741                                          02116

PORTFOLIO MANAGERS
Mark Dow
Erik Weisman

A general description of the MFS Funds proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov

MFS(R) INFLATION-ADJUSTED BOND FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                          IAB-ANN 6/04

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

MFS(R) BOND FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) BOND FUND

The fund seeks as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                               10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          14
----------------------------------------------------
FINANCIAL STATEMENTS                              26
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     40
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            53
----------------------------------------------------
TRUSTEES AND OFFICERS                             54
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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       58
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FEDERAL TAX INFORMATION                           59
----------------------------------------------------
CONTACT INFORMATION                               60
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ASSET ALLOCATION                                  61

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the one-year period ended April 30, 2004, long-term U.S. Treasury bond yields rose modestly, from 3.84% to 4.50%. The path upward, however, was marked by significant volatility in the overall bond market.

In early 2003 and into the first half of the period, we saw a confluence of factors that were generally positive for bond prices. Geopolitical uncertainty, the hangover from corporate scandals in 2002, and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that an economic recovery was finally at hand. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down again. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience accelerating job growth, and the bond market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that rates were indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated classes of bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher- yielding corporate debt. This caused spreads - the differences between corporate yields and Treasury yields - to tighten (decrease) over the period. High-yield corporate debt outperformed high-grade corporate debt, which in turn outperformed Treasuries. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and Treasuries. (The principal value and interest on Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

              PORTFOLIO CONCENTRATION 4/30/04
              QUALITY RATINGS

              "AAA"                     11.3%
              "AA"                       5.1%
              "A"                       17.5%
              "BBB"                     40.2%
              "BB"                      10.2%
              "B"                        2.6%
              Govts                     13.1%

              The portfolio is actively managed, and current holdings may be different.
              Percentages based on assets on 4/30/04.

CONTRIBUTORS TO PERFORMANCE

In the area of credit quality, relative performance was helped by the fund's overweighting in lower-quality debt relative to its benchmark, the Lehman Brothers Government/Credit Index (the Lehman Index). During a period when spreads were tightening, lower-rated bonds outperformed, and the fund's overweighting in "BBB"- and "BB"-rated debt securities helped relative returns.

One area of strength was our position in "BB"-rated securities. These noninvestment-grade bonds are one level below investment-grade territory ("BBB" is the lowest investment-grade rating) and are often referred to as "crossover" bonds. Our research strives to uncover "BB"-rated bonds that we believe have a strong probability of crossing over to an investment-grade rating. Such an upgrade increases the number of potential buyers for a bond and thus generally increases its price.

Specific industry and security selection was another key area of strength. Some of the worst-performing segments of the market in 2002 were among the strongest beneficiaries of the improving economy over the period. More specifically, the fund's holdings in three areas - industrials, telecommunications, and utilities
- did particularly well, relative to our benchmark. In the industrials area, securities of U.S. auto company, Ford delivered strong performance as strong sales and lower cost structures led to improved profitability. Our position in conglomerate Tyco International also performed well as new management improved the company's free cash flow.

In the telecommunications area, the key event of the period was the acquisition of AT&T Wireless by Cingular, the wireless carrier that is a joint venture of SBC Communications and Bell South. As of period-end, the acquisition had been announced but not yet completed. In the bidding war that preceded the deal, valuations were driven up across the wireless industry. For the period as a whole, our positions in Sprint, AT&T Wireless, and Deutsche Telecom helped relative returns.

The fund's utilities holdings, as a group, also performed well relative to the Lehman Index. And in the cable industry, our Comcast position, composed of former TCI Communications bonds, was a strong contributor to results.

DETRACTORS FROM PERFORMANCE

Although not all of the fund's investments performed as well as those described above, this was a period in which the market environment was particularly favorable for the asset class - corporate debt - in which we were overweighted. That situation contrasted with the environment in some earlier periods, during which our corporate holdings struggled under the weight of a sluggish economy.

In the telecommunications area, our position in Citizens Communications detracted from relative performance. The firm provides wireline phone service to rural areas and small- to medium-sized cities and towns. Although we believe the company's operating results were generally in line with market expectations over the period, Citizens bonds fell in value when it became apparent that the company might be taken private in a leveraged buyout. A leveraged buyout is usually bad for bond holders because a company's debt load increases dramatically, and the value of existing debt often declines on concerns about the firm's ability to carry a heavier debt load.

    Respectfully,

/s/ William J. Adams

    William J. Adams
    Portfolio Manager

Note to investors: Effective November 30, 2003, the Lehman Brothers Government/Credit Index became the sole benchmark of the fund. Previously, the Lehman Brothers Government/Credit Index and the Lipper Corporate Debt Funds BBB-Rated Index had both been benchmarks of the portfolio.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 4/30/04)

                                    Lehman Brothers    Lipper Corporate
                      MFS Bond        Government/        Debt Funds
                   Fund - Class A    Credit Index      BBB-Rated Index

          4/94       $ 9,525           $10,000           $10,000
          4/96        11,156            11,617            11,690
          4/98        13,541            13,801            14,114
          4/00        13,765            14,808            14,567
          4/02        16,142            17,842            16,983
          4/04        19,065            20,421            19,715

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr      5-yr      10-yr
------------------------------------------------------------------------------
        A              5/8/1974           4.67%     7.91%     6.41%      7.19%
------------------------------------------------------------------------------
        B              9/7/1993           3.94%     7.16%     5.67%      6.42%
------------------------------------------------------------------------------
        C              1/3/1994           4.02%     7.19%     5.68%      6.44%
------------------------------------------------------------------------------
        I              1/2/1997           5.06%     8.24%     6.73%      7.44%
------------------------------------------------------------------------------
       R1             12/31/2002          4.46%     7.81%     6.35%      7.16%
------------------------------------------------------------------------------
       R2             10/31/2003          4.07%     7.21%     5.70%      6.43%
------------------------------------------------------------------------------
      529A             7/31/2002          4.44%     7.78%     6.33%      7.15%
------------------------------------------------------------------------------
      529B             7/31/2002          3.68%     6.98%     5.56%      6.36%
------------------------------------------------------------------------------
      529C             7/31/2002          3.68%     7.01%     5.57%      6.38%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks

------------------------------------------------------------------------------
Average Corporate Debt "BBB"-Rate
Fund+                                     3.81%     6.74%     6.03%      7.04%
------------------------------------------------------------------------------
Lehman Brothers Government/Credit
Index#                                    1.80%     7.15%     6.84%      7.40%
------------------------------------------------------------------------------
Lipper Corporate Debt Funds BBB-
Rated Index                               4.80%     7.10%     6.03%      7.02%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

-----------------------
Average annual
with sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr      5-yr      10-yr
------------------------------------------------------------------------------
        A                                -0.30%     6.17%     5.38%      6.67%
------------------------------------------------------------------------------
        B                                -0.03%     6.28%     5.35%      6.42%
------------------------------------------------------------------------------
        C                                 3.02%     7.19%     5.68%      6.44%
------------------------------------------------------------------------------
      529A                               -0.52%     6.04%     5.30%      6.63%
------------------------------------------------------------------------------
      529B                               -0.29%     6.10%     5.24%      6.36%
------------------------------------------------------------------------------
      529C                                2.69%     7.01%     5.57%      6.38%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

   Share class
------------------------------------------------------------------------------
        A                                 4.67%    25.66%    36.41%    100.16%
------------------------------------------------------------------------------
        B                                 3.94%    23.06%    31.76%     86.27%
------------------------------------------------------------------------------
        C                                 4.02%    23.17%    31.79%     86.60%
------------------------------------------------------------------------------
        I                                 5.06%    26.80%    38.48%    104.95%
------------------------------------------------------------------------------
       R1                                 4.46%    25.32%    36.05%     99.63%
------------------------------------------------------------------------------
       R2                                 4.07%    23.21%    31.92%     86.51%
------------------------------------------------------------------------------
      529A                                4.44%    25.20%    35.91%     99.43%
------------------------------------------------------------------------------
      529B                                3.68%    22.43%    31.09%     85.33%
------------------------------------------------------------------------------
      529C                                3.68%    22.54%    31.12%     85.65%
------------------------------------------------------------------------------

INDEX DEFINITIONS

LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX - measures the performance of all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX - measures the performance of investment-grade bond funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for the periods prior to their offering. Performance for 529C shares includes the performance of the fund's Class C shares for the periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.3%
-----------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Bonds - 85.7%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
-----------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                      $5,140         $5,883,141
-----------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                       4,134          4,630,080
-----------------------------------------------------------------------------------------------
                                                                                    $10,513,221
-----------------------------------------------------------------------------------------------
Aerospace - 0.5%
-----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                              $7,006         $7,465,580
-----------------------------------------------------------------------------------------------

Airlines - 1.0%
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                              $1,097         $1,061,337
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                               2,764          2,778,996
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                               7,661          7,462,611
-----------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                    3,777          3,688,784
-----------------------------------------------------------------------------------------------
Jet Equipment Trust, 11.44%, 2014##                                    3,500             17,500
-----------------------------------------------------------------------------------------------
                                                                                    $15,009,228
-----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.0%
-----------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019                            $1,482             $7,408
-----------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                        4,595          4,995,447
-----------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                            1,165          1,132,527
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                              2,605          2,624,672
-----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                       4,668          4,977,792
-----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                            4,350          4,276,174
-----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                 4,040          3,930,927
-----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                       3,966          4,239,790
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.1831%, 2008^^                 85,114          3,552,622
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013                      4,362          3,862,118
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                      7,385          7,951,747
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                      5,200          5,830,891
-----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.8613%, 2032                           1,390          1,576,790
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                6,525          7,018,652
-----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                             4,240          4,123,400
-----------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                             6,770          6,720,714
-----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1743%, 2023                             21,445          3,976,106
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2014                                                               3,028          3,141,522
-----------------------------------------------------------------------------------------------
Fortress CBO Investments I Ltd., 1.75%, 2038                           4,095          4,098,839
-----------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.9%, 2038                           4,325          4,324,324
-----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                 4,140          3,724,507
-----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8984%, 2034##             3,065          3,238,514
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                              4,670          4,704,622
-----------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust, 1.1603%, 2028^^                 57,599          1,867,608
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.78%, 2031                                                            3,960          4,393,182
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                            6,477          6,901,933
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.7384%, 2010                          7,510          7,898,039
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                           5,033          5,419,160
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.8165%, 2030##^^                    164,546          4,401,009
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.48%, 2030                            4,287          4,688,036
-----------------------------------------------------------------------------------------------
Morgan Stanley DW Capital I, Inc., 5.72%, 2032                         6,146          6,514,433
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.01%, 2030                        1,831          1,912,918
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.074%, 2031^^                        75,021          2,197,055
-----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                          3,484          3,520,319
-----------------------------------------------------------------------------------------------
TIAA Real Estate CDO, Ltd., 7.17%, 2032##                              3,840          4,132,580
-----------------------------------------------------------------------------------------------
                                                                                   $147,876,377
-----------------------------------------------------------------------------------------------
Automotive - 6.1%
-----------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, 7.2%, 2009                    $4,957         $5,451,411
-----------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                   3,235          3,817,300
-----------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                     2,505          2,617,725
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                    9,315          9,859,704
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                   13,095         14,386,403
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                        6,957          7,154,788
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                          10,837         11,475,353
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                           3,427          3,683,878
-----------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                    16,866         18,240,866
-----------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                4,799          5,050,948
-----------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                4,225          4,853,469
-----------------------------------------------------------------------------------------------
TRW Automotive Acquisition Corp., 9.375%, 2013                         3,418          3,913,610
-----------------------------------------------------------------------------------------------
                                                                                    $90,505,455
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.4%
-----------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                          $4,214         $5,381,447
-----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                      8,135          9,354,388
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                           4,636          5,294,947
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                          8,144          8,545,296
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125%, 2011                     8,660          9,267,360
-----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                   13,287         15,322,595
-----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                               7,630          7,694,924
-----------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                     6,325          6,244,344
-----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                 14,027         15,732,669
-----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
9.2%, 2049##                                                           8,744         10,676,337
-----------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                           7,753          7,491,856
-----------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                           7,936          8,530,478
-----------------------------------------------------------------------------------------------
                                                                                   $109,536,641
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.4%
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                      $5,024         $5,350,560
-----------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75%, 2010                                  5,981          6,845,069
-----------------------------------------------------------------------------------------------
TCI Communication Financing III, 9.65%, 2027                          16,336         19,301,572
-----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                   3,539          4,517,912
-----------------------------------------------------------------------------------------------
                                                                                    $36,015,113
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.2%
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                           $8,405         $9,586,516
-----------------------------------------------------------------------------------------------
Morgan Stanley DW, Inc., 6.6%, 2012                                    7,094          7,808,401
-----------------------------------------------------------------------------------------------
                                                                                    $17,394,917
-----------------------------------------------------------------------------------------------
Building - 1.1%
-----------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                            $6,465         $7,079,175
-----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                          4,685          4,673,288
-----------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                   4,195          4,670,327
-----------------------------------------------------------------------------------------------
                                                                                    $16,422,790
-----------------------------------------------------------------------------------------------
Chemicals - 0.7%
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                            $4,002         $4,173,478
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                          3,106          3,301,749
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                         3,290          3,525,636
-----------------------------------------------------------------------------------------------
                                                                                    $11,000,863
-----------------------------------------------------------------------------------------------
Conglomerates - 1.0%
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                            $1,244         $1,426,283
-----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                            12,224         13,182,814
-----------------------------------------------------------------------------------------------
                                                                                    $14,609,097
-----------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
-----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                           $3,923         $4,250,908
-----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                             4,595          4,953,263
-----------------------------------------------------------------------------------------------
                                                                                     $9,204,171
-----------------------------------------------------------------------------------------------
Containers - 0.2%
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     $3,230         $3,334,975
-----------------------------------------------------------------------------------------------

Defense Electronics - 1.1%
-----------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                     $8,035         $9,348,040
-----------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                               5,650          6,668,062
-----------------------------------------------------------------------------------------------
                                                                                    $16,016,102
-----------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                               $4,115         $4,505,925
-----------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                             4,920          5,387,400
-----------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                                4,555          4,945,755
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                       3,772          3,987,962
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                        7,186          8,057,784
-----------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25%, 2013                                          5,574          5,938,947
-----------------------------------------------------------------------------------------------
                                                                                    $32,823,773
-----------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
-----------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                        $5,041         $5,136,497
-----------------------------------------------------------------------------------------------

Entertainment - 2.2%
-----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 7.75%, 2024                                $6,693         $7,659,964
-----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 8.5%, 2025                                  5,388          6,514,065
-----------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                        6,649          8,202,120
-----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                           3,960          4,226,991
-----------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                          4,962          5,372,814
-----------------------------------------------------------------------------------------------
                                                                                    $31,975,954
-----------------------------------------------------------------------------------------------
Financial Institutions - 1.1%
-----------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                         $2,953         $3,140,409
-----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                          3,474          3,442,588
-----------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                   2,384          2,639,503
-----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                    7,049          7,003,633
-----------------------------------------------------------------------------------------------
                                                                                    $16,226,133
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375%, 2035                                           $2,270         $2,335,530
-----------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                         4,409          5,130,387
-----------------------------------------------------------------------------------------------
                                                                                     $7,465,917
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
-----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                       $12,139        $12,176,036
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                            $6,189         $6,829,097
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                           4,102          4,625,005
-----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                 3,775          4,114,750
-----------------------------------------------------------------------------------------------
                                                                                    $15,568,852
-----------------------------------------------------------------------------------------------
Insurance - 0.4%
-----------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                               $4,623         $5,168,116
-----------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.7%
-----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                $3,670         $3,691,202
-----------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                             4,145          4,243,423
-----------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                              2,351          2,674,697
-----------------------------------------------------------------------------------------------
                                                                                    $10,609,322
-----------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                       $4,675         $4,989,805
-----------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                          2,595          2,906,400
-----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                           5,246          5,592,834
-----------------------------------------------------------------------------------------------
                                                                                    $13,489,039
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                $5,802         $6,657,447
-----------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                5,897          6,510,577
-----------------------------------------------------------------------------------------------
                                                                                    $13,168,024
-----------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                       $5,009         $6,040,939
-----------------------------------------------------------------------------------------------

Mortgage Backed - 6.8%
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2033                                          $17,156        $17,817,766
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2099                                         20,099         20,297,830
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                16,858         16,614,888
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                          8,211          8,785,241
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                20,475         21,315,549
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                  12,291         11,917,178
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                            158            170,271
-----------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                 4,095          4,281,228
-----------------------------------------------------------------------------------------------
                                                                                   $101,199,951
-----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                      $6,995         $7,888,604
-----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.7%
-----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                          $6,187         $6,780,191
-----------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                        3,345          3,669,823
-----------------------------------------------------------------------------------------------
                                                                                    $10,450,014
-----------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                           $4,215         $4,552,200
-----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                            7,872          8,044,806
-----------------------------------------------------------------------------------------------
                                                                                    $12,597,006
-----------------------------------------------------------------------------------------------
Oils - 0.4%
-----------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                       $5,791         $6,508,065
-----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.3%
-----------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875%, 2010                                     $4,121         $4,280,141
-----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.3%
-----------------------------------------------------------------------------------------------
Wyeth, 6.5%, 2034                                                     $4,213         $4,189,963
-----------------------------------------------------------------------------------------------

Pollution Control - 1.2%
-----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                        $6,400         $6,880,000
-----------------------------------------------------------------------------------------------
Waste Management, Inc., 6.5%, 2008                                     4,515          4,921,598
-----------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                     5,386          5,721,758
-----------------------------------------------------------------------------------------------
                                                                                    $17,523,356
-----------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                               $3,410         $3,810,013
-----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013##                                     4,235          4,637,325
-----------------------------------------------------------------------------------------------
                                                                                     $8,447,338
-----------------------------------------------------------------------------------------------
Railroads - 0.4%
-----------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                      $5,585         $5,700,459
-----------------------------------------------------------------------------------------------

Real Estate - 2.4%
-----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                          $4,476         $4,943,147
-----------------------------------------------------------------------------------------------
EOP Operating Ltd. Partnership, 6.625%, 2005                           6,569          6,800,695
-----------------------------------------------------------------------------------------------
EOP Operating Ltd. Partnership, 8.375%, 2006                           4,920          5,403,528
-----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                  6,890          7,535,738
-----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                   4,283          4,586,827
-----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                     6,252          6,674,729
-----------------------------------------------------------------------------------------------
                                                                                    $35,944,664
-----------------------------------------------------------------------------------------------
Restaurants - 0.5%
-----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                       $5,642         $6,877,824
-----------------------------------------------------------------------------------------------

Retailers - 0.8%
-----------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                    $4,765         $5,420,188
-----------------------------------------------------------------------------------------------
Gap, Inc., 10.55%, 2008                                                5,050          6,211,500
-----------------------------------------------------------------------------------------------
                                                                                    $11,631,688
-----------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                $5,052         $5,690,487
-----------------------------------------------------------------------------------------------

Supranational - 0.2%
-----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                           $2,747         $3,018,277
-----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.6%
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                 $9,522         $9,347,195
-----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                    12,539         12,310,050
-----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                   3,188          3,396,422
-----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                    1,746          1,908,790
-----------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                   8,135          8,897,754
-----------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                   3,020          3,254,690
-----------------------------------------------------------------------------------------------
                                                                                    $39,114,901
-----------------------------------------------------------------------------------------------
Tobacco - 0.9%
-----------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                          $5,021         $5,344,829
-----------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      7,722          7,741,305
-----------------------------------------------------------------------------------------------
                                                                                    $13,086,134
-----------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-----------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                              $5,930         $7,589,623
-----------------------------------------------------------------------------------------------

U.S. Government Agencies - 4.6%
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                             $14,660        $15,301,771
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                  20,365         22,110,525
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                              12,046         13,117,901
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                2,542          2,563,261
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                             8,418          8,290,195
-----------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                             6,641          6,418,942
-----------------------------------------------------------------------------------------------
                                                                                    $67,802,595
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.7%
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                     $3,151         $4,581,012
-----------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                     12,090         12,248,680
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                     10,358         11,168,715
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                     39,100         40,772,424
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                          7,952          8,595,246
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                          7,520          7,223,900
-----------------------------------------------------------------------------------------------
                                                                                    $84,589,977
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 8.4%
-----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                 $9,424        $10,733,248
-----------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                6,332          6,237,020
-----------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                            8,425          9,284,224
-----------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2%, 2004                                  1,307          1,307,000
-----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                10,608         11,818,309
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                         5,158          5,430,337
-----------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                         925          1,045,250
-----------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                   4,553          5,300,125
-----------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                               4,074          4,137,746
-----------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                       2,587          2,765,143
-----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                  6,048          6,320,160
-----------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                            5,857          6,743,416
-----------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                           3,724          4,622,348
-----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                               10,962         10,366,774
-----------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                        6,729          7,057,705
-----------------------------------------------------------------------------------------------
System Energy Resources, 7.43%, 2011                                   2,881          2,958,804
-----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                          4,319          4,266,092
-----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 8.09%, 2017                             6,302          6,912,960
-----------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                6,672          7,092,336
-----------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                        8,709          8,833,269
-----------------------------------------------------------------------------------------------
                                                                                   $123,232,266
-----------------------------------------------------------------------------------------------
Utilities - Gas - 0.4%
-----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                    $5,793         $6,146,500
-----------------------------------------------------------------------------------------------

Wireless Communications - 0.6%
-----------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                 $6,290         $4,575,975
-----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                              4,240          4,584,500
-----------------------------------------------------------------------------------------------
                                                                                     $9,160,475
-----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                 $1,267,423,440
-----------------------------------------------------------------------------------------------

Foreign Bonds - 13.6%
-----------------------------------------------------------------------------------------------
Australia - 0.4%
-----------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75%, 2012 (Food &
Non-Alcoholic Beverages)                                              $5,455         $5,755,025
-----------------------------------------------------------------------------------------------

Brazil - 0.3%
-----------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011 (Asset Backed & Securitized)##                           $5,180         $4,998,700
-----------------------------------------------------------------------------------------------

Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)##                                                          $2,807         $3,214,015
-----------------------------------------------------------------------------------------------

Canada - 1.2%
-----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008 (Forest & Paper
Products)                                                             $4,281         $4,411,189
-----------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.875%, 2009 (Forest & Paper
Products)                                                              2,974          3,138,658
-----------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011 (Energy -
Independent)                                                           2,572          2,782,346
-----------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                  6,734          7,811,171
-----------------------------------------------------------------------------------------------
                                                                                    $18,143,364
-----------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012
(Metals & Mining)##                                                   $2,308         $2,465,537
-----------------------------------------------------------------------------------------------

Denmark - 0.3%
-----------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market
Sovereign)                                                        DKK 26,148         $4,680,994
-----------------------------------------------------------------------------------------------

Finland - 0.3%
-----------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013 (International Market
Sovereign)                                                         EUR 3,539         $4,628,185
-----------------------------------------------------------------------------------------------

France - 0.4%
-----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                 $4,995         $5,600,644
-----------------------------------------------------------------------------------------------

Germany - 1.7%
-----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010
(Telecommunications - Wireline)                                       $8,439         $9,971,320
-----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030
(Telecommunications - Wireline)                                        7,624          9,469,648
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4%, 2004
(International Market Agencies)                                        5,127          5,147,323
-----------------------------------------------------------------------------------------------
                                                                                    $24,588,291
-----------------------------------------------------------------------------------------------
Ireland - 0.3%
-----------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013 (International Market
Sovereign)                                                         EUR 3,615         $4,607,752
-----------------------------------------------------------------------------------------------

Italy - 0.3%
-----------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007 (Telecommunications -
Wireline)                                                          EUR 3,282         $4,157,003
-----------------------------------------------------------------------------------------------

Japan - 0.4%
-----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks &
Credit Companies)##                                                   $5,310         $5,265,502
-----------------------------------------------------------------------------------------------

Kazakhstan - 0.2%
-----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit
Companies)##                                                          $3,142         $2,859,220
-----------------------------------------------------------------------------------------------

Luxembourg - 0.6%
-----------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications -
Wireline)##                                                           $8,377         $8,259,102
-----------------------------------------------------------------------------------------------

Malaysia - 0.2%
-----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.875%, 2022 (Emerging Market
Agencies)##                                                           $2,800         $3,138,252
-----------------------------------------------------------------------------------------------

Mexico - 1.9%
-----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks &
Credit Companies)##                                                   $6,664         $7,430,360
-----------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit
Companies)##                                                           4,158          4,054,050
-----------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009 (Emerging Market
Agencies)                                                              3,502          4,097,340
-----------------------------------------------------------------------------------------------
Pemex Finance Ltd., 10.61%, 2017 (Emerging Market
Agencies)                                                              1,500          1,950,420
-----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022
(Emerging Market Agencies)                                             1,783          1,907,810
-----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market
Sovereign)                                                               160            168,800
-----------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market
Sovereign)                                                             9,371          9,277,290
-----------------------------------------------------------------------------------------------
                                                                                    $28,886,070
-----------------------------------------------------------------------------------------------
Netherlands - 0.3%
-----------------------------------------------------------------------------------------------
Telefonica (Europe) B.V., 8.25%, 2030
(Telecommunications - Wireline)                                       $4,130         $5,070,686
-----------------------------------------------------------------------------------------------

Panama - 0.3%
-----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029 (Emerging Market
Sovereign)                                                            $4,400         $4,840,000
-----------------------------------------------------------------------------------------------

Russia - 0.7%
-----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Utilities - Gas)##                    $1,550         $1,503,500
-----------------------------------------------------------------------------------------------
Gazprom, 9.625%, 2013 (Utilities - Gas)##                              1,640          1,693,300
-----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Wireless
Communications)##                                                      3,758          3,898,925
-----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011 (Emerging Market Sovereign)               1,260            967,050
-----------------------------------------------------------------------------------------------
Salomon Brothers (SIBNEFT), 10.75%, 2009 (Energy -
Integrated)                                                            2,122          2,247,198
-----------------------------------------------------------------------------------------------
                                                                                    $10,309,973
-----------------------------------------------------------------------------------------------
South Korea - 0.6%
-----------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (Emerging
Market Agencies)##                                                    $4,369         $4,257,590
-----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                   4,280          4,301,400
-----------------------------------------------------------------------------------------------
                                                                                     $8,558,990
-----------------------------------------------------------------------------------------------
United Kingdom - 2.8%
-----------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55%, 2049 (Banks & Credit
Companies)##                                                         $10,798        $13,053,238
-----------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009
(Advertising & Broadcasting)                                           8,277          9,653,995
-----------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.8344%, 2040 (Asset Backed &
Securitized)                                                             771            771,000
-----------------------------------------------------------------------------------------------
Orange PLC, 9%, 2009 (Wireless Communications)                        10,333         10,851,903
-----------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033 (Alcoholic Beverages)##                    6,785          7,067,907
-----------------------------------------------------------------------------------------------
                                                                                    $41,398,043
-----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $201,425,348
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,424,602,429)                                    $1,468,848,788
-----------------------------------------------------------------------------------------------

Repurchase Agreements - 0.8%
-----------------------------------------------------------------------------------------------
Goldman Sachs, dated 4/30/04, due 5/03/04, total to be
received $11,963,037 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                    $11,962        $11,962,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,436,564,429)                              $1,480,810,788
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                              (1,790,053)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,479,020,735
-----------------------------------------------------------------------------------------------
^^ Interest only security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

          DKK = Danish Krone               EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $1,436,564,429)      $1,480,810,788
--------------------------------------------------------------------------------------------------
Cash                                                                 49,344
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,694,658
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                   11,823
--------------------------------------------------------------------------------------------------
Interest receivable                                              23,207,824
--------------------------------------------------------------------------------------------------
Total assets                                                                        $1,505,774,437
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $6,405,584
--------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                            59,515
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                 4,319,000
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               15,351,659
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                     12,206
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       219,489
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                       20,891
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    712
--------------------------------------------------------------------------------------------------
  Program manager fee                                                     4
--------------------------------------------------------------------------------------------------
  Administrative service fee                                              2
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              364,640
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $26,753,702
--------------------------------------------------------------------------------------------------
Net assets                                                                          $1,479,020,735
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,505,712,610
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  44,784,235
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (65,887,874)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (5,588,236)
--------------------------------------------------------------------------------------------------
Net assets                                                                          $1,479,020,735
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                              114,559,752
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

--------------------------------------------------------------------------------------------------
Class A shares
  Net assets                                                   $956,959,705
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             74,042,141
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $12.92
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.92)                                               $13.56
--------------------------------------------------------------------------------------------------

Class B shares
  Net assets                                                   $376,846,943
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             29,252,340
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.88
--------------------------------------------------------------------------------------------------

Class C shares
  Net assets                                                    $91,337,693
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              7,097,644
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.87
--------------------------------------------------------------------------------------------------

Class I shares
  Net assets                                                    $41,612,517
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,218,251
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
per share                                                                                   $12.93
--------------------------------------------------------------------------------------------------

Class R1 shares
  Net assets                                                    $11,353,118
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                878,804
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
per share                                                                                   $12.92
--------------------------------------------------------------------------------------------------

Class R2 shares
  Net assets                                                       $256,414
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 19,845
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
per share                                                                                   $12.92
--------------------------------------------------------------------------------------------------

Class 529A shares
  Net assets                                                       $300,332
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 23,216
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $12.94
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$12.94)                                               $13.58
--------------------------------------------------------------------------------------------------

Class 529B shares
  Net assets                                                       $160,830
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 12,494
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.87
--------------------------------------------------------------------------------------------------

Class 529C shares
  Net assets                                                       $193,183
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 15,017
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $12.86
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B, and
Class 592C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME (LOSS)

Interest income                                                                         $96,375,727
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $6,345,359
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               45,565
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       2,906,845
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            3,170,899
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            4,325,826
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            1,006,203
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              21,912
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 392
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               696
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             1,275
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             1,457
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        497
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        318
--------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        363
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   196
--------------------------------------------------------------------------------------------------
  Administrative fee                                                  154,377
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       406,793
--------------------------------------------------------------------------------------------------
  Printing                                                            163,801
--------------------------------------------------------------------------------------------------
  Postage                                                             166,895
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        44,256
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,164
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                       265,675
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $19,032,764
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (25,488)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (223,903)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $18,783,373
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $77,592,354
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions income                                  $51,284,252
--------------------------------------------------------------------------------------------------
  Futures contracts                                                  (727,507)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        38,529
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                            $50,595,274
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $(58,135,226)
--------------------------------------------------------------------------------------------------
  Future contracts                                                    541,301
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                            (16,584)
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                            $(57,610,509)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                $(7,015,235)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $70,577,119
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEAR ENDED 4/30                                               2004                     2003
INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                          $77,592,354              $86,818,227
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           50,595,274               (2,572,516)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           (57,610,509)             111,701,187
-------------------------------------------------------     --------------            -------------
Increase in net assets from operations                         $70,577,119             $195,946,898
-------------------------------------------------------     --------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                     $(57,254,315)            $(63,802,266)
---------------------------------------------------------------------------------------------------
  Class B                                                      (20,406,079)             (23,772,406)
---------------------------------------------------------------------------------------------------
  Class C                                                       (4,746,881)              (5,933,652)
---------------------------------------------------------------------------------------------------
  Class I                                                       (2,615,309)              (1,796,795)
---------------------------------------------------------------------------------------------------
  Class R1                                                        (230,038)                  (3,680)
---------------------------------------------------------------------------------------------------
  Class R2                                                          (3,891)                      --
---------------------------------------------------------------------------------------------------
  Class 529A                                                       (10,208)                  (1,650)
---------------------------------------------------------------------------------------------------
  Class 529B                                                        (5,706)                  (1,421)
---------------------------------------------------------------------------------------------------
  Class 529C                                                        (6,514)                  (1,531)
-------------------------------------------------------     --------------            -------------
Total distributions declared to shareholders                  $(85,278,941)            $(95,313,401)
-------------------------------------------------------     --------------            -------------
Net increase (decrease) in net assets from fund share
transactions                                                 $(261,171,626)            $152,140,128
-------------------------------------------------------     --------------            -------------
Total increase (decrease) in net assets                      $(275,873,448)            $252,773,625
-------------------------------------------------------     --------------            -------------

NET ASSETS

At beginning of period                                      $1,754,894,183           $1,502,120,558
---------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $5,588,236 and
$7,724,745, respectively)                                   $1,479,020,735           $1,754,894,183
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEAR ENDED 4/30
CLASS A                                             2004               2003              2002             2001            2000
Net asset value, beginning of period              $13.03             $12.27            $12.34           $12.02          $13.08
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income                            $0.65              $0.70             $0.76            $0.85           $0.87
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.05)              0.82              0.01             0.34           (1.07)
---------------------------------------------     ------             ------            ------           ------          ------
Total from investment operations                   $0.60              $1.52             $0.77            $1.19          $(0.20)
---------------------------------------------     ------             ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                      $(0.71)            $(0.76)           $(0.76)          $(0.87)         $(0.86)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                 --             (0.08)              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(0.71)            $(0.76)           $(0.84)          $(0.87)         $(0.86)
---------------------------------------------     ------             ------            ------           ------          ------
Net asset value, end of period                    $12.92             $13.03            $12.27           $12.34          $12.02
---------------------------------------------     ------             ------            ------           ------          ------
Total return (%)(+)                                 4.67              12.84              6.39            10.22           (1.51)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                          0.93               0.92              0.94             0.93            0.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         4.95               5.59              6.09             7.01            6.97
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    73                112               206              289             290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $956,960         $1,116,853          $975,849         $853,273        $738,936
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                              $0.64               $ --              $ --             $ --            $ --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                          0.94+                --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         4.94+                --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS B                                              2004              2003              2002             2001            2000
Net asset value, beginning of period               $12.99            $12.23            $12.30           $11.98          $13.04
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income                             $0.55             $0.61             $0.67            $0.76           $0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.04)             0.82              0.01             0.34           (1.07)
---------------------------------------------      ------            ------            ------           ------          ------
Total from investment operations                    $0.51             $1.43             $0.68            $1.10          $(0.29)
---------------------------------------------      ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                       $(0.62)           $(0.67)           $(0.68)          $(0.78)         $(0.77)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.07)              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(0.62)           $(0.67)           $(0.75)          $(0.78)         $(0.77)
---------------------------------------------      ------            ------            ------           ------          ------
Net asset value, end of period                     $12.88            $12.99            $12.23           $12.30          $11.98
---------------------------------------------      ------            ------            ------           ------          ------
Total return (%)                                     3.94             12.09              5.62             9.49           (2.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                           1.63              1.62              1.64             1.63            1.62
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.25              4.89              5.40             6.31            6.27
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     73               112               206              289             290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $376,847          $474,882          $401,988         $335,629        $278,030
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.55              $ --              $ --             $ --            $ --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                           1.64+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.24+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS C                                              2004              2003              2002             2001            2000
Net asset value, beginning of period               $12.97            $12.22            $12.29           $11.97          $13.03
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income                             $0.55             $0.61             $0.67            $0.76           $0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.04)             0.81              0.01             0.34           (1.07)
---------------------------------------------      ------            ------            ------           ------          ------
Total from investment operations                    $0.51             $1.42             $0.68            $1.10          $(0.29)
---------------------------------------------      ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                       $(0.61)           $(0.67)           $(0.68)          $(0.78)         $(0.77)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.07)              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(0.61)           $(0.67)           $(0.75)          $(0.78)         $(0.77)
---------------------------------------------      ------            ------            ------           ------          ------
Net asset value, end of period                     $12.87            $12.97            $12.22           $12.29          $11.97
---------------------------------------------      ------            ------            ------           ------          ------
Total return (%)                                     4.02             12.02              5.71             9.42           (2.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                           1.63              1.62              1.64             1.63            1.62
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.25              4.91              5.40             6.31            6.27
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     73               112               206              289             290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $91,338          $108,718          $107,212         $100,334         $77,687
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.55              $ --              $ --             $ --            $ --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                           1.64+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          4.24+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS I                                              2004              2003              2002             2001            2000
Net asset value, beginning of period               $13.03            $12.27            $12.35           $12.03          $13.09
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income                             $0.69             $0.67             $0.79            $0.90           $0.91
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.04)             0.89              0.01             0.32           (1.08)
---------------------------------------------      ------            ------            ------           ------          ------
Total from investment operations                    $0.65             $1.56             $0.80            $1.22          $(0.17)
---------------------------------------------      ------            ------            ------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                       $(0.75)           $(0.80)           $(0.80)          $(0.90)         $(0.89)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.08)              --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                       $(0.75)           $(0.80)           $(0.88)          $(0.90)         $(0.89)
---------------------------------------------      ------            ------            ------           ------          ------
Net asset value, end of period                     $12.93            $13.03            $12.27           $12.35          $12.03
---------------------------------------------      ------            ------            ------           ------          ------
Total return (%)                                     5.06             13.17              6.64            10.55           (1.21)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                           0.63              0.62              0.64             0.63            0.62
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.25              5.73              6.39             7.30            7.26
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     73               112               206              289             290
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $41,613           $53,249           $17,071          $14,459          $6,873
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.69              $ --              $ --             $ --            $ --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                           0.64+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          5.24+               --                --               --              --
-------------------------------------------------------------------------------------------------------------------------------

     + Annualized
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April
       30, 2002 was to decrease net investment income per share by $0.01, increase net realized gains and losses per share by
       $0.01, and decrease the ratio of net investment income to average net assets by 0.12%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    YEAR ENDED            PERIOD ENDED
CLASS R1                                                              4/30/04               4/30/03*
Net asset value, beginning of period                                  $13.03                 $12.65
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                $0.64                  $0.11
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency transactions                                    (0.07)                  0.51+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.57                  $0.62
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                          $(0.68)                $(0.24)
----------------------------------------------------------------     -------                -------
Net asset value, end of period                                        $12.92                 $13.03
----------------------------------------------------------------     -------                -------
Total return (%)                                                        4.46                   4.77++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                              1.12                   1.12+
------------------------------------------------------------------------------------------------------
Net investment income                                                   5.04                   2.95+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        73                    112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $11,353                   $872
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated.
    If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.64                   $ --
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                              1.13+                    --
------------------------------------------------------------------------------------------------------
Net investment income                                                   5.03+                    --
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
                                                                     4/30/04*

CLASS R2
Net asset value, beginning of period                                  $12.98
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
 Net investment income                                                 $0.31
------------------------------------------------------------------------------
 Net realized and unrealized gain on investments
 and foreign currency transactions                                     (0.05)
----------------------------------------------------------------------------
Total from investment operations                                       $0.26
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                          $(0.32)
----------------------------------------------------------------------------
Net asset value, end of period                                        $12.92
----------------------------------------------------------------------------
Total return (%)                                                        2.01++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):
Expenses##                                                              1.35+
------------------------------------------------------------------------------
Net investment income                                                   4.84+
------------------------------------------------------------------------------
Portfolio turnover                                                        73
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $256
------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.31
------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                              1.37+
------------------------------------------------------------------------------
Net investment income                                                   4.83+
------------------------------------------------------------------------------

 * For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.
 + Annualized.
++ Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529A                                                            4/30/04               4/30/03*
Net asset value, beginning of period                                  $13.04                 $12.14
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                $0.61                  $0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                 (0.04)                  1.05+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.57                  $1.44
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                          $(0.67)                $(0.54)
----------------------------------------------------------------     -------                -------
Net asset value, end of period                                        $12.94                 $13.04
----------------------------------------------------------------     -------                -------
Total return (%)(+)                                                     4.44                  12.94++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                              1.22                   1.22+
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.75                   4.68+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        73                    112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $300                   $140
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.61                   $ --
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                              1.23+                    --
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.74+                    --
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529B                                                            4/30/04               4/30/03*
Net asset value, beginning of period                                  $12.98                 $12.10
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                $0.53                  $0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                 (0.06)                  0.97+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.47                  $1.36
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                          $(0.58)                $(0.48)
----------------------------------------------------------------     -------                -------
Net asset value, end of period                                        $12.87                 $12.98
----------------------------------------------------------------     -------                -------
Total return (%)                                                        3.68                  12.26++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                              1.88                   1.87+
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.06                   4.30+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        73                    112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $161                    $81
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.53                   $ --
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                              1.89+                    --
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.05+                    --
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    YEAR ENDED            PERIOD ENDED
CLASS 529C                                                            4/30/04               4/30/03*
Net asset value, beginning of period                                  $12.97                 $12.09
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                $0.52                  $0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                 (0.05)                  1.00+++
----------------------------------------------------------------     -------                -------
Total from investment operations                                       $0.47                  $1.36
----------------------------------------------------------------     -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  From net investment income                                          $(0.58)                $(0.48)
----------------------------------------------------------------     -------                -------
Net asset value, end of period                                        $12.86                 $12.97
----------------------------------------------------------------     -------                -------
Total return (%)                                                        3.68                  12.27++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                              1.88                   1.87+
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.07                   4.26+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        73                    112
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $193                   $100
------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.52                   $ --
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses##                                                              1.89+                    --
------------------------------------------------------------------------------------------------------
Net investment income                                                   4.06+                    --
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INDEXED SECURITIES - The fund may invest in indexed securities whose value may be linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                               4/30/04         4/30/03
        Distributions declared from:
        --------------------------------------------------------------
          Ordinary income                  $85,278,941     $95,313,401
        --------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income decreased by $9,823,096, accumulated net realized loss on investments and foreign currency transactions increased by $9,348,917, and paid-in capital decreased by $474,179 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, market discount and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

At April 30, 2004, accumulated distributions in excess of net investment income and realized gain/loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency transactions, defaulted bonds, capital losses, and amortization and accretion on debt securities.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                     $(53,574,728)
          ----------------------------------------------------------
          Unrealized appreciation                         35,063,214
          ----------------------------------------------------------
          Other temporary differences                     (8,180,361)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2011.

                EXPIRATION DATE

                April 30, 2008                     $(8,664,202)
                ----------------------------------------------
                April 30, 2009                     (14,236,036)
                ----------------------------------------------
                April 30, 2010                      (4,472,574)
                ----------------------------------------------
                April 30, 2011                     (26,201,916)
                ----------------------------------------------
                Total                             $(53,574,728)
                ----------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

            First $1.1 billion of average net assets         0.39%
            ------------------------------------------------------
            In excess of $1.1 billion                        0.38%
            ------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2004 were 0.37% of average daily net assets on an annualized basis.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is a net increase of $2,668 as a result of the change in the fund's unfunded retirement deferral plan for certain current Independent Trustees and a pension expense of $6,968 for retired Independent Trustees for the year ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                               0.0175%
            ------------------------------------------------------
            Next $2.5 billion                              0.0130%
            ------------------------------------------------------
            Next $2.5 billion                              0.0005%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets :

            First $2 billion                              0.01120%
            ------------------------------------------------------
            Next $2.5 billion                             0.00832%
            ------------------------------------------------------
            Next $2.5 billion                             0.00032%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $154,377, equivalent to 0.00941% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $190,819 and $970 for the year ended April 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers.

These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Distribution Fee                           0.25%           0.75%           0.75%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.50%           1.00%           1.00%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended April
30, 2004, amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Service Fee Retained by MFD             $108,385          $4,076          $4,253             $30             $51
----------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Service Fee Retained by MFD                 $106             $10             $40
----------------------------------------------------------------------------------------------------------------

Payment of the 0.05% and 0.15% per annum portion of Class A and Class 529A distribution fees, respectively, that is not currently being charged will be implemented on such a date as the Trustees of the trust may determine.

Fees  incurred  under  the  distribution  plan during the year ended April 30,
2004, were as follows:
                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Effective Annual Percentage
Rates                                      0.30%           1.00%           1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                      CLASS 529A      CLASS 529B      CLASS 529C
Effective Annual Percentage
Rates                                      0.35%           1.00%           1.00%
------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales
Charges Imposed                         $132,310        $961,523         $14,264             $--             $--
------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the funds' Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average daily net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $1,792,514 for shareholder services which equated to 0.1092% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $309,687 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                      $447,383,016      $521,561,999
------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                     $719,542,868      $874,124,039
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                      $1,445,744,149
      ------------------------------------------------------------------
      Gross unrealized appreciation                          $54,842,845
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (19,776,206)
      ------------------------------------------------------------------
      Net unrealized appreciation                            $35,066,639
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Year ended 4/30/04                 Year ended 4/30/03
                                             SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                                 44,145,264      $579,236,294       53,583,571      $666,471,550
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                3,691,661        48,281,047        4,239,071        52,704,901
------------------------------------------------------------------------------------------------------------
Shares reacquired                          (59,516,284)     (777,521,898)     (51,653,643)     (643,384,521)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    (11,679,359)    $(150,004,557)       6,168,999       $75,791,930
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                  6,413,706       $83,975,447       15,036,570      $186,594,982
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                1,226,723        15,989,524        1,446,005        17,923,585
------------------------------------------------------------------------------------------------------------
Shares reacquired                          (14,956,563)     (194,659,053)     (12,788,436)     (158,630,861)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (7,316,134)     $(94,694,082)       3,694,139       $45,887,706
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  1,671,456       $21,841,715        3,181,711       $39,389,428
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  251,821         3,278,689          318,590         3,942,493
------------------------------------------------------------------------------------------------------------
Shares reacquired                           (3,206,078)      (41,722,392)      (3,896,016)      (48,242,113)
------------------------------------------------------------------------------------------------------------
Net decrease                                (1,282,801)     $(16,601,988)        (395,715)      $(4,910,192)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  1,334,466       $17,536,860        3,850,486       $48,720,670
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  198,009         2,590,959          122,598         1,535,631
------------------------------------------------------------------------------------------------------------
Shares reacquired                           (2,399,946)      (31,269,543)      (1,278,326)      (16,051,738)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (867,471)     $(11,141,724)       2,694,758       $34,204,563
------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                  1,239,494       $16,251,731           98,132        $1,255,845
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   13,132           172,442               30               383
------------------------------------------------------------------------------------------------------------
Shares reacquired                             (440,730)       (5,757,623)         (31,254)         (399,742)
------------------------------------------------------------------------------------------------------------
Net increase                                   811,896       $10,666,550           66,908          $856,486
------------------------------------------------------------------------------------------------------------

                                               Year ended 4/30/04*
                                            SHARES            AMOUNT
CLASS R2 SHARES

Shares sold                                     20,192          $265,757
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      215             2,842
-------------------------------------------------------------------------
Shares reacquired                                 (562)           (7,374)
-------------------------------------------------------------------------
Net increase                                    19,845          $261,225
-------------------------------------------------------------------------

                                               Year ended 4/30/04                 Year ended 4/30/03
                                            SHARES            AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                                     12,316          $162,630           10,839          $137,466
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      726             9,514               83             1,059
------------------------------------------------------------------------------------------------------------
Shares reacquired                                 (577)           (7,640)            (171)           (2,141)
------------------------------------------------------------------------------------------------------------
Net increase                                    12,465          $164,504           10,751          $136,384
------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                      6,963           $91,302            6,161           $76,789
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      414             5,399               87             1,100
------------------------------------------------------------------------------------------------------------
Shares reacquired                               (1,105)          (14,568)             (26)             (328)
------------------------------------------------------------------------------------------------------------
Net increase                                     6,272           $82,133            6,222           $77,561
------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                     11,101          $145,864            7,603           $94,769
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      475             6,190               90             1,136
------------------------------------------------------------------------------------------------------------
Shares reacquired                               (4,235)          (55,741)             (17)             (215)
------------------------------------------------------------------------------------------------------------
Net increase                                     7,341           $96,313            7,676           $95,690
------------------------------------------------------------------------------------------------------------

* Class R2 which commenced operations on October 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $12,733 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                      UNREALIZED
DESCRIPTION                  EXPIRATION    CONTRACTS     POSITION   APPRECIATION

U.S. Treasury Notes 5 Yr.     June 2004          293        Short       $541,301
--------------------------------------------------------------------------------

At April 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To The Trustees of MFS Series Trust IX and Shareholders of MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Bond Fund (a portfolio of MFS Series Trust IX (the Trust)) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Bond Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       ------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                    CUSTODIAN
Massachusetts Financial Services                      State Street Bank and Trust Company
Company                                               225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                            AUDITORS
                                                      Deloitte & Touche LLP
DISTRIBUTOR                                           200 Berkeley Street, Boston, MA 02116
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
William J. Adams

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MFB-ANN-6/04 109M

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

MFS(R) LIMITED
MATURITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) LIMITED MATURITY FUND

The fund seeks as high a level of current income as is believed to be consistent with prudent investing. It's secondary objective seeks to protect shareholders' capital.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              27
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     42
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            55
----------------------------------------------------
TRUSTEES AND OFFICERS                             56
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       60
----------------------------------------------------
FEDERAL TAX INFORMATION                           61
----------------------------------------------------
CONTACT INFORMATION                               62
----------------------------------------------------
ASSET ALLOCATION                                  63

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the one-year period ended April 30, 2004, 5-year U.S. Treasury bond yields rose more than 80 basis points (a basis point is 0.01% of yield). The path upward, however, was marked by significant volatility in the overall bond market.

In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices and caused rates to decline. Geopolitical uncertainty and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down again. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that the federal funds rate was indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, we believe investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate and other debt. This caused spreads - the differences between corporate yields and Treasury yields - to tighten (decrease) over the period. High-grade corporate debt outperformed Treasuries. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and Treasuries. (The principal value and interest on Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

DETRACTORS FROM PERFORMANCE

Mortgage-backed securities were a slight detractor because of pre-payments. As mortgage rates fell for much of the period, prepayments - from homeowners refinancing their mortgages at lower rates - increased. (Prepayments are bad for holders of existing bonds because the proceeds from prepayments will be reinvested at lower prevailing rates.)

CONTRIBUTORS TO PERFORMANCE

Our overweighting in corporate bonds contributed to fund performance because of corporate bonds' yield advantage over similar maturity U.S. Treasury bonds and because spreads tightened during the period. Our large weightings in banks and finance companies, which performed well, were particularly helpful.

We also continued to hold the debt of automotive finance companies, which rebounded during this time period.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended April 30, 2004.)

                                             Lehman Brothers
                  MFS Limited Maturity      One- to Three-Year
                     Fund - Class A        Government/Credit Index

          4/94           $ 9,750                  $10,000
          4/96            11,119                   11,313
          4/98            12,471                   12,870
          4/00            13,354                   14,133
          4/02            15,441                   16,572
          4/04            16,562                   17,922

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A              02/26/92           1.60%      4.22%     4.96%     5.44%
------------------------------------------------------------------------------
        B              09/07/93           0.95%      3.47%     4.16%     4.59%
------------------------------------------------------------------------------
        C              07/01/94           0.73%      3.34%     4.07%     4.53%
------------------------------------------------------------------------------
        I              01/02/97           1.89%      4.38%     5.13%     5.53%
------------------------------------------------------------------------------
       R1              12/31/02           1.34%      4.10%     4.89%     5.41%
------------------------------------------------------------------------------
       R2              10/31/03           0.95%      3.47%     4.16%     4.59%
------------------------------------------------------------------------------
      529A             07/31/02           1.28%      4.03%     4.85%     5.39%
------------------------------------------------------------------------------
      529B             07/31/02           0.68%      3.28%     4.05%     4.54%
------------------------------------------------------------------------------
      529C             07/31/02           0.52%      3.26%     4.03%     4.53%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average short-term investment-grade
debt fund+                                1.27%      3.82%     4.73%     5.32%
------------------------------------------------------------------------------
Lehman Brothers One- to Three-Year
Government/Credit Index#                  1.65%      4.85%     5.60%     6.01%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

-----------------------
Average annual
with sales charge
-----------------------

 Share class
------------------------------------------------------------------------------
        A                                -0.94%      3.34%     4.43%     5.17%
------------------------------------------------------------------------------
        B                                -2.95%      2.55%     3.83%     4.59%
------------------------------------------------------------------------------
        C                                -0.24%      3.34%     4.07%     4.53%
------------------------------------------------------------------------------
      529A                               -1.25%      3.16%     4.32%     5.12%
------------------------------------------------------------------------------
      529B                               -3.21%      2.36%     3.71%     4.54%
------------------------------------------------------------------------------
      529C                               -0.45%      3.26%     4.03%     4.53%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

   Share class                          1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A                                 1.60%     13.19%    27.38%    69.87%
------------------------------------------------------------------------------
        B                                 0.95%     10.76%    22.61%    56.70%
------------------------------------------------------------------------------
        C                                 0.73%     10.34%    22.10%    55.71%
------------------------------------------------------------------------------
        I                                 1.89%     13.72%    28.40%    71.36%
------------------------------------------------------------------------------
       R1                                 1.34%     12.80%    26.95%    69.29%
------------------------------------------------------------------------------
       R2                                 0.95%     10.76%    22.61%    56.70%
------------------------------------------------------------------------------
      529A                                1.28%     12.59%    26.71%    68.97%
------------------------------------------------------------------------------
      529B                                0.68%     10.15%    21.93%    55.84%
------------------------------------------------------------------------------
      529C                                0.52%     10.09%    21.86%    55.75%
------------------------------------------------------------------------------

INDEX DEFINITION

LEHMAN BROTHERS ONE- TO THREE-YEAR GOVERNMENT/CREDIT INDEX - measures the performance of the short term (1 to 3 years) government and investment-grade corporate bond markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the reduction of the maximum 2.50% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C, R2, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.1%
-----------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)               $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Bonds - 85.2%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
-----------------------------------------------------------------------------------------------
Clear Channel Communications Co., 4.625%, 2008                        $4,320         $4,406,586
-----------------------------------------------------------------------------------------------

Aerospace - 0.9%
-----------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75%, 2007                                     $5,130         $5,453,308
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                       3,385          3,645,459
-----------------------------------------------------------------------------------------------
                                                                                     $9,098,767
-----------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------
American Airlines, 3.857%, 2012                                       $1,407         $1,372,376
-----------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                      725            707,656
-----------------------------------------------------------------------------------------------
                                                                                     $2,080,032
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
-----------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                     $6,550         $6,572,532
-----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 20.8%
-----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                 $2,399         $2,462,352
-----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                        875            867,646
-----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                     5,000          5,015,077
-----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                    4,270          4,272,210
-----------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 1.78%, 2008##                    3,000          3,000,000
-----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                            4,017          4,142,384
-----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                            4,500          4,423,628
-----------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                         4,091          4,128,174
-----------------------------------------------------------------------------------------------
Certificates Funding Corp., 6.716%, 2004##                             3,032          3,038,021
-----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                2,053          2,216,911
-----------------------------------------------------------------------------------------------
Circuit City Credit Card Master Trust, 1.53%, 2011                     2,530          2,543,836
-----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                       3,375          3,607,991
-----------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                          720            727,059
-----------------------------------------------------------------------------------------------
CNH Equipment Trust, 1.35%, 2016                                       2,601          2,604,104
-----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                         258            264,118
-----------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1471%, 2032##                      35,021          1,926,844
-----------------------------------------------------------------------------------------------
Continental Airlines Co., 1.57%, 2011                                  2,069          2,080,398
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009                                1,807          1,805,080
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009##                                 743            748,292
-----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                469            472,375
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.78%, 2040                          2,240          2,418,803
-----------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, 4.21%, 2005                                   84             83,746
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                4,840          5,206,173
-----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                        28,200            225,281
-----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                            3,149          3,105,701
-----------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                             4,780          4,745,202
-----------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                     3,950          3,958,641
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                            2,343          2,538,283
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                            3,860          4,203,859
-----------------------------------------------------------------------------------------------
Fleet Credit Card Master Trust, 1.32%, 2007                            1,305          1,306,336
-----------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.9%, 2038                           3,555          3,554,445
-----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                              3,588          3,589,944
-----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                   1,199          1,239,110
-----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                4,400          4,440,266
-----------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 1.55%, 2012                          1,769          1,773,535
-----------------------------------------------------------------------------------------------
Household Private Label Credit Card, 1.55%, 2008                       3,250          3,247,278
-----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                           6,900          6,952,949
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                               2,168          2,185,684
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                              2,355          2,365,797
-----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                500            503,707
-----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 1.42%, 2033                                           4,521          4,534,058
-----------------------------------------------------------------------------------------------
Interstar Millennium Trust, 1.3113%, 2036                              3,745          3,742,952
-----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.533%, 2030            1,139          1,188,372
-----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030            4,785          5,207,943
-----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, 2031              990          1,043,777
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2008                                                            3,600          3,917,324
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.7613%, 2035^^                                                       79,049          1,984,530
-----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                        3,367          3,374,365
-----------------------------------------------------------------------------------------------
Medallion Trust, 1.37%, 2031                                             538            538,403
-----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 5.65%, 2030                      712            724,512
-----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                    3,615          3,877,849
-----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0426%, 2030                  2,180          2,351,475
-----------------------------------------------------------------------------------------------
MFN Auto Receivables Trust, 5.07%, 2007##                                143            142,744
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.01%, 2030                          467            487,986
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.48%, 2030                        2,000          2,178,047
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 1.1837%, 2031^^                   38,795          1,490,961
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.074%, 2031^^                        36,122          1,057,871
-----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                           4,885          5,301,253
-----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 0.8773%, 2023^^                            39,966          1,005,535
-----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                2,350          2,571,208
-----------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                               1,284          1,312,515
-----------------------------------------------------------------------------------------------
Providian Gateway Master Trust, 1.4%, 2010##                           4,250          4,263,281
-----------------------------------------------------------------------------------------------
Providian Home Equity Loan Trust, 1.39%, 2025                            145            144,927
-----------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 1.55%, 2008##                       4,210          4,210,169
-----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                          4,600          4,617,349
-----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                          1,800          1,818,764
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 1.695%, 2009                                     392            395,282
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                  4,000          4,005,600
-----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                    4,270          4,223,297
-----------------------------------------------------------------------------------------------
TIAA Real Estate CDO, Ltd., 7.17%, 2032##                              3,795          4,084,793
-----------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.44%, 2033                       4,113          4,111,837
-----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                                670            669,698
-----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 1.46%, 2009                              2,450          2,453,004
-----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                              4,494          4,547,851
-----------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                         607            610,565
-----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                       4,910          4,929,547
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.112%, 2033                                  2,869          2,868,816
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                  2,750          2,749,923
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.567%, 2033                                  2,029          2,029,437
-----------------------------------------------------------------------------------------------
                                                                                   $208,759,060
-----------------------------------------------------------------------------------------------
Automotive - 3.6%
-----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.4%, 2005                       $5,300         $5,502,121
-----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.4%, 2006                        2,050          2,181,116
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                    9,605         10,166,662
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.36%, 2004                           3,641          3,674,468
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.5%, 2006                            2,350          2,400,913
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                          6,200          6,542,953
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                           2,650          2,806,098
-----------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                2,450          2,578,625
-----------------------------------------------------------------------------------------------
                                                                                    $35,852,956
-----------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.0%
-----------------------------------------------------------------------------------------------
Bayerische Landesbank, 1.14%, 2005                                    $6,590         $6,593,335
-----------------------------------------------------------------------------------------------
Bayerische Landesbank, 3.2%, 2009                                      8,000          7,694,376
-----------------------------------------------------------------------------------------------
Commercial Credit Co., 7.875%, 2004                                    3,189          3,229,988
-----------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                     2,500          2,712,493
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 5.875%, 2006                     5,425          5,780,245
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.625%, 2008                     1,250          1,286,751
-----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                    4,324          4,986,445
-----------------------------------------------------------------------------------------------
NationsBank Corp., 6.5%, 2006                                            600            641,788
-----------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                          3,920          4,313,223
-----------------------------------------------------------------------------------------------
NCNB Texas National, 9.5%, 2004                                        1,500          1,508,826
-----------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                              4,210          4,505,420
-----------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                              3,000          2,964,870
-----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                  7,167          8,038,500
-----------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                             2,770          2,983,099
-----------------------------------------------------------------------------------------------
Wells Fargo Co., 7.8%, 2010                                            2,573          2,722,731
-----------------------------------------------------------------------------------------------
                                                                                    $59,962,090
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.2%
-----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 8.375%, 2007                      $4,818         $5,461,902
-----------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.5%, 2004                                   4,933          5,012,125
-----------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                 1,500          1,472,255
-----------------------------------------------------------------------------------------------
                                                                                    $11,946,282
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
-----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.625%, 2005                               $4,035         $4,302,726
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                          3,420          3,740,156
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 4%, 2008                               2,425          2,447,936
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47%, 2006                                 2,920          2,925,913
-----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                 5,385          5,752,063
-----------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.875%, 2006                      1,300          1,384,364
-----------------------------------------------------------------------------------------------
                                                                                    $20,553,158
-----------------------------------------------------------------------------------------------
Building - 0.4%
-----------------------------------------------------------------------------------------------
Masco Corp., 6.75%, 2006                                              $3,475         $3,726,604
-----------------------------------------------------------------------------------------------

Chemicals - 0.9%
-----------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                       $4,605         $4,846,210
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.25%, 2004                                          2,250          2,252,133
-----------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                             1,660          1,731,128
-----------------------------------------------------------------------------------------------
                                                                                     $8,829,471
-----------------------------------------------------------------------------------------------
Conglomerates - 1.5%
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                              $8,239         $8,639,234
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                             3,125          3,097,319
-----------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                              3,321          3,484,154
-----------------------------------------------------------------------------------------------
                                                                                    $15,220,707
-----------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
-----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                           $2,700         $2,925,682
-----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                               750            810,041
-----------------------------------------------------------------------------------------------
                                                                                     $3,735,723
-----------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                   $2,640         $2,835,146
-----------------------------------------------------------------------------------------------

Energy - Independent - 0.4%
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                      $2,600         $2,748,860
-----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                       1,155          1,180,016
-----------------------------------------------------------------------------------------------
                                                                                     $3,928,876
-----------------------------------------------------------------------------------------------
Energy - Integrated - 0.9%
-----------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                        $5,250         $5,521,373
-----------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45%, 2006                                        3,240          3,446,236
-----------------------------------------------------------------------------------------------
                                                                                     $8,967,609
-----------------------------------------------------------------------------------------------
Entertainment - 2.5%
-----------------------------------------------------------------------------------------------
Liberty Media Corp., 2.61%, 2006                                      $4,500         $4,578,678
-----------------------------------------------------------------------------------------------
News America Holdings, Inc., 6.625%, 2008                              4,524          4,937,118
-----------------------------------------------------------------------------------------------
Time Warner, Inc., 7.975%, 2004                                        3,970          4,039,590
-----------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                        4,945          5,124,449
-----------------------------------------------------------------------------------------------
Viacom, Inc., 7.75%, 2005                                              2,560          2,717,473
-----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                           3,880          4,141,597
-----------------------------------------------------------------------------------------------
                                                                                    $25,538,905
-----------------------------------------------------------------------------------------------
Financial Institutions - 2.5%
-----------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                         $1,800         $1,914,235
-----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                          2,291          2,270,285
-----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85%, 2004                              1,213          1,220,464
-----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                        3,810          4,010,646
-----------------------------------------------------------------------------------------------
Household Finance Corp., 8%, 2005                                      3,700          3,917,878
-----------------------------------------------------------------------------------------------
Household Finance Corp., 4.625%, 2008                                  1,580          1,624,893
-----------------------------------------------------------------------------------------------
Household Finance Corp., 4.125%, 2008                                  7,700          7,696,704
-----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                    2,275          2,260,358
-----------------------------------------------------------------------------------------------
                                                                                    $24,915,463
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.4%
-----------------------------------------------------------------------------------------------
General Mills, Inc., 5.125%, 2007                                     $3,375         $3,541,080
-----------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                  2,430          2,579,601
-----------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 3.875%, 2007                                      3,750          3,800,355
-----------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.625%, 2004                                        3,211          3,261,859
-----------------------------------------------------------------------------------------------
Whitman Corp., 6%, 2004                                                  925            925,000
-----------------------------------------------------------------------------------------------
                                                                                    $14,107,895
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
-----------------------------------------------------------------------------------------------
Westvaco Corp., 6.85%, 2004                                           $3,600         $3,686,425
-----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                           5,440          5,605,675
-----------------------------------------------------------------------------------------------
                                                                                     $9,292,100
-----------------------------------------------------------------------------------------------
Industrial - 0.3%
-----------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                         $3,090         $3,238,209
-----------------------------------------------------------------------------------------------

Insurance - 2.1%
-----------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                       $400           $424,445
-----------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                    2,615          2,758,054
-----------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.1%, 2007##                                     2,305          2,418,475
-----------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                             2,500          2,526,628
-----------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                           4,530          4,418,992
-----------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                            2,125          2,162,213
-----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                2,700          2,683,179
-----------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                3,380          3,778,549
-----------------------------------------------------------------------------------------------
                                                                                    $21,170,535
-----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.0%
-----------------------------------------------------------------------------------------------
Allstate Corp., 5.375%, 2006                                          $3,080         $3,267,627
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                    1,750          1,811,219
-----------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                               5,040          5,143,234
-----------------------------------------------------------------------------------------------
                                                                                    $10,222,080
-----------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-----------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                       $4,225         $4,509,503
-----------------------------------------------------------------------------------------------

Medical Equipment - 0.4%
-----------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                               $4,100         $4,307,833
-----------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.5%
-----------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                      $4,565         $4,853,942
-----------------------------------------------------------------------------------------------

Mortgage Backed - 8.2%
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.085%, 2006                                              $1,728         $1,845,344
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.29%, 2006                                                  694            739,759
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.355%, 2006                                               1,513          1,618,322
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                2,317          2,390,371
-----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                     697            744,649
-----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                   420            450,456
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2050                                         17,140         17,558,745
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                   6,521          6,805,124
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                 2,330          2,468,191
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                 5,223          5,147,189
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                  10,338         10,410,463
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017                                               12,677         12,903,579
-----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                  2,095          2,188,418
-----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2022                                          12,848         13,175,087
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2004 - 2009                                            523            571,573
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                          1,034          1,111,269
-----------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2009 - 2010                                                9              9,487
-----------------------------------------------------------------------------------------------
Ginnie Mae, 12.5%, 2011                                                   88            100,306
-----------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                               1,352          1,396,151
-----------------------------------------------------------------------------------------------
                                                                                    $81,634,483
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.5%
-----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 5.35%, 2007                            $4,380         $4,616,178
-----------------------------------------------------------------------------------------------

Oil Services - 0.4%
-----------------------------------------------------------------------------------------------
Halliburton Co., 2.65%, 2005                                          $3,900         $3,945,178
-----------------------------------------------------------------------------------------------

Oils - 0.3%
-----------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                     $2,365         $2,541,152
-----------------------------------------------------------------------------------------------

Pharmaceuticals - 0.7%
-----------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                   $6,650         $6,712,277
-----------------------------------------------------------------------------------------------

Pollution Control - 0.4%
-----------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004 - 2006                               $3,800         $3,993,666
-----------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                             $3,713         $3,998,782
-----------------------------------------------------------------------------------------------

Railroads - 0.1%
-----------------------------------------------------------------------------------------------
Union Pacific Corp., 5.84%, 2004                                        $800           $801,850
-----------------------------------------------------------------------------------------------

Real Estate - 2.1%
-----------------------------------------------------------------------------------------------
EOP Operating LP, 7.75%, 2007                                         $3,445         $3,899,606
-----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                           2,298          2,537,835
-----------------------------------------------------------------------------------------------
Highwoods Properties, Inc., 7.19%, 2004##                              1,130          1,133,799
-----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.73%, 2005                                          855            899,736
-----------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                         2,900          3,217,773
-----------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                1,535          1,471,058
-----------------------------------------------------------------------------------------------
Simon Debartolo Group LP, 6.75%, 2004                                  2,823          2,850,945
-----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                     4,800          5,124,552
-----------------------------------------------------------------------------------------------
                                                                                    $21,135,304
-----------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------
Golden Funding Corp., 1.6313%, 2005##                                 $2,500         $2,512,490
-----------------------------------------------------------------------------------------------

Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                $3,110         $3,503,051
-----------------------------------------------------------------------------------------------

Supranational - 0.6%
-----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                            $1,644         $1,706,005
-----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 8.875%, 2005                              865            922,886
-----------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development,
4.77%, 2005                                                            3,750          3,844,200
-----------------------------------------------------------------------------------------------
                                                                                     $6,473,091
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                               $3,256         $3,508,470
-----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6%, 2007                                         5,625          5,979,234
-----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                   4,020          4,282,816
-----------------------------------------------------------------------------------------------
                                                                                    $13,770,520
-----------------------------------------------------------------------------------------------
Tobacco - 0.3%
-----------------------------------------------------------------------------------------------
Altria Group, Inc., 5.625%, 2008                                      $2,850         $2,925,576
-----------------------------------------------------------------------------------------------

U.S. Government Agencies - 5.8%
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                               $13,650        $13,859,582
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                   13,305         13,239,978
-----------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                  8,260          8,764,265
-----------------------------------------------------------------------------------------------
Freddie Mac, 5.25%, 2006                                               8,500          8,912,879
-----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                              4,100          4,307,997
-----------------------------------------------------------------------------------------------
SLM Corp., 5.25%, 2006                                                 6,500          6,840,197
-----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                           2,479          2,542,361
-----------------------------------------------------------------------------------------------
                                                                                    $58,467,259
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.8%
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006                                     $2,750         $2,741,943
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                      4,000          4,357,500
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.25%, 2007                                       1,625          1,603,037
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2007###                                    8,900          8,973,701
-----------------------------------------------------------------------------------------------
                                                                                    $17,676,181
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.4%
-----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                         $5,531         $5,943,513
-----------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                   4,000          4,028,124
-----------------------------------------------------------------------------------------------
DTE Energy Co., 6%, 2004                                               4,507          4,521,247
-----------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                            3,250          3,452,657
-----------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2%, 2004                                  1,603          1,603,000
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                          3,285          3,427,694
-----------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                   4,320          4,366,855
-----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                          4,140          4,231,535
-----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                            1,076          1,048,968
-----------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                               5,173          5,253,942
-----------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                   1,147          1,232,037
-----------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                  3,826          4,007,153
-----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                 2,585          2,507,491
-----------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                     4,010          4,271,544
-----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                  1,283          1,340,735
-----------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                           3,225          3,462,428
-----------------------------------------------------------------------------------------------
Toledo Edison Co., 7.875%, 2004                                        2,800          2,839,953
-----------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 6.125%, 2008                                       2,641          2,817,012
-----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                            1,250          1,315,415
-----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                              4,100          4,046,192
-----------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                   7,694          8,137,174
-----------------------------------------------------------------------------------------------
                                                                                    $73,854,669
-----------------------------------------------------------------------------------------------
Utilities - Gas - 0.9%
-----------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                            $3,700         $3,946,220
-----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                     4,569          4,847,810
-----------------------------------------------------------------------------------------------
                                                                                     $8,794,030
-----------------------------------------------------------------------------------------------
Wireless Communications - 0.7%
-----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                             $2,162         $2,339,431
-----------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                             4,462          4,708,374
-----------------------------------------------------------------------------------------------
                                                                                     $7,047,805
-----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                   $853,035,606
-----------------------------------------------------------------------------------------------

Foreign Bonds - 12.9%
-----------------------------------------------------------------------------------------------
Australia - 0.3%
-----------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, 1.36%,
2029 (Asset Backed & Securitized)                                     $3,033         $3,033,359
-----------------------------------------------------------------------------------------------

Austria - 0%
-----------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 5.5%, 2006 (Government
Agencies - Other)                                                       $220           $231,257
-----------------------------------------------------------------------------------------------

Brazil - 0.2%
-----------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd.,
5.911%, 2011 (Asset Backed & Securitized)##                           $2,050         $1,978,250
-----------------------------------------------------------------------------------------------

Canada - 2.5%
-----------------------------------------------------------------------------------------------
Province of British Columbia, 4.625%, 2006 (Government
Agencies - Other)                                                     $1,500         $1,562,400
-----------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006 (Government Agencies -
Other)                                                                 5,020          5,177,748
-----------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007 (Government
Agencies - Other)                                                      4,820          4,860,107
-----------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005 (Government Agencies -
Other)                                                                   800            850,586
-----------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006 (Government Agencies -
Other)                                                                 7,350          7,782,231
-----------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007 (Telecommunications - Wireline)                4,275          4,724,055
-----------------------------------------------------------------------------------------------
                                                                                    $24,957,127
-----------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 7.75%, 2008
(Utilities - Electric Power)                                          $2,325         $2,490,210
-----------------------------------------------------------------------------------------------

El Salvador - 0.3%
-----------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006 (Sovereign)                       $2,600         $2,873,000
-----------------------------------------------------------------------------------------------

France - 0.6%
-----------------------------------------------------------------------------------------------
France Telecom S.A., 8.2%, 2006 (Telecommunications -
Wireline)                                                             $5,141         $5,591,583
-----------------------------------------------------------------------------------------------

Germany - 2.3%
-----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005
(Telecommunications - Wireline)                                       $4,315         $4,593,166
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4%, 2004 (Government
Agencies - Other)                                                      2,600          2,610,306
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005 (Government
Agencies - Other)                                                      7,200          7,253,359
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005 (Government
Agencies - Other)                                                        225            230,166
-----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.75%, 2007 (Government
Agencies - Other)                                                      2,000          2,100,572
-----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 2.375%, 2006 (Government
Agencies - Other)                                                      4,580          4,560,668
-----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007 (Government
Agencies - Other)                                                      1,000          1,048,041
-----------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006 (Government
Agencies - Other)                                                      1,000          1,038,928
-----------------------------------------------------------------------------------------------
                                                                                    $23,435,206
-----------------------------------------------------------------------------------------------
Ireland - 1.1%
-----------------------------------------------------------------------------------------------
Chalet Finance PLC, 1.36%, 2013 (Asset Backed &
Securitized)                                                          $4,800         $4,802,499
-----------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.625%, 2008 (Banks & Credit Companies)                6,100          6,039,488
-----------------------------------------------------------------------------------------------
                                                                                    $10,841,987
-----------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
-----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)##                                                   $2,725         $2,916,183
-----------------------------------------------------------------------------------------------

Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008 (Telecommunications -
Wireline)##                                                           $4,100         $4,064,129
-----------------------------------------------------------------------------------------------

Mexico - 0.3%
-----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks &
Credit Companies)##                                                   $2,443         $2,723,945
-----------------------------------------------------------------------------------------------

New Zealand - 0.2%
-----------------------------------------------------------------------------------------------
Government of New Zealand, 10.625%, 2005 (Government
Agencies - Other)                                                     $2,146         $2,414,265
-----------------------------------------------------------------------------------------------

Panama - 0.3%
-----------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007 (Gaming & Lodging)##                      $2,600         $2,592,065
-----------------------------------------------------------------------------------------------

South Korea - 0.2%
-----------------------------------------------------------------------------------------------
Export Import Bank Korea, 4.125%, 2009 (Government
Agencies - Other)##                                                   $2,300         $2,264,511
-----------------------------------------------------------------------------------------------

Sweden - 0.2%
-----------------------------------------------------------------------------------------------
Spintab AB, 7.5%, 2049 (Banks & Credit Companies)                     $1,125         $1,228,512
-----------------------------------------------------------------------------------------------
Spintab AB, 7.5%, 2049 (Banks & Credit Companies)##                    1,150          1,255,813
-----------------------------------------------------------------------------------------------
                                                                                     $2,484,325
-----------------------------------------------------------------------------------------------
United Kingdom - 3.5%
-----------------------------------------------------------------------------------------------
Abbey First National, 8.2%, 2004 (Banks & Credit
Companies)                                                            $4,205         $4,330,380
-----------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005 (Telecommunications -
Wireline)                                                              2,350          2,543,444
-----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (Food & Non-
Alcoholic Beverages)##                                                 8,080          7,994,323
-----------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.33%, 2015 (Asset Backed &
Securitized)                                                             250            250,064
-----------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.8344%, 2040 (Asset Backed &
Securitized)                                                           2,600          2,600,000
-----------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75%, 2049 (Banks &
Credit Companies)                                                      1,110          1,243,831
-----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2007 (Asset Backed &
Securitized)                                                           5,900          6,058,710
-----------------------------------------------------------------------------------------------
RMAC, 1.46%, 2035 (Asset Backed & Securitized)##                       3,500          3,511,200
-----------------------------------------------------------------------------------------------
RMAC, 1.3233%, 2036 (Asset Backed & Securitized)##                     1,260          1,260,591
-----------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049 (Banks & Credit
Companies)                                                             4,540          4,805,513
-----------------------------------------------------------------------------------------------
                                                                                    $34,598,056
-----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $129,489,458
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $974,724,728)                                        $982,525,064
-----------------------------------------------------------------------------------------------

Repurchase Agreements - 1.2%
-----------------------------------------------------------------------------------------------
Goldman Sachs, dated 4/30/04, due 5/03/04, total to be
received $11,963,037 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account)                                                                $438           $438,000
-----------------------------------------------------------------------------------------------
Morgan Stanley, dated 4/30/04, due 5/03/04, total to be
received $1,018,030 (secured by U.S. Treasury and
Federal Agency obligations in a jointly traded account)               11,009         11,009,000
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements, at Cost                                                $11,447,000
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $986,171,728)                                  $993,972,064
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                 7,503,416
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                              $1,001,475,480
-----------------------------------------------------------------------------------------------
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for an open futures contract.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $986,171,728)          $993,972,064
---------------------------------------------------------------------------------------------------
Cash                                                              1,237,471
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   3,459,150
---------------------------------------------------------------------------------------------------
Interest receivable                                              11,047,582
---------------------------------------------------------------------------------------------------
Receivable from investment adviser                                   13,707
---------------------------------------------------------------------------------------------------
Other assets                                                          2,283
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,009,732,257
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $3,307,601
---------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                           136,703
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 1,116,797
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                3,198,867
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      6,876
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        63,607
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      132,356
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    283
---------------------------------------------------------------------------------------------------
  Program manager fee                                                    28
---------------------------------------------------------------------------------------------------
  Administrative service fee                                              1
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              293,658
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $8,256,777
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,001,475,480
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,044,350,126
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   8,823,506
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (49,083,931)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                           (2,614,221)
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,001,475,480
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               150,077,370
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $509,115,350
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             76,192,298
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $6.68
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$6.68)                                                  $6.85
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $198,356,227
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             29,804,495
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.66
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $209,163,001
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             31,335,632
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.67
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $80,205,991
---------------------------------------------------------------------------------------------------
  Shares outstanding                                             12,050,344
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.66
---------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                       $736,022
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                110,106
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.68
---------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $97,565
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 14,604
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                   $6.68
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $1,651,300
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                247,215
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $6.68
---------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X6.68)                                                   $6.85
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $718,375
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                108,094
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.65
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $1,431,649
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                214,582
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $6.67
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME

Interest income                                                                         $41,718,002
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $4,113,830
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               23,073
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       1,753,207
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              778,086
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            2,126,841
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            2,230,846
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               2,288
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 204
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             4,613
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                             6,359
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            10,648
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                      3,295
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                      1,635
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                      2,662
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                   102
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   94,644
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       315,199
---------------------------------------------------------------------------------------------------
  Printing                                                             95,780
---------------------------------------------------------------------------------------------------
  Postage                                                              45,971
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        33,891
---------------------------------------------------------------------------------------------------
  Legal fees                                                            8,850
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       346,918
---------------------------------------------------------------------------------------------------
Total expenses                                                                          $11,998,942
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (17,762)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor        (683,106)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $11,298,074
---------------------------------------------------------------------------------------------------
Net investment income                                                                   $30,419,928
---------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                          $1,630,598
---------------------------------------------------------------------------------------------------
  Futures contracts                                                (3,491,813)
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        $(1,861,215)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                    $(16,619,791)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                 1,491,327
---------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                     $(15,128,464)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(16,989,679)
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $13,430,249
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 4/30                                             2004                    2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                           $30,419,928            $26,181,092
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                 (1,861,215)            (7,884,383)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (15,128,464)            19,229,286
----------------------------------------------------------     ------------           ------------
Increase in net assets from operations                          $13,430,249            $37,525,995
----------------------------------------------------------     ------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                      $(22,761,105)          $(19,905,095)
--------------------------------------------------------------------------------------------------
  Class B                                                        (8,199,397)            (8,092,921)
--------------------------------------------------------------------------------------------------
  Class C                                                        (7,885,955)            (5,499,319)
--------------------------------------------------------------------------------------------------
  Class I                                                        (2,584,152)              (505,449)
--------------------------------------------------------------------------------------------------
  Class R1                                                          (19,030)                (1,179)
--------------------------------------------------------------------------------------------------
  Class R2                                                           (1,579)                    --
--------------------------------------------------------------------------------------------------
  Class 529A                                                        (53,813)               (13,104)
--------------------------------------------------------------------------------------------------
  Class 529B                                                        (21,870)                (8,027)
--------------------------------------------------------------------------------------------------
  Class 529C                                                        (35,399)                (8,225)
----------------------------------------------------------     ------------           ------------
Total distributions declared to shareholders                   $(41,562,300)          $(34,033,319)
----------------------------------------------------------     ------------           ------------
Net increase in net assets from fund
share transactions                                              $59,913,467           $478,044,178
----------------------------------------------------------     ------------           ------------
Total increase in net assets                                    $31,781,416           $481,536,854
----------------------------------------------------------     ------------           ------------

NET ASSETS

At beginning of period                                         $969,694,064           $488,157,210
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $2,614,221 and
accumulated undistributed net investment income of
$1,221,805)                                                  $1,001,475,480           $969,694,064
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 4/30

CLASS A                                             2004              2003              2002            2001              2000
Net asset value, beginning of period               $6.87             $6.84             $6.86           $6.66             $6.87
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                         $0.22             $0.27             $0.34           $0.42             $0.40
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   (0.11)             0.10              0.03            0.20             (0.22)
---------------------------------------------     ------            ------            ------          ------            ------
Total from investment operations                   $0.11             $0.37             $0.37           $0.62             $0.18
---------------------------------------------     ------            ------            ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $(0.30)           $(0.34)           $(0.34)         $(0.42)           $(0.39)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                --             (0.05)          (0.00)+++            --
---------------------------------------------     ------            ------            ------          ------            ------
Total distributions declared to
shareholders                                      $(0.30)           $(0.34)           $(0.39)         $(0.42)           $(0.39)
---------------------------------------------     ------            ------            ------          ------            ------
Net asset value, end of period                     $6.68             $6.87             $6.84           $6.86             $6.66
---------------------------------------------     ------            ------            ------          ------            ------
Total return (%)(+)                                 1.60              5.58              5.52            9.57              2.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                          0.75              0.75              0.80            0.82              0.86
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.31              3.92              5.02            6.20              5.87
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    43                53                53              58                74
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $509,115          $490,000          $293,435        $209,687          $115,752
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.22             $0.26             $0.34           $0.42                --
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          0.82              0.80              0.85            0.85                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.24              3.87              4.97            6.17                --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $(0.01).
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS B                                             2004              2003              2002            2001              2000
Net asset value, beginning of period               $6.84             $6.81             $6.83           $6.64             $6.85
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                         $0.17             $0.21             $0.29           $0.37             $0.34
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   (0.11)             0.11              0.03            0.19             (0.21)
---------------------------------------------     ------            ------            ------          ------            ------
Total from investment operations                   $0.06             $0.32             $0.32           $0.56             $0.13
---------------------------------------------     ------            ------            ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $(0.24)           $(0.29)           $(0.29)         $(0.37)           $(0.34)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                --             (0.05)          (0.00)+++            --
---------------------------------------------     ------            ------            ------          ------            ------
Total distributions declared to
shareholders                                      $(0.24)           $(0.29)           $(0.34)         $(0.37)           $(0.34)
---------------------------------------------     ------            ------            ------          ------            ------
Net asset value, end of period                     $6.66             $6.84             $6.81           $6.83             $6.64
---------------------------------------------     ------            ------            ------          ------            ------
Total return (%)                                    0.95              4.76              4.73            8.61              1.91
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                          1.54              1.54              1.58            1.59              1.65
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.53              3.14              4.25            5.41              5.09
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    43                53                53              58                74
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $198,356          $244,736          $120,535         $77,012           $45,214
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.17             $0.21             $0.29           $0.37               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.61              1.59              1.63            1.63                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.46              3.09              4.20            5.37                --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

   +++ Per share amount was less than $(0.01).
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS C                                             2004              2003              2002            2001              2000
Net asset value, beginning of period               $6.86             $6.83             $6.85           $6.66             $6.86
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                         $0.17             $0.20             $0.28           $0.36             $0.34
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   (0.12)             0.11              0.03            0.19             (0.21)
---------------------------------------------     ------            ------            ------          ------            ------
Total from investment operations                   $0.05             $0.31             $0.31           $0.55             $0.13
---------------------------------------------     ------            ------            ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $(0.24)           $(0.28)           $(0.28)         $(0.36)           $(0.33)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                --             (0.05)          (0.00)+++            --
---------------------------------------------     ------            ------            ------          ------            ------
Total distributions declared to
shareholders                                      $(0.24)           $(0.28)           $(0.33)         $(0.36)           $(0.33)
---------------------------------------------     ------            ------            ------          ------            ------
Net asset value, end of period                     $6.67             $6.86             $6.83           $6.85             $6.66
---------------------------------------------     ------            ------            ------          ------            ------
Total return (%)                                    0.73              4.68              4.64            8.50              1.99
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                          1.60              1.60              1.65            1.67              1.71
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.45              3.01              4.12            5.33              5.03
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    43                53                53              58                74
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $209,163          $203,529           $72,888         $26,233           $22,825
--------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.16             $0.20             $0.27           $0.36               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.67              1.65              1.70            1.70                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         2.38              2.96              4.07            5.30                --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $(0.01).
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEARS ENDED 4/30

CLASS I                                             2004              2003              2002            2001              2000
Net asset value, beginning of period               $6.84             $6.82             $6.84           $6.65             $6.85
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                         $0.23             $0.25             $0.35           $0.42             $0.42
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   (0.10)             0.12              0.03            0.20             (0.22)
---------------------------------------------     ------            ------            ------          ------            ------
Total from investment operations                   $0.13             $0.37             $0.38           $0.62             $0.20
---------------------------------------------     ------            ------            ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                      $(0.31)           $(0.35)           $(0.35)         $(0.43)           $(0.40)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --                --             (0.05)          (0.00)+++            --
---------------------------------------------     ------            ------            ------          ------            ------
Total distributions declared to
shareholders                                      $(0.31)           $(0.35)           $(0.40)         $(0.43)           $(0.40)
---------------------------------------------     ------            ------            ------          ------            ------
Net asset value, end of period                     $6.66             $6.84             $6.82           $6.84             $6.65
---------------------------------------------     ------            ------            ------          ------            ------
Total return (%)                                    1.89              5.59              5.70            9.60              3.02
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                          0.59              0.60              0.65            0.67              0.71
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.45              3.81              5.17            6.32              6.00
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    43                53                53              58                74
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $80,206           $29,075            $1,299            $888              $684
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.23             $0.24             $0.35           $0.42               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          0.66              0.65              0.70            0.70                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         3.38              3.76              5.12            6.29                --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.57%. Per share, ratios, and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
   +++ Per share amount was less than $(0.01).
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEAR ENDED            PERIOD ENDED
CLASS R1                                                               4/30/04               4/30/03*
Net asset value, beginning of period                                   $6.87                  $6.86
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.21                  $0.08
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.12)                  0.03
-----------------------------------------------------------------     ------                 ------
Total from investment operations                                       $0.09                  $0.11
-----------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.28)                $(0.10)
-----------------------------------------------------------------     ------                 ------
Net asset value, end of period                                         $6.68                  $6.87
-----------------------------------------------------------------     ------                 ------
Total return (%)                                                        1.34                   1.65++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.00                   1.00+
-------------------------------------------------------------------------------------------------------
Net investment income                                                   3.06                   3.33+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        43                     53
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $736                    $85
-------------------------------------------------------------------------------------------------------

(S) The investment adviser and the distributor contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.20                  $0.07
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.17                   1.15+
-------------------------------------------------------------------------------------------------------
Net investment income                                                   2.89                   3.18+
-------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R1, December 31, 2002, through April 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                    PERIOD ENDED
                                                                      4/30/04*

CLASS R2

Net asset value, beginning of period                                   $6.77
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                              $0.09
------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                       (0.05)
----------------------------------------------------------------------------
Total from investment operations                                       $0.04
----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.13)
----------------------------------------------------------------------------
Net asset value, end of period                                         $6.68
----------------------------------------------------------------------------
Total return (%)                                                        0.58++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.21+
------------------------------------------------------------------------------
Net investment income                                                   2.70+
------------------------------------------------------------------------------
Portfolio turnover                                                        43
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $98
------------------------------------------------------------------------------

(S) The investment adviser and the distributor contractually waived a portion of its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.09
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.38+
------------------------------------------------------------------------------
Net investment income                                                   2.53+
------------------------------------------------------------------------------

 * For the period from the inception of Class R2, October 31, 2003, through April 30, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEAR ENDED           PERIOD ENDED
CLASS 529A                                                             4/30/04              4/30/03*
Net asset value, beginning of period                                   $6.87                  $6.80
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.20                  $0.15
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.11)                  0.16
-----------------------------------------------------------------     ------                 ------
Total from investment operations                                       $0.09                  $0.31
-----------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.28)                $(0.24)
-----------------------------------------------------------------     ------                 ------
Net asset value, end of period                                         $6.68                  $6.87
-----------------------------------------------------------------     ------                 ------
Total return (%)(+)                                                     1.28                   4.27++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.10                   1.10+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.97                   3.23+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        43                     53
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $1,651                 $1,011
-----------------------------------------------------------------------------------------------------

(S) The investment adviser and the distributor contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.19                  $0.15
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.27                   1.25+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.80                   3.08+
-----------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529A shares, July 31, 2002, through April 30, 2003.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEAR ENDED           PERIOD ENDED
CLASS 529B                                                             4/30/04              4/30/03*
Net asset value, beginning of period                                   $6.83                  $6.77
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.15                  $0.13
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.10)                  0.13
-----------------------------------------------------------------     ------                 ------
Total from investment operations                                       $0.05                  $0.26
-----------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.23)                $(0.20)
-----------------------------------------------------------------     ------                 ------
Net asset value, end of period                                         $6.65                  $6.83
-----------------------------------------------------------------     ------                 ------
Total return (%)                                                        0.68                   3.60++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.82                   1.85+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.24                   2.63+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        43                     53
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $718                   $524
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.15                  $0.13
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.89                   1.90+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.17                   2.58+
-----------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through April 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                     YEAR ENDED           PERIOD ENDED
CLASS 529C                                                             4/30/04              4/30/03*
Net asset value, beginning of period                                   $6.86                  $6.79
-----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.15                  $0.12
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.11)                  0.15
-----------------------------------------------------------------     ------                 ------
Total from investment operations                                       $0.04                  $0.27
-----------------------------------------------------------------     ------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.23)                $(0.20)
-----------------------------------------------------------------     ------                 ------
Net asset value, end of period                                         $6.67                  $6.86
-----------------------------------------------------------------     ------                 ------
Total return (%)                                                        0.52                   3.70++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S):

Expenses##                                                              1.85                   1.85+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.22                   2.51+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        43                     53
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $1,432                   $734
-----------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                  $0.15                  $0.12
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                                                              1.92                   1.90+
-----------------------------------------------------------------------------------------------------
Net investment income                                                   2.15                   2.46+
-----------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529C shares, July 31, 2002, through April 30, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004 is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for, mortgage-backed securities, derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                                  4/30/04            4/30/03
Distributions declared from ordinary
income                                        $41,562,300        $34,033,319
------------------------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income decreased by $9,749,956 and accumulated net realized loss on investments increased by $9,749,956 due to differences between book and tax accounting for amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of April 30, 2004, the components of accumulated losses on a tax basis were as follows:

      Undistributed ordinary income                             $712,331
      ------------------------------------------------------------------
      Capital loss carryforward                              (32,571,657)
      ------------------------------------------------------------------
      Post-October capital loss deferral                      (3,854,927)
      ------------------------------------------------------------------
      Unrealized depreciation                                 (3,833,841)
      ------------------------------------------------------------------
      Other temporary differences                             (3,326,552)
      ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

      EXPIRATION DATE

      April 30, 2005                                         $(2,906,238)*
      ------------------------------------------------------------------
      April 30, 2006                                          (1,767,089)*
      ------------------------------------------------------------------
      April 30, 2007                                          (4,524,994)*
      ------------------------------------------------------------------
      April 30, 2008                                          (4,772,473)*
      ------------------------------------------------------------------
      April 30, 2009                                          (2,874,797)
      ------------------------------------------------------------------
      April 30, 2011                                          (8,907,285)
      ------------------------------------------------------------------
      April 30, 2012                                          (6,818,781)
      ------------------------------------------------------------------
      Total                                                 $(32,571,657)
      ------------------------------------------------------------------

* Includes amounts associated with the May 19, 2000 acquisition of MFS Intermediate Income Fund. The total capital loss carryforward related to the acquisition was $5,976,273.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. From May 1, 2003 to February 29, 2004, MFS reduced the management fee to 0.35% of average daily net assets. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the year ended April 30, 2004 were 0.33% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Trustees. Included in Trustees' compensation is a pension expense of $2,135 for retired trustees for the year ended April 30, 2004.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                    0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

Effective April 1, 2004 the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $94,644, equivalent to 0.0092% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $105,590 and $2,488 for the year ended April 30, 2004 as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                               CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2
Distribution Fee                                 0.10%          0.75%          0.75%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.35%          1.00%          1.00%          0.50%          0.50%
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C
Distribution Fee                                 0.25%          0.75%          0.75%
------------------------------------------------------------------------------------------------------------------
Service Fee                                      0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                          0.50%          1.00%          1.00%
------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended April
30th, 2004, amounted to:

                                               CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2
Service Fee Retained by MFD                    $20,398           $421           $626            $28            $50
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C
Service Fee Retained by MFD                        $27            $13            $35
------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. A portion of the Class A service fee is being paid by the fund. The remaining 0.10% per annum of Class A service fee not currently being charged will be implemented on such date as the Trustees of the
Trust may determine.

A portion of the Class R1 and Class R2 distribution fee (0.10%) is currently being waived.

A portion of the Class 529A distribution fee (0.10%) is being paid by the fund. Payment of the remaining 0.15%
per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine. A portion of the Class 529A service fee (0.10%) is currently being waived.

Except in the case of the 0.25% per annum Class B and Class 529B service fees paid upon sale of Class B and
Class 529B shares in the first year, the Class B and Class 529B service fee is 0.15% per annum and may be increased to 0.25% per annum on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended April 30, 2004, were as follows:

                                               CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2
Effective Annual Percentage Rates                0.15%          0.94%          1.00%          0.40%          0.40%
------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A     CLASS 529B     CLASS 529C
Effective Annual Percentage Rates                0.25%          0.97%          1.00%
------------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C
Contingent Deferred Sales Charges
Imposed                                     $74,007       $743,020       $394,157             $77             $50
------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $1,123,781 for shareholder services which equated to 0.11% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $226,475 for the year ended April 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                        $167,748,001    $229,704,441
------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $323,553,981    $198,849,379
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                 $997,805,905
         -----------------------------------------------------------
         Gross unrealized depreciation                  $(12,301,515)
         -----------------------------------------------------------
         Gross unrealized appreciation                     8,467,674
         -----------------------------------------------------------
         Net unrealized depreciation                     $(3,833,841)
         -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 4/30/04                  Year ended 4/30/03
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES
Shares sold                             42,451,131       $288,709,511       50,528,040       $345,478,580
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            2,308,221         15,696,402        1,945,280         13,307,478
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (39,936,851)      (271,131,160)     (23,998,763)      (164,006,416)
----------------------------------------------------------------------------------------------------------
Net increase                             4,822,501        $33,274,753       28,474,557       $194,779,642
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              9,396,698        $63,731,101       26,906,225       $183,263,812
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              897,317          6,080,697          834,359          5,685,818
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (16,278,034)      (110,175,309)      (9,644,667)       (65,630,804)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (5,984,019)      $(40,363,511)      18,095,917       $123,318,826
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             16,758,004       $114,093,178       25,915,682       $177,058,161
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              600,758          4,080,691          387,484          2,648,594
----------------------------------------------------------------------------------------------------------
Shares reacquired                      (15,698,160)      (106,449,141)      (7,294,777)       (49,774,026)
----------------------------------------------------------------------------------------------------------
Net increase                             1,660,602        $11,724,728       19,008,389       $129,932,729
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              7,633,707        $51,767,185        4,086,620        $27,842,713
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              354,608          2,398,624           58,886            401,769
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (188,852)        (1,276,577)         (85,133)          (579,262)
----------------------------------------------------------------------------------------------------------
Net increase                             7,799,463        $52,889,232        4,060,373        $27,665,220
----------------------------------------------------------------------------------------------------------

                                            Year ended 4/30/04                Period ended 4/30/03*
                                        SHARES            AMOUNT            SHARES            AMOUNT

CLASS R1 SHARES
Shares sold                                166,965         $1,139,515           12,271            $84,049
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                2,468             16,742              126                866
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (71,724)          (489,394)              --                 --
----------------------------------------------------------------------------------------------------------
Net increase                                97,709           $666,863           12,397            $84,915
----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R1, December 31, 2002, through April 30, 2003.

                                          Period ended 4/30/04**
                                        SHARES            AMOUNT

CLASS R2 SHARES
Shares sold                                 14,416            $97,594
------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  188              1,270
------------------------------------------------------------------------
Net increase                                14,604            $98,864
------------------------------------------------------------------------

                                            Year ended 4/30/04               Period ended 4/30/03***
                                        SHARES            AMOUNT            SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                200,329         $1,360,457          146,500         $1,004,256
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                7,517             51,103            1,356              9,301
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (107,861)          (730,823)            (626)            (4,289)
----------------------------------------------------------------------------------------------------------
Net increase                                99,985           $680,737          147,230         $1,009,268
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                 43,344           $293,303           81,851           $557,176
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                3,180             21,495              948              6,460
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (15,203)          (102,617)          (6,026)           (41,019)
----------------------------------------------------------------------------------------------------------
Net increase                                31,321           $212,181           76,773           $522,617
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                147,748         $1,002,626          106,109           $725,171
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                4,962             33,674              885              6,054
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (45,083)          (306,680)             (39)              (264)
----------------------------------------------------------------------------------------------------------
Net increase                               107,627           $729,620          106,955           $730,961
----------------------------------------------------------------------------------------------------------
 ** For the period from the inception of Class R2, October 31, 2003, through April 30, 2004.
*** For the period from the inception of Class 529A, 529B, and 529C, July 31, 2002, through April 30, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2004 was $6,511 and is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                                                  UNREALIZED
DESCRIPTION                                    EXPIRATION       CONTRACTS        POSITION       APPRECIATION

U.S. Treasury 5-Year Notes                      June 2004             673           Short         $1,023,170
-------------------------------------------------------------------------------------------------------------

At April 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and Shareholders of
MFS Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Fund (a portfolio of MFS Series Trust IX (the "Trust")) as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to present fairly, in all material respects, the financial position of the MFS Limited Maturity Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       ------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                  CUSTODIANS
Massachusetts Financial Services                    State Street Bank and Trust Company
Company                                             225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                          JP Morgan Chase Bank
                                                    One Chase Manhattan Plaza
DISTRIBUTOR                                         New York, NY 10081
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA                     AUDITORS
02116-3741                                          Deloitte & Touche LLP
                                                    200 Berkeley Street, Boston, MA 02116
PORTFOLIO MANAGER
James J. Calmas

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MQL-ANN-6/04 74M

MFS(R) Mutual Funds

ANNUAL REPORT 4/30/04

MFS(R) INTERMEDIATE
INVESTMENT GRADE
BOND FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND

The fund seeks to provide as high a level of current income as the investment adviser believes is consistent with prudent investment risk. The fund's secondary objective is to protect shareholders' capital.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              30
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     42
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            54
----------------------------------------------------
TRUSTEES AND OFFICERS                             55
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       59
----------------------------------------------------
FEDERAL TAX INFORMATION                           60
----------------------------------------------------
CONTACT INFORMATION                               61
----------------------------------------------------
ASSET ALLOCATION                                  62

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to over 50 in April 2004. During that same period, we doubled the average investment experience of our new domestic equity analysts, from 2.6 years to
5.3 years, by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified four senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers will be taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group will work with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team will work with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This Committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability, both in terms of people and assets under management. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one member of our investment team has voluntarily left the firm over the past six months, based on a decision to retire from the industry. Similarly, our firm's assets under management have remained quite steady in the midst of a challenging environment.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The recent enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    CEO, President, and Chief Investment Officer
    MFS Investment Management(R)

    May 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the one-year period ended April 30, 2004, 5-year U.S. Treasury bond yields rose more than 80 basis points (a basis point is 0.01% of yield). The path upward, however, was marked by significant volatility in the overall bond market.

In early 2003 and into the first half of the period, we saw a confluence of factors that were positive for bond prices and caused rates to decline. Geopolitical uncertainty and a weak U.S. economy were among the factors that pushed interest rates down to four-decade lows by June of 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Over the summer of 2003 and into early September, bond prices declined as rates rose sharply.

In the fall and winter of 2003, however, bond prices revived as several factors combined to drive rates down again. Economic reports indicated that inflation was well contained while job growth remained weak. Although most other measures indicated the U.S. economy was improving, we believe investors were concerned that consumer spending might falter because laid-off workers were not finding new jobs. The Federal Reserve Board (the Fed) appeared to sum up the situation in its statements that interest rates could remain low for the foreseeable future.

As the period came to a close in March and April of 2004, bonds reversed direction again. Long-term rates climbed sharply as the United States finally began to experience strong job growth, and the market began to anticipate that a Fed rate increase was imminent. Just after the period ended, the Fed's press release after its May 4 meeting contained the first indication in several years that the federal funds rate was indeed going up: "At this juncture, ... the [Federal Open Market] Committee believes that policy accommodation can be removed at a pace that is likely to be measured."

The accelerating U.S. recovery over the period was generally positive for corporate bonds. Growth in GDP (gross domestic product), business profits, and other measures pointed toward improving corporate fundamentals - business factors such as earnings and cash flow growth.

In response, we believe investors moved away from the risk aversion or "flight to quality" that had characterized the bond market in late 2002 and early 2003. Riskier, lower-rated bonds showed the best performance over the period. With Treasury yields at four-decade lows, investors sought out higher-yielding corporate and other debt. This caused spreads - the differences between corporate yields and Treasury yields - to tighten (decrease) over the period. High-grade corporate debt outperformed Treasuries. Within categories, lower-rated bonds generally outperformed higher-rated issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and Treasuries. (The principal value and interest on Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

CONTRIBUTORS TO PERFORMANCE

Our overweighting in corporate bonds contributed to fund performance because of corporate bonds' yield advantage over similar maturity U.S. Treasury bonds and because spreads tightened during the period. Our large weightings in banks and finance companies, which performed well, were particularly helpful.

We also continued to hold the debt of automotive finance companies, which rebounded during this time period.

DETRACTORS FROM PERFORMANCE

Mortgage-backed securities were a slight detractor because of pre-payments. As mortgage rates fell for much of the period, prepayments - from homeowners refinancing their mortgages at lower rates - increased. (Prepayments are bad for holders of existing bonds because the proceeds from prepayments will be reinvested at lower prevailing rates.)

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. Past performance is no guarantee of future results. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operatons, December 31, 1998, through April 30, 2004. Index information is from January 1, 1999.)

            MFS Intermediate       Lehman Brothers          Lehman Brothers
            Investment Grade        Intermediate         Inermediate Government/
          Bond Fund - Class A       Credit Index            Credit Index

1/99         $ 9,525                  $10,000                 $10,000
4/99           9,567                   10,040                  10,012
4/00           9,722                   10,082                  10,166
4/01          10,950                   11,377                  11,399
4/02          11,767                   12,182                  12,217
4/03          13,014                   13,740                  13,532
4/04          13,309                   14,199                  13,806

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                         Class
   Share class      inception date        1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A             12/31/1998          2.27%      6.72%     6.83%     6.48%
------------------------------------------------------------------------------
        B             03/01/2002          1.41%      6.07%     6.44%     6.11%
------------------------------------------------------------------------------
        C             03/01/2002          1.51%      6.10%     6.45%     6.13%
------------------------------------------------------------------------------
        I             12/31/1998          2.52%      6.87%     6.92%     6.54%
------------------------------------------------------------------------------
       R1             12/31/2002          1.92%      6.56%     6.73%     6.39%
------------------------------------------------------------------------------
       R2             10/31/2003          1.97%      6.61%     6.76%     6.42%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average intermediate investment
grade debt fund+                          1.91%      5.89%     5.86%     5.43%
------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Index#                  2.03%      6.60%     6.64%     6.23%
------------------------------------------------------------------------------
Lehman Brothers Intermediate Credit
Index#                                    3.34%      7.67%     7.18%     6.79%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

   Share class
------------------------------------------------------------------------------
        A                                -2.58%      5.00%     5.79%     5.51%
------------------------------------------------------------------------------
        B                                -2.50%      5.17%     6.12%     5.97%
------------------------------------------------------------------------------
        C                                 0.53%      6.10%     6.45%     6.13%
------------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
        A                                 2.27%     21.55%    39.12%    39.73%
------------------------------------------------------------------------------
        B                                 1.41%     19.34%    36.60%    37.19%
------------------------------------------------------------------------------
        C                                 1.51%     19.43%    36.70%    37.30%
------------------------------------------------------------------------------
        I                                 2.52%     22.07%    39.72%    40.19%
------------------------------------------------------------------------------
       R1                                 1.92%     20.98%    38.48%    39.08%
------------------------------------------------------------------------------
       R2                                 1.97%     21.18%    38.71%    39.31%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, December 31, 199 8, through April 30, 2004. Index information is from January 1, 1999.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX - measures the performance of the investment-grade bond market and includes bonds with maturities up to 10 years.

THE LEHMAN BROTHERS INTERMEDIATE CREDIT INDEX - measures the performance of the U.S. intermediate-term, investment-grade bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Prior to March 1, 2002, the fund was available only to MFS employees and had limited assets. Between February 1, 1999 and March 1, 2002, a significant portion of the fund's fees and expenses were waived or paid for by the adviser. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Through the date shown, average annual returns without sales charges for Class A would have been 6.50%, 6.43% and 6.07%, respectively, for the 3 year, 5 year and life periods; for Class B, 5.85%, 6.04% and 5.71%; for Class C, 5.88%, 6.06% and 5.72%; for Class I, 6.70%, 6.61% and 6.23%; for
Class R1, 6.33%, 6.33% and 5.98%; and for Class R2, 6.39%, 6.36% and 6.01%.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 4/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.5%
----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)             $ VALUE
----------------------------------------------------------------------------------------------
U.S. Bonds - 86.1%
----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.5%
----------------------------------------------------------------------------------------------
Clear Channel Communications Co., 4.625%, 2008                         $1,030       $1,050,644
----------------------------------------------------------------------------------------------

Aerospace - 0.9%
----------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                               $1,010       $1,076,254
----------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75%, 2007                                         690          733,486
----------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7%, 2006                                          280          301,545
----------------------------------------------------------------------------------------------
                                                                                    $2,111,285
----------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------
American Airlines, 3.857%, 2010                                          $391         $381,216
----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                   72           69,898
----------------------------------------------------------------------------------------------
                                                                                      $451,114
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008##                                      $1,700       $1,705,848
----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 16.8%
----------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007##                                    $1,200       $1,192,357
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 5.37%, 2008                     562          577,379
----------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                   2,000        2,032,466
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.177%, 2005                        850          853,420
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.02%, 2033                       1,000          991,596
----------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., 3.027%, 2033                        750          752,262
----------------------------------------------------------------------------------------------
Argent Securities, Inc., 2.8%, 2033                                     1,500        1,500,776
----------------------------------------------------------------------------------------------
Brazilian Diversified Payment Rights, 1.78%, 2008##                       500          500,000
----------------------------------------------------------------------------------------------
CNH Equipment Trust, 1.35%, 2006                                           12           11,828
----------------------------------------------------------------------------------------------
CNH Equipment Trust, 4.3%, 2008                                             5            4,767
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                 130          131,234
----------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009                                   221          221,030
----------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                          150          159,955
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                               295          304,208
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                               600          589,817
----------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                             1,000          993,048
----------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, 3.15%, 2008                            176          177,382
----------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                   240          259,707
----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                          500          534,517
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.8%, 2006                          195          200,090
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                          30           32,302
----------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                       1,070        1,199,818
----------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 1.1471%, 2020^^##                      5,671          312,040
----------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.78%, 2009                             520          561,508
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                            100              799
----------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                              1,000        1,143,750
----------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, 4.21%, 2005                                  0(+)              202
----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                   825          887,416
----------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.77%, 2008##                               400          394,500
----------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                700          694,904
----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8551%, 2023^^                             1,155          214,124
----------------------------------------------------------------------------------------------
First Auto Receivables Group Trust, 2.436%, 2007##                        650          651,422
----------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
1.2186%, 2043^^##                                                       8,541          448,520
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                             1,465        1,586,427
----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                               500          544,541
----------------------------------------------------------------------------------------------
Fortress CBO Investments I, Ltd., 1.9%, 2004                              535          534,916
----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2023                                                 750          750,406
----------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                        3            3,447
----------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                   400          403,661
----------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, 1.55%, 2012                              73           73,598
----------------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust, 2.8%, 2007##                              350          352,686
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.9%, 2006                                  101          102,176
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 2.33%, 2007                               1,290        1,295,915
----------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                 135          136,001
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
6.613%, 2030                                                              630          685,685
----------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp.,
7.325%, 2031                                                               13           13,825
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2008          1,000        1,088,146
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.7613%, 2023^^                                                         7,685          192,938
----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031             70           77,657
----------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, 2.841%, 2010                           796          797,741
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                       487          522,621
----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 7.0426%, 2030                     170          183,372
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.01%, 2030                             3            3,580
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 6.48%, 2030                           500          544,512
----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, 1.1837%, 2031^^                     4,580          176,005
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.663%, 2008                              275          300,505
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.074%, 2031^^                          2,510           73,509
----------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                              600          651,126
----------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                        761          842,004
----------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                   500          547,066
----------------------------------------------------------------------------------------------
PSEG Transition Funding LLC, 5.74%, 2007                                    6            5,799
----------------------------------------------------------------------------------------------
Putnam Structured Product Funding, 1.55%, 2008##                          686          686,441
----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.18%, 2027                           1,500        1,505,657
----------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                             300          303,127
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022##                                   1,000          990,040
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.25%, 2032##                                     500          500,700
----------------------------------------------------------------------------------------------
SLM Student Loan Trust, 3.39%, 2033                                       650          642,891
----------------------------------------------------------------------------------------------
TIAA Real Estate CDO, Ltd., 7.17%, 2032##                                 581          625,157
----------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.44%, 2043                          337          337,036
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 2.48%, 2008                               1,000          999,549
----------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                 520          526,231
----------------------------------------------------------------------------------------------
Vanderbilt Mortgage & Finance, Inc., 5.17%, 2014                            4            3,840
----------------------------------------------------------------------------------------------
WFS Financial, Inc., 2.39%, 2007                                          400          401,592
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.112%, 2033                                     383          382,509
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.177%, 2033                                     450          449,987
----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.567%, 2033                                     235          235,297
----------------------------------------------------------------------------------------------
                                                                                   $39,609,063
----------------------------------------------------------------------------------------------
Automotive - 3.1%
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.4%, 2005                          $600         $622,882
----------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.4%, 2006                           750          797,969
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.875%, 2006                                     1,568        1,659,690
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.25%, 2011                                        125          132,639
----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                           750          771,323
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.625%, 2004                               5            5,036
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.5%, 2006                               800          817,332
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                             810          854,805
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2006                              350          370,617
----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                              433          465,456
----------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                          293          311,562
----------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                   450          473,625
----------------------------------------------------------------------------------------------
                                                                                    $7,282,936
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.5%
----------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                      $1,250       $1,437,368
----------------------------------------------------------------------------------------------
Bayerische Landesbank, 1.14%, 2005                                        275          275,139
----------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 6.375%, 2005                          400          424,174
----------------------------------------------------------------------------------------------
Citigroup, Inc., 7.25%, 2010                                              275          314,088
----------------------------------------------------------------------------------------------
Commercial Credit Co., 6.25%, 2008                                        750          813,748
----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 5.875%, 2006                        535          570,033
----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.625%, 2008                         43           44,264
----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.125%, 2011                        160          171,221
----------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 6.5%, 2012                        1,000        1,092,269
----------------------------------------------------------------------------------------------
NCNB Texas National, 9.5%, 2004                                            75           75,441
----------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 4.59% to 2049##                      950        1,095,542
----------------------------------------------------------------------------------------------
NationsBank Corp., 6.5%, 2006                                             200          213,929
----------------------------------------------------------------------------------------------
NationsBank Corp., 7.5%, 2006                                             125          137,539
----------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                 605          647,453
----------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                 750          741,218
----------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 3.942% to 2049##                 1,444        1,619,589
----------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
4.53% to 2049##                                                           717          875,450
----------------------------------------------------------------------------------------------
Wachovia Bank NA, 7.8%, 2010                                              250          295,703
----------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                            1,150        1,111,265
----------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                700          753,852
----------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                            200          220,581
----------------------------------------------------------------------------------------------
                                                                                   $12,929,866
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 8.375%, 2007                         $350         $396,776
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 5.85%, 2010                         1,000        1,050,071
----------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                             4            4,384
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.5%, 2004                                      422          428,769
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 3.875%, 2008                                    500          490,752
----------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.125%, 2012                                    503          557,032
----------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                      150          191,491
----------------------------------------------------------------------------------------------
                                                                                    $3,119,275
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.625%, 2005                                  $275         $293,247
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                   1,650        1,701,165
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 11.625%, 2005                             400          437,445
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                               120          136,869
----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 4%, 2008                                  250          252,365
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 2.47%, 2006                                    400          400,810
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.8%, 2007                                    675          721,011
----------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                 1,000          934,290
----------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.875%, 2006                         300          319,469
----------------------------------------------------------------------------------------------
                                                                                    $5,196,671
----------------------------------------------------------------------------------------------
Building - 0.6%
----------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                   $1,250       $1,391,635
----------------------------------------------------------------------------------------------
Masco Corp., 6.75%, 2006                                                  100          107,240
----------------------------------------------------------------------------------------------
                                                                                    $1,498,875
----------------------------------------------------------------------------------------------
Chemicals - 0.5%
----------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                          $500         $526,190
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                181          188,755
----------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                             350          372,058
----------------------------------------------------------------------------------------------
                                                                                    $1,087,003
----------------------------------------------------------------------------------------------
Conglomerates - 1.1%
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                $15          $15,858
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 5%, 2007                                1,044        1,094,715
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                133          152,488
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.5%, 2008                                450          446,014
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                 533          559,185
----------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                200          215,687
----------------------------------------------------------------------------------------------
                                                                                    $2,483,947
----------------------------------------------------------------------------------------------
Consumer Cyclical - 0.4%
----------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                              $155         $167,956
----------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                790          851,595
----------------------------------------------------------------------------------------------
                                                                                    $1,019,551
----------------------------------------------------------------------------------------------
Containers - 0%
----------------------------------------------------------------------------------------------
Tenneco Packaging Corp., 7.2%, 2005                                       $80          $85,914
----------------------------------------------------------------------------------------------

Defense Electronics - 0%
----------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                 $20          $21,529
----------------------------------------------------------------------------------------------

Energy - Independent - 0.1%
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                         $275         $290,745
----------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                           45           45,975
----------------------------------------------------------------------------------------------
                                                                                      $336,720
----------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
----------------------------------------------------------------------------------------------
Amerada Hess Corp., 5.9%, 2006                                           $925         $972,813
----------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45%, 2006                                           210          223,367
----------------------------------------------------------------------------------------------
                                                                                    $1,196,180
----------------------------------------------------------------------------------------------
Entertainment - 1.8%
----------------------------------------------------------------------------------------------
Liberty Media Corp., 2.61%, 2006                                       $1,150       $1,170,107
----------------------------------------------------------------------------------------------
News Media Holdings, Inc., 4.75%, 2010                                  1,000          999,908
----------------------------------------------------------------------------------------------
Time Warner, Inc., 7.975%, 2004                                           228          231,997
----------------------------------------------------------------------------------------------
Time Warner, Inc., 5.625%, 2005                                         1,129        1,169,970
----------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                           100          109,326
----------------------------------------------------------------------------------------------
Viacom, Inc., 7.75%, 2005                                                 105          111,459
----------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                              490          523,037
----------------------------------------------------------------------------------------------
                                                                                    $4,315,804
----------------------------------------------------------------------------------------------
Financial Institutions - 2.1%
----------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                            $400         $425,386
----------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                             384          380,528
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.85%, 2004                                  78           78,480
----------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2006 - 2007                         1,090        1,147,506
----------------------------------------------------------------------------------------------
Household Finance Corp., 8%, 2005                                         120          127,066
----------------------------------------------------------------------------------------------
Household Finance Corp., 4.125%, 2008                                   1,500        1,499,358
----------------------------------------------------------------------------------------------
Household Finance Corp., 4.625%, 2008                                     350          359,945
----------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                       20           22,143
----------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                         170          190,465
----------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                       368          365,632
----------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                   400          405,576
----------------------------------------------------------------------------------------------
                                                                                    $5,002,085
----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                                 $550         $547,339
----------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                             750          795,209
----------------------------------------------------------------------------------------------
Kellogg Co., 6%, 2006                                                     205          217,621
----------------------------------------------------------------------------------------------
PepsiAmericas, Inc., 3.875%, 2007                                         400          405,371
----------------------------------------------------------------------------------------------
Tyson Foods, Inc., 6.625%, 2004                                           205          208,247
----------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                            560          651,626
----------------------------------------------------------------------------------------------
Whitman Corp., 6%, 2004                                                   200          200,000
----------------------------------------------------------------------------------------------
                                                                                    $3,025,413
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
----------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                          $345         $374,341
----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.5%, 2005                                              810          834,669
----------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                              80           87,700
----------------------------------------------------------------------------------------------
                                                                                    $1,296,710
----------------------------------------------------------------------------------------------
Gaming & Lodging - 0%
----------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                $85          $93,791
----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                3            3,383
----------------------------------------------------------------------------------------------
                                                                                       $97,174
----------------------------------------------------------------------------------------------
Industrial - 0.3%
----------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                            $700         $733,575
----------------------------------------------------------------------------------------------

Insurance - 1.8%
----------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                      $260         $274,223
----------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.1%, 2007##                                        375          393,461
----------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007##                              1,000        1,010,651
----------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009##                            1,250        1,219,369
----------------------------------------------------------------------------------------------
MetLife, Inc., 3.911%, 2005                                               300          305,254
----------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                               300          304,577
----------------------------------------------------------------------------------------------
Prudential Financial, Inc., 3.75%, 2008                                   400          397,508
----------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                   335          374,501
----------------------------------------------------------------------------------------------
                                                                                    $4,279,544
----------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.2%
----------------------------------------------------------------------------------------------
Allstate Corp., 7.2%, 2009                                               $225         $258,757
----------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                    997        1,002,760
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                       150          155,247
----------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                  930          949,049
----------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                300          307,124
----------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                  85           96,703
----------------------------------------------------------------------------------------------
                                                                                    $2,769,640
----------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
----------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                          $460         $490,975
----------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                              410          437,107
----------------------------------------------------------------------------------------------
                                                                                      $928,082
----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
----------------------------------------------------------------------------------------------
HCA Healthcare Co., 7.125%, 2006                                         $360         $382,786
----------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                    640          734,362
----------------------------------------------------------------------------------------------
                                                                                    $1,117,148
----------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
----------------------------------------------------------------------------------------------
Baxter International, Inc., 5.25%, 2007                                  $650         $682,949
----------------------------------------------------------------------------------------------

Metals & Mining - 0.2%
----------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                          $395         $476,377
----------------------------------------------------------------------------------------------

Mortgage Backed - 8.3%
----------------------------------------------------------------------------------------------
Fannie Mae, 7.085%, 2006                                                 $115         $123,023
----------------------------------------------------------------------------------------------
Fannie Mae, 7.29%, 2006                                                    45           48,141
----------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                   185          191,230
----------------------------------------------------------------------------------------------
Fannie Mae, 5.92%, 2009                                                 1,308        1,404,132
----------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                   71           75,674
----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                        3            3,687
----------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2015                                                      2            2,043
----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2050                                           2,563        2,618,760
----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                      290          303,175
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                    200          211,559
----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                  1,187        1,169,816
----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                    2,337        2,353,670
----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                     181          189,149
----------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2033                                          1,998        2,014,913
----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2034                                            5,012        4,997,407
----------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019                                                 2,982        2,941,527
----------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                  117          120,839
----------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033                                                      769          788,366
----------------------------------------------------------------------------------------------
                                                                                   $19,557,111
----------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
----------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                         $750         $845,812
----------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.6%
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 8%, 2005                                $15          $15,715
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                             120          126,471
----------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                             110          120,318
----------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                         1,000        1,097,107
----------------------------------------------------------------------------------------------
                                                                                    $1,359,611
----------------------------------------------------------------------------------------------
Oil Services - 0.4%
----------------------------------------------------------------------------------------------
Halliburton Co., 2.65%, 2005                                             $300         $303,475
----------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                               700          715,366
----------------------------------------------------------------------------------------------
                                                                                    $1,018,841
----------------------------------------------------------------------------------------------
Oils - 0.3%
----------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125%, 2007                                        $635         $682,297
----------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                          15           16,587
----------------------------------------------------------------------------------------------
                                                                                      $698,884
----------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.2%
----------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875%, 2010                                        $500         $519,309
----------------------------------------------------------------------------------------------

Pharmaceuticals - 1.4%
----------------------------------------------------------------------------------------------
Schering-Plough Corp., 5.3%, 2013                                      $1,750       $1,747,197
----------------------------------------------------------------------------------------------
Wyeth, 4.375%, 2008                                                       650          656,087
----------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2014                                                       1,000          996,837
----------------------------------------------------------------------------------------------
                                                                                    $3,400,121
----------------------------------------------------------------------------------------------
Pollution Control - 0.4%
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2004 - 2006                                  $555         $571,927
----------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                       57           64,800
----------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                      250          268,420
----------------------------------------------------------------------------------------------
                                                                                      $905,147
----------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
----------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                $365         $393,093
----------------------------------------------------------------------------------------------

Real Estate - 1.7%
----------------------------------------------------------------------------------------------
EOP Operating LP, 7.75%, 2007                                            $655         $741,434
----------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                              885          977,365
----------------------------------------------------------------------------------------------
Highwoods Properties, Inc., 7.19%, 2004##                                 200          200,672
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 7.5%, 2006                                            300          332,873
----------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                              250          262,735
----------------------------------------------------------------------------------------------
Rouse Co., 3.625%, 2009                                                   373          357,462
----------------------------------------------------------------------------------------------
Simon Debartolo Group LP, 6.75%, 2004                                     120          121,188
----------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                     125          136,715
----------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                        730          779,359
----------------------------------------------------------------------------------------------
                                                                                    $3,909,803
----------------------------------------------------------------------------------------------
Restaurants - 0.4%
----------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                          $750         $914,280
----------------------------------------------------------------------------------------------

Supermarkets - 0.4%
----------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                   $815         $918,002
----------------------------------------------------------------------------------------------

Supranational - 0.5%
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.75%, 2005                               $120         $124,526
----------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                               200          219,751
----------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development,
4.77%, 2005                                                               750          768,840
----------------------------------------------------------------------------------------------
                                                                                    $1,113,117
----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.5%
----------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                  $793         $854,489
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 6%, 2007                                          1,300        1,381,868
----------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                      1,000        1,127,680
----------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                      530          564,650
----------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                    1,875        2,050,804
----------------------------------------------------------------------------------------------
                                                                                    $5,979,491
----------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                             $568         $604,633
----------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                         125          125,313
----------------------------------------------------------------------------------------------
                                                                                      $729,946
----------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
----------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                 $100         $127,987
----------------------------------------------------------------------------------------------

U.S. Government Agencies - 6.6%
----------------------------------------------------------------------------------------------
AID to Israel, 6.6%, 2008                                                 $15          $16,105
----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2004                                                    250          253,839
----------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                 2,425        2,794,696
----------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                 1,000        1,008,364
----------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                  315          343,030
----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                     1,700        1,691,692
----------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                     325          344,841
----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                               3,000        3,152,193
----------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                               3,750        4,261,545
----------------------------------------------------------------------------------------------
SLM Corp., 5.25%, 2006                                                    325          342,010
----------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                              1,000          984,818
----------------------------------------------------------------------------------------------
U.S. Department of Veteran Affairs, 6%, 2021                              225          231,124
----------------------------------------------------------------------------------------------
                                                                                   $15,424,257
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.4%
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006 - 2010                                 $5,250       $5,913,645
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.25%, 2007                                          375          369,932
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                           2,100        2,094,832
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                         500          521,387
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007###                                    4,195        4,602,536
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                         110          107,138
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                         5,000        5,408,775
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5%, 2011                                           2,450        2,575,945
----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                             625          600,391
----------------------------------------------------------------------------------------------
                                                                                   $22,194,581
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.8%
----------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                    $225         $256,259
----------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                           1,100        1,182,040
----------------------------------------------------------------------------------------------
DTE Energy Co., 6%, 2004                                                  188          188,594
----------------------------------------------------------------------------------------------
DTE Energy Co., 6.45%, 2006                                               750          796,767
----------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                               750          826,489
----------------------------------------------------------------------------------------------
Dominion Resources, Inc., 2.8%, 2005                                      400          402,812
----------------------------------------------------------------------------------------------
Entergy Mississippi, Inc., 6.2%, 2004                                      10           10,000
----------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                  1,225        1,364,765
----------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25%, 2006                                      500          505,423
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                             600          626,063
----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                            540          568,511
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                             310          316,854
----------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                               119          116,010
----------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                  696          706,890
----------------------------------------------------------------------------------------------
Nisource Finance Corp., 7.625%, 2005                                      180          193,345
----------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                     325          340,388
----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                     189          197,505
----------------------------------------------------------------------------------------------
PSEG Power LLC, 6.875%, 2006                                              430          461,657
----------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                               450          518,104
----------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                    607          588,800
----------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                        610          649,786
----------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                           1,047        1,034,174
----------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 6.125%, 2008                                          375          399,992
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                               363          381,997
----------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                               1,226        1,209,910
----------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875%, 2006                                    1,967        2,080,299
----------------------------------------------------------------------------------------------
                                                                                   $15,923,434
----------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
----------------------------------------------------------------------------------------------
Keyspan Corp., 6.15%, 2006                                               $175         $186,646
----------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                        241          255,706
----------------------------------------------------------------------------------------------
                                                                                      $442,352
----------------------------------------------------------------------------------------------
Wireless Communications - 0.2%
----------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                $236         $255,368
----------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                                183          193,105
----------------------------------------------------------------------------------------------
                                                                                      $448,473
----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                  $202,734,574
----------------------------------------------------------------------------------------------

Foreign Bonds - 12.4%
----------------------------------------------------------------------------------------------
Australia - 0.1%
----------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust,
1.36%, 2029 (Asset Backed & Securitized)                                 $309         $309,526
----------------------------------------------------------------------------------------------

Brazil - 0.1%
----------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011
(Asset Backed & Securitized)##                                           $310         $299,150
----------------------------------------------------------------------------------------------

Canada - 1.7%
----------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011 (Energy -
Independent)                                                             $200         $216,357
----------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011 (International Market Sovereign)                 265          292,354
----------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006 (International Market
Sovereign)                                                                475          489,926
----------------------------------------------------------------------------------------------
Province of New Brunswick, 3.5%, 2007 (International
Market Sovereign)                                                         500          504,161
----------------------------------------------------------------------------------------------
Province of Ontario, 7%, 2005 (International Market
Sovereign)                                                                 80           85,059
----------------------------------------------------------------------------------------------
Province of Ontario, 6%, 2006 (International Market
Sovereign)                                                              1,200        1,270,568
----------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007 (Telecommunications - Wireline)                   850          939,286
----------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011 (Telecommunications - Wireline)                     225          260,991
----------------------------------------------------------------------------------------------
                                                                                    $4,058,702
----------------------------------------------------------------------------------------------
Cayman Islands - 0.3%
----------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011,
4.38% to 2049 (Banks & Credit Companies)##                               $635         $718,207
----------------------------------------------------------------------------------------------

Chile - 0.6%
----------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012
(Metals & Mining)##                                                      $250         $267,064
----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                              750          804,720
----------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011 (Utilities -
Electric Power)                                                           300          340,653
----------------------------------------------------------------------------------------------
                                                                                    $1,412,437
----------------------------------------------------------------------------------------------
El Salvador - 0.3%
----------------------------------------------------------------------------------------------
Republic of El Salvador, 9.5%, 2006 (Emerging Market
Sovereign)+                                                              $550         $607,750
----------------------------------------------------------------------------------------------

France - 0.6%
----------------------------------------------------------------------------------------------
France Telecom S.A., 8.2%, 2006 (Telecommunications -
Wireline)                                                                $905         $984,319
----------------------------------------------------------------------------------------------
France Telecom S.A., 8.75%, 2011 (Telecommunications -
Wireline)                                                                 300          354,659
----------------------------------------------------------------------------------------------
                                                                                    $1,338,978
----------------------------------------------------------------------------------------------
Germany - 1.2%
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2005
(Telecommunications - Wireline)                                          $665         $707,869
----------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013
(Telecommunications - Wireline)                                           200          198,529
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 9.4%, 2004
(International Market Agencies)                                           205          205,813
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.5%, 2005
(International Market Agencies)                                           800          805,929
----------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005
(International Market Agencies)                                            25           25,574
----------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 2.375%, 2006
(International Market Agencies)                                           670          667,172
----------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007 (International
Market Agencies)                                                          300          314,412
----------------------------------------------------------------------------------------------
                                                                                    $2,925,298
----------------------------------------------------------------------------------------------
Ireland - 0.5%
----------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.625%, 2008 (Banks & Credit Companies)                $1,250       $1,237,600
----------------------------------------------------------------------------------------------

Israel - 0.4%
----------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014 (International Market
Sovereign)                                                             $1,000         $953,438
----------------------------------------------------------------------------------------------

Japan - 0.5%
----------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (Banks & Credit
Companies)##                                                             $784         $777,430
----------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit
Companies)                                                                480          506,838
----------------------------------------------------------------------------------------------
                                                                                    $1,284,268
----------------------------------------------------------------------------------------------
Kazakhstan - 0.3%
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)##                                                      $550         $588,587
----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks &
Credit Companies)##                                                       150          144,750
----------------------------------------------------------------------------------------------
                                                                                      $733,337
----------------------------------------------------------------------------------------------
Luxembourg - 0.4%
----------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications -
Wireline)##                                                            $1,000         $985,926
----------------------------------------------------------------------------------------------

Mexico - 0.6%
----------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks &
Credit Companies)##                                                      $165         $183,975
----------------------------------------------------------------------------------------------
Banco Mercantil S.A., 5.875%, 2014 (Banks & Credit
Companies)##                                                              750          731,250
----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014
(Emerging Market Agencies)                                                375          391,875
----------------------------------------------------------------------------------------------
                                                                                    $1,307,100
----------------------------------------------------------------------------------------------
Panama - 0.2%
----------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007 (Gaming & Lodging)##                         $500         $498,474
----------------------------------------------------------------------------------------------

South Africa - 0.4%
----------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009 (International
Market Sovereign)                                                        $750         $885,000
----------------------------------------------------------------------------------------------

South Korea - 0.7%
----------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (Emerging Market
Agencies)##                                                              $800         $779,600
----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                      750          753,750
----------------------------------------------------------------------------------------------
                                                                                    $1,533,350
----------------------------------------------------------------------------------------------
Sweden - 0.1%
----------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 3.78% to 2049 (Banks & Credit
Companies)                                                               $175         $191,102
----------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, 3.78% to 2049 (Banks & Credit
Companies)##                                                              150          163,802
----------------------------------------------------------------------------------------------
                                                                                      $354,904
----------------------------------------------------------------------------------------------
Tunisia - 0.3%
----------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012 (Emerging Market
Sovereign)                                                               $590         $647,525
----------------------------------------------------------------------------------------------

United Kingdom - 3.1%
----------------------------------------------------------------------------------------------
Abbey First National, 8.2%, 2004 (Banks & Credit
Companies)                                                               $425         $437,672
----------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 4.18% to 2049 (Banks &
Credit Companies)##                                                     1,170        1,414,363
----------------------------------------------------------------------------------------------
British Telecom PLC, 7.875%, 2005 (Telecommunications -
Wireline)                                                                 250          270,583
----------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (Food & Non-Alcoholic
Beverages)##                                                            1,200        1,187,276
----------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013 (Food & Non-
Alcoholic Beverages)##                                                    300          296,135
----------------------------------------------------------------------------------------------
Holmes Financing PLC, 1.8344%, 2040 (Asset Backed &
Securitized)                                                              470          470,000
----------------------------------------------------------------------------------------------
National Westminster Bancorp, 7.75% to 2007,
2.83% to 2049 (Banks & Credit Companies)                                  550          616,298
----------------------------------------------------------------------------------------------
Permanent Financing PLC, 4.2%, 2005 (Asset Backed &
Securitized)                                                              750          770,175
----------------------------------------------------------------------------------------------
RMAC, 1.3233%, 2036 (Asset Backed & Securitized)##                        420          420,197
----------------------------------------------------------------------------------------------
Royal Bank of Scotland, 8.817%, 2049 (Banks & Credit
Companies)                                                              1,310        1,386,613
----------------------------------------------------------------------------------------------
                                                                                    $7,269,312
----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $29,360,282
----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $232,723,542)                                       $232,094,856
----------------------------------------------------------------------------------------------

Repurchase Agreements - 1.1%
----------------------------------------------------------------------------------------------
Goldman Sachs & Co., dated 4/30/04, due 5/03/04, total to
be received $2,566,222 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                      $2,566       $2,566,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $235,289,542)                                 $234,660,856
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                  835,007
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $235,495,863
----------------------------------------------------------------------------------------------
 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted security.
(+) Principal amount was less than 500.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/04

ASSETS

Investments, at value (identified cost, $235,289,542)           $234,660,856
--------------------------------------------------------------------------------------------------
Cash                                                                 226,274
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      410,789
--------------------------------------------------------------------------------------------------
Interest receivable                                                2,578,457
--------------------------------------------------------------------------------------------------
Receivable from investment adviser                                       132
--------------------------------------------------------------------------------------------------
Total assets                                                                          $237,876,508
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $853,797
--------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures
contracts                                                              5,484
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  1,250,054
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   266,983
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       1,947
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    1,613
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                           767
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,380,645
--------------------------------------------------------------------------------------------------
Net assets                                                                            $235,495,863
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $238,440,295
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                        (619,506)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net realized gain on
investments                                                       (2,009,307)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (315,619)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $235,495,863
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               23,113,918
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                     $49,064,518
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,814,093
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.19
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.19)                                               $10.70
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $13,926,637
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,366,232
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.19
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $6,552,910
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 642,640
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.20
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $165,586,386
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              16,255,087
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.19
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $325,088
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  31,910
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.19
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $40,324
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,956
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.19
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 4/30/04

NET INVESTMENT INCOME

Interest income                                                                         $6,821,402
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $850,517
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                3,567
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         241,082
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              150,952
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              150,583
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               59,639
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                               1,046
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 100
--------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    50
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   16,078
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        65,049
--------------------------------------------------------------------------------------------------
  Printing                                                             53,232
--------------------------------------------------------------------------------------------------
  Postage                                                               3,370
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        37,456
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,448
--------------------------------------------------------------------------------------------------
  Registration fees                                                    91,018
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        19,158
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $1,746,345
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (2,807)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor        (465,636)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,277,902
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $5,543,500
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                            $312,748
--------------------------------------------------------------------------------------------------
  Futures contracts                                                     9,028
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          $321,776
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $(3,062,839)
--------------------------------------------------------------------------------------------------
  Futures contracts                                                     9,180
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                     $(3,053,659)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                        $(2,731,883)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $2,811,617
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEAR ENDED 4/30                                              2004                   2003

INCREASE IN NET ASSETS

OPERATIONS

Net investment income                                           $5,543,500             $1,518,421
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                   321,776                332,653
-------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (3,053,659)             2,406,857
---------------------------------------------------------     ------------           ------------
Increase in net assets from operations                          $2,811,617             $4,257,931
---------------------------------------------------------     ------------           ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------
  Class A                                                      $(1,917,393)           $(1,019,402)
-------------------------------------------------------------------------------------------------
  Class B                                                         (540,232)              (307,813)
-------------------------------------------------------------------------------------------------
  Class C                                                         (213,088)               (90,332)
-------------------------------------------------------------------------------------------------
  Class I                                                       (4,839,760)              (745,297)
-------------------------------------------------------------------------------------------------
  Class R1                                                          (8,517)                  (618)
-------------------------------------------------------------------------------------------------
  Class R2                                                            (765)                    --
-------------------------------------------------------------------------------------------------
From net realized gain on investments
-------------------------------------------------------------------------------------------------
  Class A                                                          (61,449)               (34,938)
-------------------------------------------------------------------------------------------------
  Class B                                                          (20,255)               (12,353)
-------------------------------------------------------------------------------------------------
  Class C                                                           (8,983)                (3,560)
-------------------------------------------------------------------------------------------------
  Class I                                                         (156,604)               (19,465)
-------------------------------------------------------------------------------------------------
  Class R1                                                            (412)                    --
-------------------------------------------------------------------------------------------------
  Class R2                                                             (56)                    --
---------------------------------------------------------     ------------           ------------
Total distributions declared to shareholders                   $(7,767,514)           $(2,233,778)
---------------------------------------------------------     ------------           ------------
Net increase in net assets from fund
share transactions                                            $136,947,741            $98,861,950
---------------------------------------------------------     ------------           ------------
Total increase in net assets                                  $131,991,844           $100,886,103
---------------------------------------------------------     ------------           ------------

NET ASSETS

At beginning of period                                        $103,504,019             $2,617,916
-------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $315,619 and $74,625,
respectively)                                                 $235,495,863           $103,504,019
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEAR ENDED 4/30
CLASS A                                              2004              2003              2002             2001            2000
Net asset value, beginning of period               $10.43             $9.92             $9.85            $9.38           $9.88
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.34             $0.35             $0.49            $0.67           $0.64
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                    (0.11)             0.68              0.23             0.48           (0.49)
---------------------------------------------     -------           -------           -------          -------         -------
Total from investment operations                    $0.23             $1.03             $0.72            $1.15           $0.15
---------------------------------------------     -------           -------           -------          -------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.46)           $(0.51)           $(0.59)          $(0.68)         $(0.65)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments             (0.01)            (0.01)               --               --              --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --             (0.06)              --              --
---------------------------------------------     -------           -------           -------          -------         -------
Total distributions declared to
shareholders                                       $(0.47)           $(0.52)           $(0.65)          $(0.68)         $(0.65)
---------------------------------------------     -------           -------           -------          -------         -------
Net asset value, end of period                     $10.19            $10.43             $9.92            $9.85           $9.38
---------------------------------------------     -------           -------           -------          -------         -------
Total return (%)(+)                                  2.27             10.59              7.47            12.63            1.62
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS A (CONTINUED)                                  2004              2003              2002             2001            2000

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):
Expenses##                                           0.74              0.75              0.41             0.03            0.04
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          3.26              3.48              5.62             7.02            6.69
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     40                79                75              133             147
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $49,065           $36,151            $1,391             $235          $1,022
------------------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by
    MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to March 1, 2002, the investment advisor contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. In addition, the investment advisor and distributor contractually waived a portion of their fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                        $0.30             $0.28            $(0.29)           $0.28           $0.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.16              1.41              9.37             4.13            4.10
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.84              2.82             (3.34)            2.92            2.63
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
FOR YEAR ENDED 4/30                                                                                        PERIOD
                                                                                                            ENDED
CLASS B                                                                 2004               2003            4/30/02*
Net asset value, beginning of period                                   $10.43              $9.92             $10.03
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                              $0.25              $0.27              $0.07
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                (0.10)              0.67              (0.10)
-----------------------------------------------------------------     -------            -------            -------
Total from investment operations                                        $0.15              $0.94             $(0.03)
-----------------------------------------------------------------     -------            -------            -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.38)            $(0.42)            $(0.07)
--------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                 (0.01)             (0.01)                --
--------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                       --                 --              (0.01)
-----------------------------------------------------------------     -------            -------            -------
Total distributions declared to shareholders                           $(0.39)            $(0.43)            $(0.08)
-----------------------------------------------------------------     -------            -------            -------
Net asset value, end of period                                         $10.19             $10.43              $9.92
-----------------------------------------------------------------     -------            -------            -------
Total return (%)                                                         1.41               9.66               0.13++###
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                                               1.59               1.60               1.61+
--------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              2.40               2.63               4.49+
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         40                 79                 75
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $13,927            $15,603               $234
--------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's
    "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment advisor contractually waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                            $0.23              $0.22             $(0.07)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.81               2.06              10.47+
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             2.18               2.17              (4.37)+
--------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.52%.
     * For the period from the inception of Class B shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### For the year ended April 30, 2002 the total return was previously reported incorrectly as (0.27)%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
FOR YEAR ENDED 4/30                                                                                        PERIOD
                                                                                                            ENDED
CLASS C                                                                 2004               2003            4/30/02*
Net asset value, beginning of period                                   $10.43              $9.92             $10.03
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                                              $0.25              $0.26              $0.07
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                (0.09)              0.68              (0.10)
-----------------------------------------------------------------     -------            -------            -------
Total from investment operations                                        $0.16              $0.94             $(0.03)
-----------------------------------------------------------------     -------            -------            -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.38)            $(0.42)            $(0.07)
--------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                 (0.01)             (0.01)                --
--------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                                       --                 --              (0.01)
-----------------------------------------------------------------     -------            -------            -------
Total distributions declared to shareholders                           $(0.39)            $(0.43)            $(0.08)
-----------------------------------------------------------------     -------            -------            -------
Net asset value, end of period                                         $10.20             $10.43              $9.92
-----------------------------------------------------------------     -------            -------            -------
Total return (%)                                                         1.51               9.63               0.13++###
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                                               1.59               1.60               1.61+
--------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                              2.40               2.60               4.35+
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         40                 79                 75
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $6,553             $4,671                $13
--------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's
    "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of
    September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment advisor contractually waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                            $0.23              $0.21             $(0.07)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.81               2.06              10.47+
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             2.18               2.14              (4.51)+
--------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
       Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended April 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and to decrease the ratio of net investment income to average net assets by 0.51%.
     * For the period from the inception of Class C shares, March 1, 2002, through April 30, 2002.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### For the year eneded April 30, 2002 the total return was previously reported incorrectly as (0.27)%.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

FOR YEAR ENDED 4/30
CLASS I                                                 2004               2003            2002           2001           2000
Net asset value, beginning of period                  $10.42              $9.92           $9.84          $9.38          $9.87
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                             $0.35              $0.34           $0.59          $0.68          $0.65
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                          (0.09)              0.69            0.14           0.46          (0.49)
------------------------------------------------     -------            -------         -------        -------        -------
Total from investment operations                       $0.26              $1.03           $0.73          $1.14          $0.16
------------------------------------------------     -------            -------         -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                          $(0.48)            $(0.52)         $(0.59)        $(0.68)        $(0.65)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                (0.01)             (0.01)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                      --                 --           (0.06)            --             --
------------------------------------------------     -------            -------         -------        -------        -------
Total distributions declared to shareholders          $(0.49)            $(0.53)         $(0.65)        $(0.68)        $(0.65)
------------------------------------------------     -------            -------         -------        -------        -------
Net asset value, end of period                        $10.19             $10.42           $9.92          $9.84          $9.38
------------------------------------------------     -------            -------         -------        -------        -------
Total return (%)                                        2.52              10.65            7.60          12.52           1.72
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA(S):

Expenses##                                              0.59               0.60            0.13           0.03           0.04
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                             3.42               3.58            5.90           6.96           6.80
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        40                 79              75            133            147
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $165,586            $47,031            $980           $915             $0+++
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective March 1, 2002, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to March 1, 2002, the investment advisor contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, and certain other fees and expenses. In addition, the investment advisor contractually waived a portion of their fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss)
    per share and the ratios would have been:

Net investment income (loss)                           $0.33              $0.30          $(0.30)         $0.28          $0.30
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              0.81               1.06            8.99           4.13           3.75
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            3.20               3.12           (2.96)          2.86           3.09
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective May 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended
       April 30, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and to decrease the ratio of net investment income to average net assets by 0.52%. Per share ratios, and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change.
   +++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    YEAR ENDED            PERIOD ENDED
CLASS R1**                                                            4/30/04               4/30/03*
Net asset value, beginning of period                                  $10.43                 $10.34
----------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.31                  $0.10
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments               (0.11)                  0.14###
-----------------------------------------------------------------    -------                -------
Total from investment operations                                       $0.20                  $0.24
-----------------------------------------------------------------    -------                -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.43)                $(0.15)
----------------------------------------------------------------------------------------------------
  From net realized gain on investments                               $(0.01)                   $--
-----------------------------------------------------------------    -------                -------
Total distributions declared to shareholders                          $(0.44)                $(0.15)
-----------------------------------------------------------------    -------                -------
Net asset value, end of period                                        $10.19                 $10.43
-----------------------------------------------------------------    -------                -------
Total return (%)                                                        1.92                   2.36++
----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.09                   1.10+
----------------------------------------------------------------------------------------------------
Net investment income                                                   2.96                   3.06+
----------------------------------------------------------------------------------------------------
Portfolio turnover                                                        40                     79
----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $325                    $48
----------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by
    MFS under the current agreement. This agreement will terminate on the earlier of September 1,
    2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment advisor contractually waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                  $0.29                  $0.09
----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.31                   1.56+
----------------------------------------------------------------------------------------------------
Net investment income                                                   2.74                   2.60+
----------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
 ** Effective November 3, 2003, Class R shares have been renamed R1 shares.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  PERIOD ENDED
                                                                     4/30/04*

CLASS R2

Net asset value, beginning of period                                   $10.30
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                             $0.14
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments                      (0.04)###
-----------------------------------------------------------------     -------
Total from investment operations                                       $0.10
-----------------------------------------------------------------     -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                          $(0.20)
-----------------------------------------------------------------------------
  From net realized gain on investments                                (0.01)
-----------------------------------------------------------------     -------
Total distributions declared to shareholders                          $(0.21)
-----------------------------------------------------------------     -------
Net asset value, end of period                                        $10.19
-----------------------------------------------------------------     -------
Total return (%)                                                        0.95++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                              1.32+
-----------------------------------------------------------------------------
Net investment income                                                   2.71+
-----------------------------------------------------------------------------
Portfolio turnover                                                        40
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $40
-----------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.50% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.50% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment advisor contractually waived a portion of its fees for certain of the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                  $0.13
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              1.54+
-----------------------------------------------------------------------------
Net investment income                                                   2.49+
-----------------------------------------------------------------------------

  * For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The fund uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market quotations where current market quotations are readily available, or the fund may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market quotations are not readily available. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Bonds and other fixed income securities for which it is determined that current market quotations are not readily available will be fair valued under the direction of the Board of Trustees. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in securities prices. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SHORT TERM FEES - Effective July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following the acquisition (either by purchase or exchange) of certain fund shares. The fund may change the redemption fee period in the future, including in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United Sates of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities, derivatives, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended April 30, 2004 and April 30, 2003 was as follows:

                                            4/30/04            4/30/03
      Distributions declared from:
      ----------------------------------------------------------------
        Ordinary income                  $7,767,514         $2,229,087
      ----------------------------------------------------------------
        Long-term capital gain                   --              4,691
      ----------------------------------------------------------------
      Total distributions declared       $7,767,514         $2,233,778
      ----------------------------------------------------------------

During the year ended April 30, 2004, accumulated distributions in excess of net investment income decreased by $1,735,261, accumulated distributions in excess of net realized gain on investments increased by $1,735,783, and paid-in capital increased by $522 due to differences between book and tax accounting for mortgage-backed securities, amortization and accretion on debt securities, and market discount. This change had no effect on the net assets or net asset value per share. At April 30, 2004, accumulated distributions in excess of net investment income and accumulated distributions in excess of net realized gain on investments under book accounting were different from tax accounting due to temporary differences in accounting for mortgage-backed securities, amortization and accretion on debt securities, market discount, and wash sales.

As of April 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $538,178
          ----------------------------------------------------------
          Capital loss carryforward                         (108,693)
          ----------------------------------------------------------
          Post-October capital loss deferral                 (59,410)
          ----------------------------------------------------------
          Unrealized depreciation                         (2,460,710)
          ----------------------------------------------------------
          Other temporary differences                       (853,797)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2012.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended April 30, 2004 were 0.34% of average daily net assets on an annualized basis.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.30% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009, the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.25% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.50% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2004 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At April 30, 2004, aggregate unreimbursed expenses amounted to $62,072. The fund will not be required to reimburse MFS the $43,434 for expenses borne under a previous agreement that expired on September 1, 2003.

The fund pays compensation to the Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance and other administrative services to certain funds for which MFS acts as an investment adviser. Under an administrative services, agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                               0.0175%
            ------------------------------------------------------
            Next $2.5 billion                              0.0130%
            ------------------------------------------------------
            Next $2.5 billion                              0.0005%
            ------------------------------------------------------
            In excess of $7 billion                        0.0000%
            ------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

            First $2 billion                              0.01120%
            ------------------------------------------------------
            Next $2.5 billion                             0.00832%
            ------------------------------------------------------
            Next $2.5 billion                             0.00032%
            ------------------------------------------------------
            In excess of $7 billion                       0.00000%
            ------------------------------------------------------

For the year ended April 30, 2004, the fund paid MFS $16,078, equivalent to 0.0095% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $21,128 for the year ended April 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1 and Class R2 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2
Distribution Fee                           0.10%           0.75%           0.75%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                0.25%           0.25%           0.25%           0.25%           0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                    0.35%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

MFD retains the serice fee for accounts not attributable to a securities dealer, which for the year ended April
30, 2004 amounted to:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD               $1,867             $26             $10             $28             $--
----------------------------------------------------------------------------------------------------------------

The Class A distribution fee and 0.10% of the Class A service fee are currently being waived on a contractual basis. Fees incurred under the distribution plan during the year ended April 30, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C        CLASS R1        CLASS R2

Total Distribution Plan                    0.15%           1.00%           1.00%           0.50%           0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended April 30, 2004, were as follows:

                                         CLASS A         CLASS B         CLASS C

Contingent Deferred Sales
Charges Imposed                               $3         $44,556          $3,142
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEE - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. Effective April 1, 2004, the fee is set at 0.10% of the fund's average daily net assets. For the year ended April 30, 2004, the fund paid MFSC a fee of $185,203 for shareholder services which amounted to 0.109% of the fund's average daily net assets. Also included in the shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $13,531 for the year ended April 30, 2004, as well other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                         $72,766,343     $44,962,606
------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $126,188,899     $21,223,655
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                        $237,121,566
      ------------------------------------------------------------------
      Gross unrealized depreciation                          $(3,521,409)
      ------------------------------------------------------------------
      Gross unrealized appreciation                            1,060,699
      ------------------------------------------------------------------
      Net unrealized depreciation                            $(2,460,710)
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 4/30/04               Year ended 4/30/03
                                               SHARES           AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                    2,520,976       $26,156,263      3,620,157      $36,808,485
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     52,268           542,135         18,576          191,160
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (1,225,867)      (12,688,264)      (312,134)      (3,191,231)
-----------------------------------------------------------------------------------------------------------
Net increase                                   1,347,377       $14,010,134      3,326,599      $33,808,414
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      686,945        $7,142,346      1,713,055      $17,528,658
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     45,378           471,026         22,185          228,330
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (862,074)       (8,913,393)      (262,852)      (2,699,734)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (129,751)      $(1,300,021)     1,472,388      $15,057,254
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      426,501        $4,438,052        567,241       $5,806,103
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     15,270           158,421          6,123           63,025
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (246,879)       (2,562,443)      (126,964)      (1,298,344)
-----------------------------------------------------------------------------------------------------------
Net increase                                     194,892        $2,034,030        446,400       $4,570,784
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                   11,425,967      $118,577,853      4,398,671      $45,228,052
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    439,744         4,556,888         57,928          597,300
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (122,226)       (1,252,980)       (43,778)        (447,132)
-----------------------------------------------------------------------------------------------------------
Net increase                                  11,743,485      $121,881,761      4,412,821      $45,378,220
-----------------------------------------------------------------------------------------------------------
                                                  Year ended 4/30/04             Period ended 4/30/03*
                                               SHARES           AMOUNT          SHARES          AMOUNT
CLASS R1 SHARES

Shares sold                                       26,850          $275,975          4,527          $46,876
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                        772             8,002             44              453
-----------------------------------------------------------------------------------------------------------
Shares reacquired                                   (278)           (2,853)            (5)             (51)
-----------------------------------------------------------------------------------------------------------
Net increase                                      27,344          $281,124          4,566          $47,278
-----------------------------------------------------------------------------------------------------------

                                                Period ended 4/30/04**
                                               SHARES           AMOUNT
CLASS R2 SHARES

Shares sold                                        3,889           $40,020
-----------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                         67               693
-----------------------------------------------------------------------------
Net increase                                       3,956           $40,713
-----------------------------------------------------------------------------
 * For the period from the inception of Class R1 shares, December 31, 2002, through April 30, 2003.
** For the period from the inception of Class R2 shares, October 31, 2003, through April 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended April 30, 2004 was $1,210 and is included in miscellaneous expense. The fund had no significant borrowings during the year ended April 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts
                                                                      UNREALIZED
DESCRIPTION                  EXPIRATION    CONTRACTS     POSITION   APPRECIATION

5 Year U.S. Treasury Notes    June 2004           27        Short         $9,180
--------------------------------------------------------------------------------

At April 30, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At April 30, 2004, the fund owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.26% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                  DATE OF    SHARE/PRINCIPAL
DESCRIPTION                                   ACQUISITION             AMOUNT            COST           VALUE
Republic of El Salvador, 9.5% 2006                 3/2/04            550,000        $623,700        $607,750
------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To The Trustees of MFS Series Trust IX and Shareholders of
MFS Intermediate Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of MFS Intermediate Investment Grade Bond Fund (a portfolio of MFS Series Trust IX (the Trust)) as of April 30, 2004, and the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the five years in the period ended April 30, 2004. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 2004 by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Intermediate Investment Grade Bond Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period the ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 18, 2004

---------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The business address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                                                                    PRINCIPAL OCCUPATIONS & OTHER
                                       POSITION(s) HELD      TRUSTEE/OFFICER           DIRECTORSHIPS(2) DURING
        NAME, DATE OF BIRTH                WITH FUND             SINCE(1)                THE PAST FIVE YEARS
        -------------------            ----------------      ----------------       ------------------------------

INTERESTED TRUSTEES
John W. Ballen(3)                    Trustee and President  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

Robert J. Manning(3)                 Trustee and President  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director

Kevin R. Parke(3)                    Trustee                January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                             February 2004       Company, President, Chief Investment
                                                                                Officer and Director (until February
                                                                                2004)

Robert C. Pozen(3)                   Trustee                February 2004       Massachusetts Financial Services
(born 08/08/46)                                                                 Company, Chairman (since February
                                                                                2004); Harvard Law School (education),
                                                                                John Olin Visiting Professor (since
                                                                                July 2002); Secretary of Economic
                                                                                Affairs, The Commonwealth of
                                                                                Massachusetts (January 2002 to
                                                                                December 2002); Fidelity Investments,
                                                                                Vice Chairman (June 2000 to December
                                                                                2001); Fidelity Management & Research
                                                                                Company (investment adviser),
                                                                                President (March 1997 to July 2001);
                                                                                The Bank of New York (financial
                                                                                services), Director; Bell Canada
                                                                                Enterprises (telecommunications),
                                                                                Director; Telesat (satellite
                                                                                communications), Director

Jeffrey L. Shames(3)                 Trustee                October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                             February 2004       Company, Chairman (until February
                                                                                2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                       Chairman               February 1992       Private investor; KeySpan Corporation
(born 05/01/36)                                                                 (energy related services), Director;
                                                                                Eastern Enterprises (diversified
                                                                                services company), Chairman, Trustee
                                                                                and Chief Executive Officer (until
                                                                                November 2000)

Lawrence H. Cohn, M.D.               Trustee                August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                 Cardiac Surgery; Harvard Medical
                                                                                School, Professor of Surgery

David H. Gunning                     Trustee                January 2004        Cleveland-Cliffs, Inc. (mining
(born 05/30/42)                                                                 products and service provider), Vice
                                                                                Chairman/Director (since April 2001);
                                                                                Encinitos Ventures (private investment
                                                                                company), Principal (1997 to April
                                                                                2001); Lincoln Electric Holdings, Inc.
                                                                                (welding equipment manufacturer),
                                                                                Director; Southwest Gas Corporation
                                                                                (natural gas distribution company),
                                                                                Director

William R. Gutow                     Trustee                December 1993       Private investor and real estate
(born 09/27/41)                                                                 consultant; Capitol Entertainment
                                                                                Management Company (video franchise),
                                                                                Vice Chairman

Amy B. Lane                          Trustee                January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                 Managing Director, Investment Banking
                                                                                Group (1997 to February 2001); Borders
                                                                                Group, Inc. (book and music retailer),
                                                                                Director; Federal Realty Investment
                                                                                Trust (real estate investment trust),
                                                                                Trustee

Lawrence T. Perera                   Trustee                July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu                    Trustee                August 1982         Private investor; Harvard University
(born 04/10/35)                                                                 Graduate School of Business
                                                                                Administration, Class of 1961 Adjunct
                                                                                Professor in Entrepreneurship
                                                                                Emeritus; CBL & Associates Properties,
                                                                                Inc. (real estate investment trust),
                                                                                Director

J. Dale Sherratt                     Trustee                August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                 planning specialists), President;
                                                                                Wellfleet Investments (investor in
                                                                                health care companies), Managing
                                                                                General Partner (since 1993);
                                                                                Cambridge Nutraceuticals (professional
                                                                                nutritional products), Chief Executive
                                                                                Officer (until May 2001)

Elaine R. Smith                      Trustee                February 1992       Independent health care industry
(born 04/25/46)                                                                 consultant

Ward Smith                           Trustee                October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)                 President and Trustee  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                                 Company, Chief Executive Officer,
                                                                                President, Chief Investment Officer
                                                                                and Director.

John W. Ballen(3)                    President and Trustee  August 2001 until   Massachusetts Financial Services
(born 09/12/59)                                             February 2004       Company, Chief Executive Officer and
                                                                                Director (until February 2004)

James R. Bordewick, Jr.(3)           Assistant Secretary    September 1990      Massachusetts Financial Services
(born 03/06/59)                      and Assistant Clerk                        Company, Senior Vice President and
                                                                                Associate General Counsel

Stephen E. Cavan(3)                  Secretary and Clerk    December 1989       Massachusetts Financial Services
(born 11/06/53)                                             until March 2004    Company, Senior Vice President,
                                                                                General Counsel and Secretary (until
                                                                                March 2004)

Stephanie A. DeSisto(3)              Assistant Treasurer    May 2003            Massachusetts Financial Services
(born 10/01/53)                                                                 Company, Vice President (since April
                                                                                2003); Brown Brothers Harriman & Co.,
                                                                                Senior Vice President (November 2002
                                                                                to April 2003); ING Groep N.V./Aeltus
                                                                                Investment Management, Senior Vice
                                                                                President (prior to November 2002)

Robert R. Flaherty(3)                Assistant Treasurer    August 2000         Massachusetts Financial Services
(born 09/18/63)                                                                 Company, Vice President (since August
                                                                                2000); UAM Fund Services, Senior Vice
                                                                                President (prior to August 2000)

Richard M. Hisey(3)                  Treasurer              August 2002         Massachusetts Financial Services
(born 08/29/58)                                                                 Company, Senior Vice President (since
                                                                                July 2002); The Bank of New York,
                                                                                Senior Vice President (September 2000
                                                                                to July 2002); Lexington Global Asset
                                                                                Managers, Inc., Executive Vice
                                                                                President and Chief Financial Officer
                                                                                (prior to September 2000); Lexington
                                                                                Funds, Chief Financial Officer (prior
                                                                                to September 2000)

Ellen Moynihan(3)                    Assistant Treasurer    April 1997          Massachusetts Financial Services
(born 11/13/57)                                                                 Company, Vice President

James O. Yost(3)                     Assistant Treasurer    September 1990      Massachusetts Financial Services
(born 06/12/60)                                                                 Company, Senior Vice President

------------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the series/the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                        CUSTODIAN
Massachusetts Financial Services                          State Street Bank and Trust Company
Company                                                   225 Franklin Street, Boston, MA 02110
500 Boylston Street, Boston, MA
02116-3741                                                AUDITORS
                                                          Deloitte & Touche LLP
DISTRIBUTOR                                               200 Berkeley Street, Boston, MA 02116
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
James J. Calmas

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 202-547-7071, extension 201, by visiting www.jmr-financial.com/MFS or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              IBF-ANN-6/04 17M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant ("Funds"), and Ernst & Young LLP ("E&Y") to serve in this capacity for another Fund of the Registrant. In addition, Deloitte and E&Y may provide non-audit related services to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended April 30, 2004 and 2003, audit fees billed to the Funds by Deloitte were as follows:

                                                                REGISTRANT'S
                                                                 AUDIT FEES
              Fees billed by Deloitte:                         2004        2003
                                                               ----        ----

                MFS Bond Fund                               $39,475     $36,200
                MFS Inflation Adjusted Bond Fund             11,500           0
                MFS Intermediate Investment Grade Bond Fund  30,300      21,300
                MFS Limited Maturity Fund                    29,100      26,500
                MFS Municipal Limited Maturity Fund          29,610      27,000
                MFS Research Bond Fund                       39,550      36,300
                MFS Research Bond Fund J                     11,300           0
                                                           --------    --------
                             TOTAL                         $190,835    $147,300

For the fiscal years ended April 30, 2004 and 2003, audit fees billed to the Fund by E&Y were as follows:
                                                                REGISTRANT'S
                                                                 AUDIT FEES
              Fees billed by E&Y:                              2004      2003
                                                               ----      ----
                MFS Emerging Opportunities Fund             $23,500   $16,830

For the fiscal years ended April 30, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds, MFS and MFS Related Entities were as follows:

                                                                                                                         TOTAL
                                       AUDIT-RELATED FEES(1)        TAX FEES(2)          ALL OTHER FEES(3)           NON-AUDIT FEES
Fees billed by Deloitte:                 2004         2003        2004       2003        2004         2003         2004        2003
                                         ----         ----        ----       ----        ----         ----         ----        ----
MFS Bond Fund                        $      0     $      0      $4,775   $ 4,100     $      0     $      0     $  4,775     $  4,100
MFS Inflation Adjusted Bond Fund                                 3,000         0                                  3,000            0
MFS Intermediate Investment Grade
  Bond Fund                                                      4,600     4,000                                  4,600        4,000
MFS Limited Maturity Fund                                        4,700     4,300                                  4,700        4,300
MFS Municipal Limited Maturity Fund                              4,300     3,900                                  4,300        3,900
MFS Research Bond Fund                                           4,700     4,000                                  4,700        4,000
MFS Research Bond Fund J                                         4,000         0            0            0        4,000            0
                                     --------     --------     -------   -------     --------     --------     --------     --------
      TOTAL FEES BILLED BY DELOITTE  $      0     $      0     $30,075   $20,300     $      0     $      0     $ 30,075     $ 20,300

To MFS and MFS Related Entities       392,450      220,000      57,195    51,784     $146,000      192,172      595,645      463,956
                                     --------     --------     -------   -------     --------     --------     --------     --------
   TOTAL FEES BILLED                 $392,450     $220,000     $87,270   $72,084     $146,000     $192,172     $625,720     $484,256
                                     --------     --------     -------   -------     --------     --------     --------     --------

For the fiscal years ended April 30, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the
Registrant, MFS and MFS Related Entities were as follows:

                                                                                                                       TOTAL
                                       AUDIT-RELATED FEES(1)        TAX FEES(2)          ALL OTHER FEES(3)         NON-AUDIT FEES
                                       ---------------------        -----------          -----------------         --------------
                                          2004         2003       2004         2003     2004         2003        2004         2003
                                          ----         ----       ----         ----     ----         ----        ----         ----
Fees billed by E&Y:
To MFS Emerging Opportunities Fund        $  0         $  0    $ 4,100     $  2,970     $  0         $  0       $ 4,100     $  2,970
To MFS and MFS Related Entities              0            0     10,000      129,000        0            0        10,000      129,000
                                          ----         ----    -------     --------     ----         ----       -------     --------
                TOTAL FEES BILLED         $  0         $  0    $14,100     $131,970     $  0         $  0       $14,100     $131,970
                                          ----         ----    -------     --------     ----         ----       -------     --------

(1) There were no Audit-Related services provided to the Funds by either Deloitte or E&Y for the fiscal years ended April 30, 2004 and 2003. Audit-Related Fees paid to Deloitte for MFS and MFS Related Entities includes fees for internal control reviews.

(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. For both Deloitte and E&Y this category includes fees for tax compliance, tax planning, and tax advice. For Deloitte, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, and tax advice related to income recognition and distribution policies. For
    E&Y, tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice and consultation on mutual fund capital structures, investment securities, preferential dividend regulations and technical questions related to wash sale rules of the Internal Revenue Code.

(3) For Deloitte, All Other Fees include fees for services related to financial information system implementation, and consultation on internal cost allocations. There were no services provided to the Fund, MFS or MFS Related Entities by E&Y for the fiscal years ended January 31, 2004 and 2003 other than tax services.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:
         Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the funds and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F): Not applicable.

ITEM 4(H): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President

Date: June 23, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2004
      -------------


By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2004
      -------------


* Print name and title of each signing officer under his or her signature.